                                                                   ANNUAL REPORT

                                                               DECEMBER 31, 2002

                                                                  LIQUIDITY PLUS
                                                               MONEY MARKET FUND


                                                          ---------------------------
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                                                          EDELIVERY
                                                          ---------------------------

LETTER TO SHAREHOLDERS

DEAR SHAREHOLDERS:

   The goal of this Fund is to provide shareholders with a competitive money market return consistent with stability of principal. Purchases are targeted at those money market securities and maturities that offer the most attractive yields.

   During the first half of the year, economic reports began to point toward a weaker than expected pace of economic recovery. As a result, expectations for a rate hike faded and short-term interest rates, which had begun to rise earlier in the year, began to decline. By June 30, money market rates were down only marginally from their December 31, 2001 levels.

   In August, the Federal Reserve (Fed) made a significant change in their statement regarding the bias of monetary policy, acknowledging that risks were now weighted toward economic weakness rather than inflation. Rates started to trend lower as expectations for a rate cut grew. In November, the Fed cut the Federal Funds rate (the rate banks charge each other on overnight loans) from 1.75% to 1.25%. While a rate cut had been anticipated, the size of the move surpassed the expectations for a 25 basis point (0.25 percentage point) cut, and rates trended lower. The Fed also reverted to a balanced risk assessment, signaling that the current easing cycle might be at an end. Between June 30 and December 31, the yield on a three-month Treasury bill fell from 1.67% to 1.20%. The yield on a one-year Treasury note fell by 74 basis points, from 2.06% to 1.32%.

   During most of the year ending December 31, purchases were concentrated in the one-month to three-month maturity range, since money market securities with longer maturities did not offer relative value. Throughout the year, however, certificates of deposit with one-year maturities were added as attractive opportunities arose.

   On the following pages, you will find information about the Liquidity Plus Money Market Fund for the year ending December 31. If you have any questions about this Fund, please call your financial advisor. We value the opportunity to work with you towards meeting your investment objectives.

   Very Truly Yours,

   /s/ James C. Robinson

   James C. Robinson, Chief Executive Officer

   Munder Capital Management

TABLE OF
   CONTENTS
--------------------------------------------------------------------------------

                  1          Portfolio of Investments
                  4          Statement of Assets and Liabilities
                  5          Statement of Operations
                  6          Statements of Changes in Net Assets
                  7          Financial Highlights
                  9          Notes to Financial Statements
                  19         Report of Ernst & Young LLP, Independent Auditors

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND
ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD,
OR ANY OTHER AGENCY. ALL MUTUAL FUND SHARES INVOLVE CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                      [This Page Intentionally Left Blank]

LIQUIDITY PLUS MONEY MARKET FUND
   Portfolio of Investments, December 31, 2002
--------------------------------------------------------------------------------

                                                 RATING (UNAUDITED)
PRINCIPAL                                        ------------------
AMOUNT                                           S&P        MOODY'S             VALUE
-------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 26.3%
$ 3,000,000      ABN Amro Bank NV
                   2.320% due 07/22/2003         A-1         P-1         $  2,999,508
  5,000,000      Banque Nationale de Paris
                   2.230% due 01/10/2003         A-1+        P-1            5,000,000
  4,000,000      Bayerische Landesbank
                   1.890% due 10/24/2003         A-1+        P-1            3,999,677
  5,000,000      Deutsche Bank AG
                   2.450% due 05/08/2003         A-1+        P-1            4,999,656
  5,000,000      Rabobank Nederland
                   2.375% due 02/19/2003         A-1+        P-1            4,999,900
  5,000,000      Toronto-Dominion Bank
                   2.590% due 04/25/2003         A-1+        P-1            4,999,383
  5,000,000      UBS AG
                   1.760% due 08/22/2003         A-1+        P-1            4,999,682
  3,000,000      Westdeutsche Landesbank
                   Girozentrale
                   1.490% due 11/12/2003         A-1+        P-1            2,999,742
                                                                         ------------
TOTAL CERTIFICATES OF DEPOSIT
   (Cost $34,997,548)                                                      34,997,548
                                                                         ------------
COMMERCIAL PAPER -- 46.3%
  4,000,000      Alcon Capital Corporation
                   1.310% due 01/23/2003         A-1+        P-1            3,996,798
  4,000,000      American Honda Finance
                   Corporation
                   1.310% due 01/08/2003         A-1         P-1            3,998,981
  4,000,000      Corporate Receivables
                   Corporation
                   1.350% due 02/03/2003         A-1+        P-1            3,995,050
  4,000,000      Enterprise Funding
                   Corporation
                   1.530% due 02/06/2003         A-1+        P-1            3,993,880
  4,000,000      Falcon Asset Securitization
                   Corporation
                   1.390% due 01/22/2003         A-1         P-1            3,996,757
  4,000,000      General Electric Capital
                   Services, Inc.
                   1.700% due 01/07/2003         A-1+        P-1            3,998,866
  4,000,000      Golden Funding Corporation
                   1.360% due 02/13/2003         A-1         P-1            3,993,502

                       See Notes to Financial Statements.

LIQUIDITY PLUS MONEY MARKET FUND
   Portfolio of Investments, December 31, 2002 (continued)
--------------------------------------------------------------------------------

                                                 RATING (UNAUDITED)
PRINCIPAL                                        ------------------
AMOUNT                                           S&P        MOODY'S             VALUE
-------------------------------------------------------------------------------------
COMMERCIAL PAPER -- (CONTINUED)
$ 5,000,000      International Lease Finance
                   Corporation
                   1.300% due 01/21/2003         A-1+        P-1         $  4,996,389
  4,000,000      Lexington Parker Capital
                   Corporation
                   1.350% due 02/18/2003         A-1         --             3,992,800
  4,000,000      Mont Blanc Capital
                   Corporation
                   1.350% due 02/24/2003         A-1+        P-1            3,991,900
  4,000,000      National Rural Utilities
                   Cooperative Finance
                   Corporation
                   1.360% due 01/17/2003         A-1+        P-1            3,997,582
  4,679,000      Park Avenue Receivables
                   Corporation
                   1.760% due 01/13/2003         A-1         P-1            4,676,255
  4,000,000      Receivables Capital
                   Corporation
                   1.750% due 01/14/2003         A-1+        P-1            3,997,472
  4,000,000      Toyota Motor Credit
                   Corporation
                   1.300% due 02/13/2003         A-1+        P-1            3,993,789
  4,000,000      Transamerica Finance
                   Corporation
                   1.700% due 01/10/2003         A-1+        P-1            3,998,300
                                                                         ------------
TOTAL COMMERCIAL PAPER
   (Cost $61,618,321)                                                      61,618,321
                                                                         ------------
CORPORATE BONDS AND NOTES -- 3.7%
   (Cost $5,000,000)
  5,000,000      Beta Finance, Inc. 144A,
                   1.390% due
                   09/18/2003++, +++             A-1+        P-1            5,000,000
                                                                         ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                      VALUE
-------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 22.3%
   (Cost $29,756,251)
$29,756,251      Agreement with Lehman
                   Brothers Holdings, Inc.,
                   1.000% dated 12/31/2002,
                   to be repurchased at
                   $29,757,904 on 01/02/2003,
                   collateralized by
                   $24,025,000 U.S. Treasury
                   Strip, 4.207%+, maturing
                   05/15/2012 (value
                   $16,303,365) and
                   $51,055,000 U.S. Treasury
                   Strip, 5.347%+, maturing
                   08/15/2027 (value
                   $14,048,295)                                          $ 29,756,251
                                                                         ------------

TOTAL INVESTMENTS
   (Cost $131,372,120)                                   98.6%            131,372,120
OTHER ASSETS AND LIABILITIES (NET)                        1.4               1,814,988
                                                        -----            ------------
NET ASSETS                                              100.0%           $133,187,108
                                                        =====            ============

------------

  + Rate represents annualized yield at date of purchase.

 ++ Variable rate security. The interest rate shown reflects the rate currently in effect.

+++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

                       See Notes to Financial Statements.

LIQUIDITY PLUS MONEY MARKET FUND
   Statement of Assets and Liabilities, December 31, 2002
--------------------------------------------------------------------------------

ASSETS:
Investments, at value
  See accompanying schedule:
    Securities..............................................  $101,615,869
    Repurchase agreement....................................    29,756,251
                                                              ------------
Total Investments...........................................   131,372,120
Interest receivable.........................................       477,998
Receivable for Fund shares sold.............................     1,467,095
Prepaid expenses and other assets...........................         8,174
                                                              ------------
      Total Assets..........................................   133,325,387
                                                              ------------
LIABILITIES:
Distribution and shareholder servicing fees payable.........        41,167
Investment advisory fees payable............................        39,760
Administration fees payable.................................        18,122
Directors' fees and expenses payable........................         8,255
Transfer agency/record keeping fees payable.................         6,805
Custody fees payable........................................         1,952
Accrued expenses and other payables.........................        22,218
                                                              ------------
      Total Liabilities.....................................       138,279
                                                              ------------
NET ASSETS..................................................  $133,187,108
                                                              ============
Investments, at cost........................................  $131,372,120
                                                              ============
NET ASSETS CONSIST OF:
Accumulated net realized loss on investments sold...........  $       (660)
Par value...................................................       133,188
Paid-in capital in excess of par value......................   133,054,580
                                                              ------------
                                                              $133,187,108
                                                              ============
Net asset value, offering price and redemption price per
  share ($133,187,108 / 133,187,767 shares outstanding;
  2,000,000,000 shares authorized; $0.001 par value)........  $       1.00
                                                              ============

                       See Notes to Financial Statements.

LIQUIDITY PLUS MONEY MARKET FUND
   Statement of Operations, Year Ended December 31, 2002
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest....................................................  $3,011,617
                                                              ----------
EXPENSES:
Distribution and shareholder servicing fees.................     526,689
Investment advisory fees....................................     526,689
Administration fees.........................................     182,938
Transfer agency/record keeping fees.........................      45,251
Legal and audit fees........................................      30,468
Custody fees................................................      27,997
Directors' fees and expenses................................      10,757
Registration and filing fees................................       4,337
Amortization of organizational costs........................       1,130
Other.......................................................      64,447
                                                              ----------
      Total Expenses........................................   1,420,703
                                                              ----------
NET INVESTMENT INCOME.......................................   1,590,914
                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $1,590,914
                                                              ==========

                       See Notes to Financial Statements.

LIQUIDITY PLUS MONEY MARKET FUND
   Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                     YEAR ENDED           YEAR ENDED
                                              DECEMBER 31, 2002    DECEMBER 31, 2001
                                              --------------------------------------
Net investment income.......................   $     1,590,914      $     4,915,430
Net realized loss on investments............                --                 (537)
                                               ---------------      ---------------
Net increase in net assets resulting from
  operations................................         1,590,914            4,914,893
Dividends to shareholders from net
  investment income.........................        (1,590,914)          (4,915,430)
Net increase/(decrease) in net assets from
  Fund share transactions...................       (32,546,500)          35,359,382
                                               ---------------      ---------------
Net increase/(decrease) in net assets.......       (32,546,500)          35,358,845
NET ASSETS:
Beginning of year...........................       165,733,608          130,374,763
                                               ---------------      ---------------
End of year.................................   $   133,187,108      $   165,733,608
                                               ===============      ===============
CAPITAL STOCK ACTIVITY(A):
Sold........................................   $   125,551,741      $   153,234,986
Issued as reinvestment of dividends.........         1,590,880            4,915,391
Redeemed....................................      (159,689,121)        (122,790,995)
                                               ---------------      ---------------
Net increase/(decrease).....................   $   (32,546,500)     $    35,359,382
                                               ===============      ===============

------------

(a) Since the Fund has sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments, and redemptions is the same as the amounts shown above for such transactions.

                       See Notes to Financial Statements.

LIQUIDITY PLUS MONEY MARKET FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                               YEAR        YEAR        YEAR        YEAR        YEAR
                                              ENDED       ENDED       ENDED       ENDED       ENDED
                                           12/31/02    12/31/01    12/31/00    12/31/99    12/31/98
                                           --------------------------------------------------------
Net asset value, beginning of period...    $   1.00    $   1.00    $   1.00    $   1.00    $  1.00
                                           --------    --------    --------    --------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................       0.010       0.035       0.054       0.043      0.050
                                           --------    --------    --------    --------    -------
Total from investment operations.......       0.010       0.035       0.054       0.043      0.050
                                           --------    --------    --------    --------    -------
LESS DISTRIBUTIONS:
Dividends from net investment income...      (0.010)     (0.035)     (0.054)     (0.043)    (0.050)
                                           --------    --------    --------    --------    -------
Total distributions....................      (0.010)     (0.035)     (0.054)     (0.043)    (0.050)
                                           --------    --------    --------    --------    -------
Net asset value, end of period.........    $   1.00    $   1.00    $   1.00    $   1.00    $  1.00
                                           ========    ========    ========    ========    =======
TOTAL RETURN(B)........................        1.05%       3.52%       5.54%       4.35%      4.68%
                                           ========    ========    ========    ========    =======
RATIOS TO AVERAGE NET
 ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...    $133,187    $165,734    $130,375    $109,551    $76,965
Ratio of operating expenses to average
 net assets............................        0.94%       0.84%       1.00%       0.96%      0.97%
Ratio of net investment income to
 average net assets....................        1.06%       3.39%       5.41%       4.28%      4.58%

------------

(a) Liquidity Plus Money Market Fund commenced operations on June 4, 1997.

(b) Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

                      [This Page Intentionally Left Blank]

LIQUIDITY PLUS MONEY MARKET FUND
   Notes to Financial Statements, December 31, 2002
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   Information presented in these financial statements pertains only to the Liquidity Plus Money Market Fund (the "Fund"), a diversified portfolio of St. Clair Funds, Inc. ("St. Clair"). St. Clair is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. St. Clair was organized as a Maryland Corporation on May 23, 1984. The Fund is classified as a diversified management investment company.

   The Fund is part of the Munder Funds family (the "Munder Funds" or the "Funds"), which as of December 31, 2002 consisted of 36 portfolios, each of which is a series of St. Clair, The Munder Funds, Inc., ("MFI"), The Munder Funds Trust ("MFT"), The Munder Framlington Funds Trust ("Framlington"), or Munder @Vantage Fund ("@Vantage"). Financial statements for the remaining Munder Funds are presented in separate reports.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

   Security Valuation: Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Directors. The Fund seeks to maintain a net asset value per share of $1.00.

   Repurchase Agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral

LIQUIDITY PLUS MONEY MARKET FUND
   Notes to Financial Statements, December 31, 2002 (continued)
--------------------------------------------------------------------------------

securities, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights. Munder Capital Management (the "Advisor") reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

   Security Transactions and Investment Income: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. General expenses of the Munder Funds are allocated to each fund based upon the relevant driver of such expenses.

   Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly (if available) by the Fund. The Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

   Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

   Federal Income Taxes: The Fund's policy is to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

2. INVESTMENT ADVISOR, ADMINISTRATOR AND OTHER RELATED PARTY TRANSACTIONS

   For its advisory services, the Advisor is entitled to receive from the Fund a fee, computed daily and payable monthly at an annual rate of 0.35% of the value of its average daily net assets.

   The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund a fee, computed daily and payable monthly, based on the aggregate average daily net

LIQUIDITY PLUS MONEY MARKET FUND
   Notes to Financial Statements, December 31, 2002 (continued)
--------------------------------------------------------------------------------

assets of the Fund and all of the portfolios of MFI, MFT, Framlington, @Vantage, as follows:

AGGREGATE NET ASSETS                                           FEE
--------------------------------------------------------------------
First $2.8 billion..........................................  0.141%
Next $2.2 billion...........................................  0.131%
Next $5.0 billion...........................................  0.129%
Next $2.5 billion...........................................  0.080%
Thereafter..................................................  0.070%

   In its capacity as administrator, the Advisor is also entitled to receive a fee from the institutional portfolios of St. Clair based on their aggregate average daily net assets.

   For the period from June 1, 2002 through May 31, 2003, the Advisor has agreed to limit to $3.9 million the total amount it may receive in the aggregate from MFI, MFT, Framlington, St. Clair and @Vantage for its services as administrator, after payment of sub-administration fees to the Munder Funds' sub-administrators. For the year ended December 31, 2002, the Advisor earned $112,866 before payment of sub-administration fees and $28,383 after payment of sub-administration fees for its administrative services to the Fund.

   Each Trustee of MFT and Framlington and each Director of MFI and St. Clair is paid an aggregate fee for services provided as a Board member of MFT, MFI, Framlington and St. Clair. The fee consists of a $68,000 annual retainer ($90,000 for the Chairman) for services in such capacity, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Directors/Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Director/Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MFI, MFT, Framlington, St. Clair and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica Inc. ("Comerica") or any of Comerica's affiliates receives any compensation from MFI, MFT, Framlington, St. Clair or @Vantage. Comerica, through its wholly-owned subsidiary Comerica Bank, owns approximately 97% of the Advisor.

LIQUIDITY PLUS MONEY MARKET FUND
   Notes to Financial Statements, December 31, 2002 (continued)
--------------------------------------------------------------------------------

3. DISTRIBUTION AND SERVICE PLAN

   The Fund has a Distribution and Service Plan (the "Plan") that was adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the service fees are primarily to pay securities dealers and other financial institutions and organizations (collectively, the "Service Organizations") who provide shareholder services for the Fund. The Plan also permits payments to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund). The maximum rate, as a percentage of average daily net assets, payable under the Plan is 0.35%.

   Comerica Securities, a wholly-owned subsidiary of Comerica, and Comerica Bank are among the Service Organizations who receive fees from the Fund under the Plan. For the year ended December 31, 2002, the Fund paid $291 and $0 to Comerica Securities and Comerica Bank, respectively, for shareholder services provided to Fund shareholders.

4. ORGANIZATIONAL COSTS

   Expenses incurred prior to June 30, 1998 in connection with the organization of the Fund, including the fees and expenses of registering and qualifying their shares for distribution under Federal securities regulations, were amortized on a straight-line basis over a period of 5 years from commencement of operations.

5. INCOME TAX INFORMATION

   The tax character of distributions was $1,590,914 and $4,915,430 paid from ordinary income during the years ended December 31, 2002 and December 31, 2001, respectively. As of December 31, 2002, the components of distributable earnings on a tax basis were $22,069 of undistributed ordinary income and $(660) of capital loss carryforwards, totaling $21,409. The differences between book and tax distributable earnings are primarily due to deferred directors fees and capital loss carryforwards.

   Aggregate cost for Federal Income Tax purposes is $131,372,120.

   As determined at December 31, 2002, the Fund had available for Federal income purposes, $660 of unused capital losses of which $123 expires in 2007 and $537 expires in 2009.

LIQUIDITY PLUS MONEY MARKET FUND
   Notes to Financial Statements, December 31, 2002 (continued)
--------------------------------------------------------------------------------

6. SUBSEQUENT EVENTS

   On February 11, 2003, the Board of Directors approved the following matters to be voted upon by shareholders of the Fund: (1) the election of eight Directors of St. Clair, seven of which are currently members of the Board of Directors, (2) a Plan of Reorganization and Redomiciliation providing for (a) the acquisition of all of the assets of each Fund by a corresponding series ("New Fund") of the Munder Series Trust, a newly formed Delaware statutory trust, in exchange for shares of the New Fund and the assumption of all liabilities of each Fund by the corresponding New Fund and (b) the subsequent liquidation of each Fund, and (3) the amendment or elimination of certain of each Fund's fundamental investment restrictions in order to modernize its investment restrictions and increase its investment flexibility.

7. DIRECTORS AND OFFICERS' INFORMATION (UNAUDITED)

   Information about the Directors and executive officers of the Munder Funds, including their business addresses, ages and principal occupations during the past five years, and other current directorships of publicly traded companies or funds, are set forth in the table below. A Director is deemed to be a "Non-Interested Director" to the extent the Director is not an "interested" person of the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

                                                                                 NUMBER OF
                                                                                PORTFOLIOS
                                                  TERM OF        PRINCIPAL        IN FUND
                                                OFFICE AND     OCCUPATION(S)      COMPLEX
                            POSITIONS(S) WITH    LENGTH OF     DURING PAST 5     OVERSEEN    OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE           ST. CLAIR       TIME SERVED        YEARS        BY DIRECTOR   HELD BY DIRECTOR
----------------------------------------------------------------------------------------------------------------
NON-INTERESTED DIRECTORS
Charles W. Elliott          Director and       Indefinite(1)  Consultant,           36       None
c/o The Munder Funds        Chairman           since 2/94     self- employed
480 Pierce Street                                             (since 7/95).
Suite 300                                                     Director, MFI
Birmingham, MI 48009                                          (since 2/95);
Age 71                                                        Trustee, MFT
                                                              (since 11/89);
                                                              Trustee,
                                                              Framlington
                                                              (since 11/96);
                                                              Trustee,
                                                              @Vantage (since
                                                              8/00); Trustee,
                                                              Munder Series
                                                              Trust (since
                                                              2/03).

LIQUIDITY PLUS MONEY MARKET FUND
   Notes to Financial Statements, December 31, 2002 (continued)
--------------------------------------------------------------------------------

                                                                                 NUMBER OF
                                                                                PORTFOLIOS
                                                  TERM OF        PRINCIPAL        IN FUND
                                                OFFICE AND     OCCUPATION(S)      COMPLEX
                            POSITIONS(S) WITH    LENGTH OF     DURING PAST 5     OVERSEEN    OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE           ST. CLAIR       TIME SERVED        YEARS        BY DIRECTOR   HELD BY DIRECTOR
----------------------------------------------------------------------------------------------------------------
John Rakolta, Jr.           Director and Vice  Indefinite(1)  Chairman and          36       None
c/o The Munder Funds        Chairman           since 4/95     Chief Executive
480 Pierce Street                                             Officer,
Suite 300                                                     Walbridge
Birmingham, MI 48009                                          Aldinger Company
Age 55                                                        (construction
                                                              company) (since
                                                              1991). Director,
                                                              MFI (since
                                                              2/93); Trustee,
                                                              MFT (since
                                                              4/95); Trustee,
                                                              Framlington
                                                              (since 11/96);
                                                              Trustee,
                                                              @Vantage (since
                                                              8/00); and
                                                              Trustee, Munder
                                                              Series Trust
                                                              (since 2/03).
David J. Brophy             Director           Indefinite(1)  Professor of          36       DirectPlacement,
c/o The Munder Funds                           since 4/95     Finance,                       Inc. (financial
480 Pierce Street                                             University of                  technology company)
Suite 300                                                     Michigan-                      (since 2/02).
Birmingham, MI 48009                                          Business School
Age 66                                                        (since 8/66).
                                                              Director, MFI
                                                              (since 5/93);
                                                              Trustee, MFT
                                                              (since 4/95);
                                                              Trustee,
                                                              Framlington
                                                              (since 11/96);
                                                              Trustee,
                                                              @Vantage (since
                                                              8/00); and
                                                              Trustee, Munder
                                                              Series Trust
                                                              (since 2/03).

LIQUIDITY PLUS MONEY MARKET FUND
   Notes to Financial Statements, December 31, 2002 (continued)
--------------------------------------------------------------------------------

                                                                                 NUMBER OF
                                                                                PORTFOLIOS
                                                  TERM OF        PRINCIPAL        IN FUND
                                                OFFICE AND     OCCUPATION(S)      COMPLEX
                            POSITIONS(S) WITH    LENGTH OF     DURING PAST 5     OVERSEEN    OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE           ST. CLAIR       TIME SERVED        YEARS        BY DIRECTOR   HELD BY DIRECTOR
----------------------------------------------------------------------------------------------------------------
Dr. Joseph E. Champagne     Director           Indefinite(1)  Vice President,       36       None
c/o The Munder Funds                           since 2/94     Macomb College
480 Pierce Street                                             (since 2001);
Suite 300                                                     Dean, Macomb
Birmingham, MI 48009                                          College (since
Age 64                                                        9/97). Director,
                                                              MFI (since
                                                              2/95); Trustee,
                                                              MFT (since
                                                              11/89); Trustee,
                                                              Framlington
                                                              (since 11/96);
                                                              Trustee,
                                                              @Vantage (since
                                                              8/00); and
                                                              Trustee, Munder
                                                              Series Trust
                                                              (since 2/03).
Thomas D. Eckert            Director           Indefinite(1)  Director,             36       None
c/o The Munder Funds                           since 4/95     President and
480 Pierce Street                                             Chief Executive
Suite 300                                                     Officer, Capital
Birmingham, MI 48009                                          Automotive REIT
Age 55                                                        (real estate
                                                              investment trust
                                                              specializing in
                                                              retail
                                                              automotive
                                                              properties)
                                                              (since 10/97).
                                                              Director, MFI
                                                              (since 2/93);
                                                              Trustee, MFT
                                                              (since 4/95);
                                                              Trustee,
                                                              Framlington
                                                              (since 11/96);
                                                              Trustee,
                                                              @Vantage (since
                                                              8/00); and
                                                              Trustee, Munder
                                                              Series Trust
                                                              (since 2/03).

LIQUIDITY PLUS MONEY MARKET FUND
   Notes to Financial Statements, December 31, 2002 (continued)
--------------------------------------------------------------------------------

                                                                                 NUMBER OF
                                                                                PORTFOLIOS
                                                  TERM OF        PRINCIPAL        IN FUND
                                                OFFICE AND     OCCUPATION(S)      COMPLEX
                            POSITIONS(S) WITH    LENGTH OF     DURING PAST 5     OVERSEEN    OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE           ST. CLAIR       TIME SERVED        YEARS        BY DIRECTOR   HELD BY DIRECTOR
----------------------------------------------------------------------------------------------------------------
Dr. Arthur T. Porter        Director           Indefinite(1)  President and         36       None
3990 John R.                                   Since 2/01     Chief Executive
Detroit, MI 48201                                             Officer of the
Age 46                                                        Detroit Medical
                                                              Center (since
                                                              3/99); Professor
                                                              with Tenure and
                                                              Chairman of
                                                              Radiation
                                                              Oncology of
                                                              Wayne State
                                                              University
                                                              School of
                                                              Medicine (3/91
                                                              to 3/99).
                                                              Director, MFI
                                                              (since 2/01);
                                                              Trustee, MFT
                                                              (since 2/01);
                                                              Trustee,
                                                              Framlington
                                                              (since 2/01);
                                                              Trustee,
                                                              @Vantage (since
                                                              2/01); and
                                                              Trustee, Munder
                                                              Series Trust
                                                              (since 2/03).

LIQUIDITY PLUS MONEY MARKET FUND
   Notes to Financial Statements, December 31, 2002 (continued)
--------------------------------------------------------------------------------

                                                                                 NUMBER OF
                                                                                PORTFOLIOS
                                                  TERM OF        PRINCIPAL        IN FUND
                                                OFFICE AND     OCCUPATION(S)      COMPLEX
                            POSITIONS(S) WITH    LENGTH OF     DURING PAST 5     OVERSEEN    OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE           ST. CLAIR       TIME SERVED        YEARS        BY DIRECTOR   HELD BY DIRECTOR
----------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR
Michael T. Monahan(2)       Director           Indefinite(1)  President of          36       CMS Energy
3707 West Maple Rd.                            Since 8/00     Monahan                        Corporation (since
Suite 102                                                     Enterprises, LLC               12/02); Guilford
Bloomfield Hills,                                             (consulting                    Mills, Inc.
MI 48301                                                      company) (since                (supplier of
Age 64                                                        6/99); Chairman                automotive textile
                                                              of Munder                      products) (since
                                                              Capital                        10/02).
                                                              Management
                                                              (investment
                                                              advisor) (10/99
                                                              to 12/00);
                                                              Chairman and
                                                              Chief Executive
                                                              Officer of
                                                              Munder Capital
                                                              Management
                                                              (10/99 to
                                                              12/99);
                                                              President of
                                                              Comerica
                                                              Incorporated
                                                              (bank holding
                                                              company) (6/92
                                                              to 6/99).
                                                              Director, MFI
                                                              (since 8/00);
                                                              Trustee, MFT
                                                              (since 8/00);
                                                              Trustee,
                                                              Framlington
                                                              (since 8/00);
                                                              Trustee @Vantage
                                                              (since 8/00);
                                                              and Trustee,
                                                              Munder Series
                                                              Trust (since
                                                              2/03).

----------------------------------------------------------------------------------------------------------
(1) The Director may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Director shall retire as Director at the end of the calendar year in which the Director attains the age of 72 years.
(2) Mr. Monahan is an "interested" Director as defined in the 1940 Act. Mr. Monahan owns stock in
    Comerica, Inc, the indirect parent company of Munder Capital Management, the Fund's advisor.

LIQUIDITY PLUS MONEY MARKET FUND
   Notes to Financial Statements, December 31, 2002 (continued)
--------------------------------------------------------------------------------

                                                  TERM OF
                                                OFFICE AND
                            POSITIONS(S) WITH    LENGTH OF
NAME, ADDRESS AND AGE           ST. CLAIR       TIME SERVED   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS
James C. Robinson           President and      through 2/04   Chairman and Chief Executive Officer of
480 Pierce Street           Principal          since 5/00     Munder Capital Management (investment
Suite 300                   Executive Officer                 advisor) (1/00 to present); Chief
Birmingham, MI 48009                                          Investment Officer/Fixed Income of Munder
Age 41                                                        Capital Management (1/90 to 1/00).
                                                              President of MFI (since 5/00), MFT (since
                                                              5/00), Framlington (since 5/00), @Vantage
                                                              (since 8/00) and Munder Series Trust (since
                                                              2/03).
Stephen J. Shenkenberg      Vice President     through 2/04   General Counsel of Munder Capital
480 Pierce Street           and Secretary      since 8/00     Management (investment advisor) (7/00 to
Suite 300                                                     present); Deputy General Counsel of Strong
Birmingham, MI 48009                                          Capital Management, Inc. (investment
Age 44                                                        advisor) (12/92 to 7/00). Vice President
                                                              and Secretary of MFI (since 8/00), MFT
                                                              (since 8/00), Framlington (since 8/00),
                                                              @Vantage (since 8/00) and Munder Series
                                                              Trust (since 2/03).
Elyse G. Essick             Vice President     through 2/04   Chief Marketing Officer of Munder Capital
480 Pierce Street                              since 4/95     Management (investment advisor) (9/88 to
Suite 300                                                     present). Vice President of MFI (since
Birmingham, MI 48009                                          4/95), MFT (since 4/95), Framlington (since
Age 44                                                        11/96), @Vantage (since 2/01) and Munder
                                                              Series Trust (since 2/03).
Peter K. Hoglund            Vice President     through 2/04   Chief Administration Officer of Munder
480 Pierce Street           and Principal      since 2/01     Capital Management (investment advisor)
Suite 300                   Financial Officer                 (5/00 to present); Associate of Heartland
Birmingham, MI 48009                                          Industrial Partners (a private equity
Age 36                                                        group) (10/99 to 5/00); Sr. Portfolio
                                                              Manager of Munder Capital Management (1/98
                                                              to 10/99). Vice President of MFI (since
                                                              2/01), MFT (since 2/01), Framlington (since
                                                              2/01), @Vantage (since 2/01) and Munder
                                                              Series Trust (since 2/03).
Cherie Ugorowski            Treasurer          through 2/04   Controller of Munder Capital Management
480 Pierce Street           and Principal      since 8/01     (investment advisor) (6/01 to present);
Suite 300                   Accounting                        Corporate Accounting Manager,
Birmingham, MI 48009        Officer                           DaimlerChrysler Corporation (automotive
Age 34                                                        manufacturer) (9/99 to 6/01); Manager,
                                                              Audit and Business Advisory Practice,
                                                              Arthur Andersen LLP (9/90 to
                                                              9/99).Treasurer of MFI (since 8/01), MFT
                                                              (since 8/01), Framlington (since 8/01),
                                                              @Vantage (since 8/01) and Munder Series
                                                              Trust (since 2/03).

   The SAI for St. Clair includes additional information about Fund officers and Directors and is available, without charge, upon request, by calling (800) 468-6337.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Directors St. Clair Funds, Inc. and
Shareholders of Liquidity Plus Money Market Fund

We have audited the accompanying statement of assets and liabilities of the Liquidity Plus Money Market Fund (one of the portfolios constituting St. Clair Funds, Inc.) (the "Fund"), including the portfolio of investments, as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Liquidity Plus Money Market Fund of St. Clair Funds, Inc. at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                           /s/ Ernst & Young LLP

Boston, Massachusetts
February 13, 2003

                      [This Page Intentionally Left Blank]

                      [This Page Intentionally Left Blank]

BOARD OF DIRECTORS
             Charles W. Elliott, Chairman
             John Rakolta, Jr., Vice Chairman
             David J. Brophy
             Joseph E. Champagne
             Thomas D. Eckert
             Michael T. Monahan
             Arthur T. Porter
OFFICERS
             James C. Robinson, President
             Peter K. Hoglund, Vice President
             Elyse G. Essick, Vice President
             Stephen J. Shenkenberg, Vice President and Secretary
             Mary Ann Shumaker, Assistant Secretary
             Melanie Mayo West, Assistant Secretary
             Cherie N. Ugorowski, Treasurer
             David W. Rumph, Assistant Treasurer
             Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR
             Munder Capital Management
             Munder Capital Center
             480 Pierce Street
             Birmingham, MI 48009
TRANSFER AGENT
             PFPC, Inc.
             4400 Computer Drive
             Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN
             State Street Bank & Trust Company
             225 Franklin Street
             Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR
             Funds Distributor, Inc.
             60 State Street
             Boston, MA 02109
LEGAL COUNSEL
             Dechert LLP
             1775 I Street, N.W.
             Washington, D.C. 20006
INDEPENDENT AUDITORS
             Ernst & Young LLP
             200 Clarendon Street
             Boston, MA 02116

ANNSTCL1202

                                                                   ANNUAL REPORT

                                                               DECEMBER 31, 2002

                                                  THE MUNDER INSTITUTIONAL FUNDS
                                                                  Class K Shares

Munder Institutional S&P(R) MidCap Index Equity
Munder Institutional S&P(R) SmallCap Index Equity

                                                                          ------------------------------
                                                                              Save paper and receive
                                                                                  this document
                                                                             electronically. Sign up
                                                                            for electronic delivery at
                                                                               WWW.MUNDERFUNDS.COM/
                                                                                    EDELIVERY
                                                                          ------------------------------

[MUNDER FUNDS LOGO]

THE MUNDER FUNDS LETTER TO SHAREHOLDERS

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

     During the past year, we saw a continuation of the difficult environment for stock investors that has persisted since the spring of 2000. From December 31, 2001 through December 31, 2002, the S&P(R) 500 generated a return of -22.10%. The S&P(R) SmallCap 600 Index (-14.63%) and the S&P(R) MidCap 400 Index (-14.51%) also posted double-digit negative returns, but had stronger performance than the large-cap S&P(R) 500 Index.

     The double-digit negative returns for the stock market are not difficult to understand. The market was depressed, in large part, by a wicked brew of uncertainty and fear. There were concerns about the pace of economic growth, corporate accounting scandals, the prospect for war with Iraq and lingering concerns about terrorism. The uncertainty and fear were fueled by prior stock losses and an unusually volatile market. For example, during the third quarter, the S&P(R) 500 rose or fell by 1% or more on 69% of the trading days, and by 2% or more on 41% of the trading days. You have to go back to the 1930s to find a more volatile period. This volatility feeds the negative psychology, which simply creates more volatility. It becomes a vicious circle.

     During the fourth quarter, the stock market rallied across all size segments, with positive returns for the S&P(R) 500, S&P(R) MidCap 400 and S&P(R) SmallCap 600 indices in October and November offsetting negative returns in December. What is ironic about October and November is that, even with all of the uncertainties plaguing stock investors, the rally was most evident in the more speculative and lower quality segments of the market. Stocks in the S&P(R) 500 universe with an A+ ranking had the lowest returns (+2.96%) while stocks with a C ranking posted an average return of 28.50%. Investors appeared to be buying the most beaten down stocks, even where there was no change in fundamentals to support a higher price. In contrast, in the third quarter, stocks with quality rankings of A+ averaged a -12.38% return, significantly outperforming the -20.88% return for C-ranked stocks.

     On the following pages, you will find information and commentary on the relative and absolute performance of the Funds covered in this annual report. If you have any questions about your current investments or any of the Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our Web site at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

     Very Truly Yours,

     /s/ James C. Robinson

     James C. Robinson, President

     The Munder Funds

TABLE OF
      CONTENTS
--------------------------------------------------------------------------------

              MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

                           II              Munder Institutional S&P(R) MidCap Index Equity Fund
                           II              Munder Institutional S&P(R) SmallCap Index Equity Fund
                           III             Hypotheticals and Total Returns

              PORTFOLIO OF INVESTMENTS --

                           1               Munder Institutional S&P(R) MidCap Index Equity Fund
                           7               Munder Institutional S&P(R) SmallCap Index Equity Fund

              FINANCIAL STATEMENTS --

                           15              Statements of Assets and Liabilities
                           16              Statements of Operations
                           17              Statements of Changes in Net Assets
                           18              Statements of Changes -- Capital Stock Activity
                           19              Financial Highlights
                           21              Notes to Financial Statements
                           29              Report of Ernst & Young LLP, Independent Auditors

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT FEDERALLY INSURED BY
THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. ALL MUTUAL FUND SHARES INVOLVE
CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

MANAGEMENT'S DISCUSSION OF
      FUND PERFORMANCE
--------------------------------------------------------------------------------

THE RETURNS FOR THE FUNDS CONTAINED IN THE FOLLOWING COMMENTARY DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR UPON REDEMPTION OF FUND SHARES. PLEASE NOTE THAT ANY INDEX AGAINST WHICH A FUND IS COMPARED IS NOT AN ACTUAL FUND AND NO EXPENSES ARE NETTED AGAINST ITS RETURNS. YOU CANNOT INVEST DIRECTLY IN AN INDEX. THE RETURNS FOR THE FUNDS ARE REPORTED AFTER THE DEDUCTION OF ALL EXPENSES.

MUNDER INSTITUTIONAL S&P(R) MIDCAP INDEX EQUITY FUND

FUND MANAGERS: The Munder Institutional S&P(R) MidCap Index Equity Fund Team

     The Munder Institutional S&P(R) MidCap Index Equity Fund posted a return of -14.96% for the year ending December 31, 2002. This compares to the -14.51% return for the S&P(R) MidCap 400 Index.

     The S&P(R) MidCap 400 Index generated positive returns for the first and last quarters of the year ending December 31. These positive quarters, however, were trounced by the negative returns earned in the second and third quarters of 2002. The Index therefore ended up in the negative column for the second straight year.

     Eight of the ten sectors of the S&P(R) MidCap 400 Index earned a negative return for the year. The only two sectors to earn a positive return were consumer staples (+6.2%) and energy (+6.8%). The weakest sectors included telecommunication services (-49.2%) and information technology (-39.0%). In all, six of the ten S&P(R) MidCap 400 sectors posted a double-digit negative return for the year.

     For the year, the Fund again met its goal of closely tracking the total return of the S&P(R) MidCap 400 Index. The weight of each of the 400 holdings in the Fund is monitored closely relative to its weight in the S&P(R) MidCap 400 universe. Cash flows are invested promptly to minimize their impact on returns. The difference between the returns for the Fund and the S&P(R) MidCap 400 Index is due primarily to the fact that expenses are deducted from the Fund before its return is calculated. Since the S&P(R) MidCap 400 Index is not an actual fund, there are no expenses charged against its return.

MUNDER INSTITUTIONAL S&P(R) SMALLCAP INDEX EQUITY FUND

FUND MANAGERS: The Munder Institutional S&P(R) SmallCap Index Equity Fund Team

     The Munder Institutional S&P(R) SmallCap Index Equity Fund posted a return of -15.07% for the year ending December 31, compared to the -14.63% return for the S&P(R) SmallCap 600 Index. Positive returns in the first and last quarters of the year could not overcome the negative returns posted in the second and third quarters.

     Of the ten sectors of the S&P(R) SmallCap 600 Index, only the financials sector (+2.85%) earned a positive return. Of the remaining nine sectors, six earned a double-digit negative return. The weakest sectors included telecommunication services (-46.9%) and information technology (-35.6%).

     For the year ending December 31, the Fund again met its goal of closely tracking the total return of the S&P(R) SmallCap 600 Index. The weight of each of the 600 holdings in the Fund is monitored closely relative to its weight in the S&P(R) SmallCap 600 universe. Cash flows are invested promptly to minimize their impact on returns. The difference between the returns for the Fund and the S&P(R) SmallCap 600 Index is due primarily to the fact that expenses are deducted from the Fund before its return is calculated. Since the S&P(R) SmallCap 600 Index is not an actual fund, there are no expenses charged against its return.

HYPOTHETICALS AND TOTAL RETURNS

--------------------------------------------------------------------------------

The following graphs represent the performance of the Munder Institutional S&P(R) MidCap Index Equity Fund and Munder Institutional S&P(R) SmallCap Index Equity Fund since inception of Class K shares. The table following each line graph sets forth performance information and the growth of a hypothetical $10,000 investment for Class K shares of the Fund shown in the line graphs. The information contained in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, upon redemption, may be worth more or less than original cost. Total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

MUNDER INSTITUTIONAL S&P(R) MIDCAP INDEX EQUITY FUND

                                    CLASS K SHARE HYPOTHETICAL
                  --------------------------------------------------------------
                  A HYPOTHETICAL ILLUSTRATION OF A $10,000 INITIAL INVESTMENT [GRAPHIC IMAGE]

                                                                          CLASS K                    S&P(R) MIDCAP 400 INDEX#
                                                                          -------                    ------------------------
11/4/99                                                                   10000.00                           10000.00
                                                                          10370.00                           10377.00
12/31/99                                                                  10977.00                           10994.00
                                                                          10672.00                           10684.00
                                                                          11441.00                           11432.00
                                                                          12440.00                           12389.00
                                                                          11963.00                           11956.00
                                                                          11791.00                           11807.00
                                                                          11926.00                           11980.00
                                                                          12110.00                           12169.00
                                                                          13459.00                           13528.00
                                                                          13358.00                           13436.00
                                                                          12891.00                           12980.00
                                                                          11944.00                           12000.00
12/31/00                                                                  12881.00                           12918.00
                                                                          13139.00                           13206.00
                                                                          12427.00                           12452.00
                                                                          11493.00                           11526.00
                                                                          12755.00                           12797.00
                                                                          13041.00                           13095.00
                                                                          12976.00                           13043.00
                                                                          12777.00                           12849.00
                                                                          12366.00                           12428.00
                                                                          10824.00                           10882.00
                                                                          11287.00                           11363.00
                                                                          12121.00                           12209.00
12/31/01                                                                  12678.00                           12840.00
                                                                          12615.00                           12773.00
                                                                          12615.00                           12789.00
                                                                          13501.00                           13703.00
                                                                          13439.00                           13638.00
                                                                          13206.00                           13408.00
                                                                          12234.00                           12427.00
                                                                          11056.00                           11222.00
                                                                          11103.00                           11279.00
                                                                          10206.00                           10369.00
                                                                          10641.00                           10818.00
                                                                          11246.00                           11445.00
12/31/02                                                                  10781.00                           10974.00

                                           GROWTH OF A $10,000 INVESTMENT            AVERAGE ANNUAL TOTAL RETURNS
                                      ----------------------------------------       -----------------------------
                                      MUNDER INSTITUTIONAL
CLASS K                                      S&P(R) MIDCAP   S&P(R) MIDCAP 400                  ONE          SINCE
INCEPTION DATE                           INDEX EQUITY FUND              INDEX#                 YEAR      INCEPTION
------------------------------------------------------------------------------------------------------------------
11/4/99                                      $10,781              $10,974              (14.96)%          2.41%

MUNDER INSTITUTIONAL S&P(R) SMALLCAP INDEX EQUITY FUND

                                    CLASS K SHARE HYPOTHETICAL
                  --------------------------------------------------------------
                  A HYPOTHETICAL ILLUSTRATION OF A $10,000 INITIAL INVESTMENT [GRAPHIC IMAGE]

                                                                          CLASS K                   S&P(R) SMALLCAP 600 INDEX#
                                                                          -------                   --------------------------
11/4/99                                                                   10000.00                           10000.00
                                                                          10210.00                           10203.00
12/31/99                                                                  11031.00                           11042.00
                                                                          10687.00                           10699.00
                                                                          12104.00                           12132.00
                                                                          11651.00                           11684.00
                                                                          11428.00                           11483.00
                                                                          11084.00                           11143.00
                                                                          11699.00                           11802.00
                                                                          11415.00                           11512.00
                                                                          12398.00                           12532.00
                                                                          12063.00                           12191.00
                                                                          12134.00                           12267.00
                                                                          10866.00                           10990.00
12/31/00                                                                  12194.00                           12344.00
                                                                          12718.00                           12873.00
                                                                          11939.00                           12086.00
                                                                          11385.00                           11531.00
                                                                          12254.00                           12410.00
                                                                          12477.00                           12647.00
                                                                          12950.00                           13109.00
                                                                          12705.00                           12891.00
                                                                          12404.00                           12597.00
                                                                          10742.00                           10894.00
                                                                          11314.00                           11474.00
                                                                          12131.00                           12314.00
12/31/01                                                                  12959.00                           13148.00
                                                                          13064.00                           13262.00
                                                                          12831.00                           13034.00
                                                                          13838.00                           14064.00
                                                                          14236.00                           14462.00
                                                                          13639.00                           13863.00
                                                                          12937.00                           13146.00
                                                                          11099.00                           11290.00
                                                                          11193.00                           11397.00
                                                                          10501.00                           10700.00
                                                                          10830.00                           11042.00
                                                                          11392.00                           11616.00
12/31/02                                                                  11005.00                           11225.00

                                            GROWTH OF A $10,000 INVESTMENT             AVERAGE ANNUAL TOTAL RETURNS
                                      ------------------------------------------       -----------------------------
                                      MUNDER INSTITUTIONAL
CLASS K                                    S&P(R) SMALLCAP   S&P(R) SMALLCAP 600                  ONE          SINCE
INCEPTION DATE                           INDEX EQUITY FUND                INDEX#                 YEAR      INCEPTION
--------------------------------------------------------------------------------------------------------------------
11/4/99                                      $11,005               $11,225               (15.07)%          3.08%

------------

 # The S&P(R) MidCap 400 Index is a capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market. The S&P(R) SmallCap 600 Index is a capitalization-weighted index that measures the performance of the small-cap sector of the U.S. stock market.

                      [This Page Intentionally Left Blank]

MUNDER INSTITUTIONAL S&P(R) MIDCAP INDEX EQUITY FUND
      Portfolio of Investments, December 31, 2002
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
COMMON STOCKS -- 95.5%
   AEROSPACE & DEFENSE -- 0.8%
     7,200    L-3 Communications Holding,
                Inc.+                             $   323,352
     4,000    Precision Castparts Corporation          97,000
       700    Sequa Corporation +                      27,377
                                                  -----------
                                                      447,729
                                                  -----------
   AIRLINES -- 0.1%
     2,000    Alaska Air Group, Inc.+                  43,300
                                                  -----------
   AIR FREIGHT & LOGISTICS -- 1.4%
     3,700    Airborne, Inc.                           54,871
     6,400    C.H. Robinson Worldwide, Inc.           199,680
     3,600    CNF Transportation, Inc.                119,664
     3,600    EGL, Inc. +                              51,300
     7,900    Expeditors International of
                Washington, Inc.                      257,935
     2,900    Hunt (J.B.) Transport Services,
                Inc.+                                  84,970
                                                  -----------
                                                      768,420
                                                  -----------
   AUTO COMPONENTS -- 1.4%
     5,125    ArvinMeritor, Inc.                       85,434
     1,400    Bandag, Inc.                             54,152
     2,000    Borg Warner, Inc.                       100,840
     3,600    Federal Signal Corporation               69,912
     5,800    Gentex Corporation+                     183,512
     5,000    Lear Corporation+                       166,400
     2,600    Modine Manufacturing Company             45,968
     2,100    Superior Industries
                International, Inc.                    86,856
                                                  -----------
                                                      793,074
                                                  -----------
   BANKS -- 9.4%
     5,659    Associated Banc Corporation             192,066
     6,500    Astoria Financial Corporation           176,475
     4,950    Bank Hawaii Corporation                 150,431
    11,250    Banknorth Group, Inc.                   254,250
     3,800    City National Corporation               167,162
     5,100    Commerce Bancorp, Inc.                  220,269
     9,700    Compass Bancshares, Inc.                303,319
     5,400    First Virginia Banks, Inc.              201,042
     6,400    FirstMerit Corporation                  138,624
     3,900    Greater Bay Bancorp                      67,431
     7,400    GreenPoint Financial Corporation        334,332
    12,000    Hibernia Corporation                    231,120
     4,200    Independence Community Bank
                Corporation                           106,596
     4,100    IndyMac Bancorp, Inc.+                   75,809
     7,000    M&T Bank Corporation                    555,450
     5,100    Mercantile Bankshares
                Corporation                           196,809
    15,580    National Commerce Financial
                Corporation                           371,583
     8,100    New York Community Bancorp, Inc.        233,928
     3,700    Provident Financial Group, Inc.          96,311
     6,300    Roslyn Bancorp, Inc.                    113,589
     3,100    Silicon Valley Bancshares+               56,575
    19,800    Sovereign Bancorp, Inc.                 278,190
     5,600    TCF Financial Corporation               244,664
     9,400    The Colonial BancGroup, Inc.            112,142
     3,500    Webster Financial Corporation           121,800

SHARES                                                  VALUE
-------------------------------------------------------------
   BANKS (CONTINUED)
     2,500    Westamerica Bancorp                 $   100,450
     5,000    Wilmington Trust Corporation            158,400
                                                  -----------
                                                    5,258,817
                                                  -----------
   BEVERAGES -- 0.6%
     6,800    Constellation Brands, Inc.,
                Class A+                              161,228
    11,450    PepsiAmericas, Inc.                     153,773
                                                  -----------
                                                      315,001
                                                  -----------
   BIOTECHNOLOGY -- 2.5%
     3,300    Charles River Laboratories
                International, Inc.+                  126,984
    14,900    Gilead Sciences, Inc.+                  506,600
    11,600    IDEC Pharmaceuticals
                Corporation+                          384,772
     5,200    Incyte Genomics, Inc.+                   23,712
    21,852    Millennium Pharmaceuticals,
                Inc.+                                 173,505
     6,800    Protein Design Labs, Inc.+               57,800
     5,800    Vertex Pharmaceuticals, Inc.+            91,930
                                                  -----------
                                                    1,365,303
                                                  -----------
   BUILDING PRODUCTS -- 0.1%
     2,900    York International Corporation           74,153
                                                  -----------
   CHEMICALS -- 2.7%
     5,400    Airgas, Inc.+                            93,150
     3,200    Albemarle Corporation                    91,040
     4,700    Cabot Corporation                       124,738
     8,654    Crompton Corporation                     51,491
     3,000    Cytec Industries, Inc.+                  81,840
     3,100    Ferro Corporation                        75,733
     2,600    FMC Corporation                          71,032
     2,200    Fuller (H.B.) Company                    56,936
     8,700    IMC Global, Inc.                         92,829
     3,900    Lubrizol Corporation                    118,950
    12,100    Lyondell Petrochemical Company          152,944
     1,400    Minerals Technologies, Inc.              60,410
     4,350    Olin Corporation                         67,643
     8,700    R.P.M., Inc.                            132,936
     2,200    Schulman (A.), Inc.                      40,942
     7,900    Solutia, Inc.                            28,677
     3,800    Valspar Corporation                     167,884
                                                  -----------
                                                    1,509,175
                                                  -----------
   COMMERCIAL SERVICES & SUPPLIES -- 5.5%
     1,900    Banta Corporation                        59,413
     3,500    Career Education Corporation+           140,000
    11,300    Ceridian Corporation+                   162,946
     5,000    Certegy, Inc.+                          122,750
     6,000    CheckFree Corporation+                   96,006
     6,400    ChoicePoint, Inc.+                      252,736
     3,900    CSG Systems International, Inc.+         53,235
     5,300    DeVry, Inc.+                             88,033
     9,100    DST Systems, Inc.+                      323,505
     5,600    Dun & Bradstreet Corporation+           193,144
     2,700    Education Management
                Corporation+                          101,520
     4,500    Hon Industries, Inc.                    127,260
     2,700    Kelly Services, Inc.                     66,717

                       See Notes to Financial Statements.

MUNDER INSTITUTIONAL S&P(R) MIDCAP INDEX EQUITY FUND
      Portfolio of Investments, December 31, 2002 (continued)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   COMMERCIAL SERVICES & SUPPLIES (CONTINUED)
     2,800    Korn/Ferry International+           $    20,944
     5,800    Manpower, Inc.                          185,020
     5,700    Miller Herman, Inc.                     104,880
     3,996    Pittston Brinks Group                    73,846
    12,400    Republic Services, Inc.+                260,152
     2,300    Rollins, Inc.                            58,535
     4,700    Sothebys Holdings, Inc.+                 42,300
     3,100    Sylvan Learning Systems, Inc.+           50,840
     9,100    The BISYS Group, Inc.+                  144,690
     3,900    Valassis Communications, Inc.+          114,777
     6,700    Viad Corporation                        149,745
     3,200    Wallace Computer Series, Inc.            68,832
                                                  -----------
                                                    3,061,826
                                                  -----------
   COMMUNICATIONS EQUIPMENT -- 1.4%
    27,900    3Com Corporation+                       129,177
     2,800    ADTRAN, Inc.+                            92,120
     6,400    Advanced Fibre Communications,
                Inc.+                                 106,752
     3,427    Avocent Corporation+                     76,148
     4,500    CommScope, Inc.+                         35,550
     5,000    Harris Corporation                      131,500
     8,600    McDATA Corporation, Class A+             61,060
     3,400    Plantronics, Inc.+                       51,442
     7,500    Polycom, Inc.+                           71,400
     5,000    Powerwave Technologies, Inc.+            27,000
                                                  -----------
                                                      782,149
                                                  -----------
   COMPUTERS & PERIPHERALS -- 0.8%
     2,700    Imation Corporation+                     94,716
     2,900    InFocus Corporation+                     17,864
    12,000    Quantum Corporation+                     32,040
     5,200    SanDisk Corporation+                    105,560
     8,100    Storage Technology Corporation+         173,502
                                                  -----------
                                                      423,682
                                                  -----------
   CONSTRUCTION MATERIALS -- 0.2%
     3,600    Martin Marietta Materials, Inc.         110,376
                                                  -----------
   CONSTRUCTION & ENGINEERING -- 0.5%
     3,650    Dycom Industries, Inc.+                  48,363
     3,050    Granite Construction, Inc.               47,275
     4,000    Jacobs Engineering Group, Inc.+         142,400
     5,300    Quanta Services, Inc.+                   18,550
                                                  -----------
                                                      256,588
                                                  -----------
   CONTAINERS & PACKAGING -- 0.6%
     3,900    Longview Fibre Company                   28,197
     7,900    Packaging Corporation of
                America+                              144,096
     7,300    Sonoco Products Company                 167,389
                                                  -----------
                                                      339,682
                                                  -----------
   DIVERSIFIED FINANCIALS -- 3.3%
    11,600    AmeriCredit Corporation+                 89,784
    27,450    E*TRADE Group, Inc.+                    133,407
     5,300    Eaton Vance Corporation                 149,725
     6,000    Edwards (A.G.), Inc.                    197,760
     3,600    Investment Technology Group,
                Inc.+                                  80,496

SHARES                                                  VALUE
-------------------------------------------------------------
   DIVERSIFIED FINANCIALS (CONTINUED)
     4,900    Investors Financial Services
                Corporation                       $   134,211
     4,500    LaBranche & Company, Inc.+              119,880
     4,900    Legg Mason, Inc.                        237,846
     4,200    Leucadia National Corporation           156,702
     4,400    Metris Companies, Inc.                   10,868
     5,300    Neuberger Berman, Inc.                  177,497
     7,900    SEI Investments Company                 214,722
     6,100    Waddell & Reed Financial, Inc.,
                Class A                               119,987
                                                  -----------
                                                    1,822,885
                                                  -----------
   DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.1%
    16,600    Broadwing, Inc.+                         58,432
                                                  -----------
   ELECTRIC UTILITIES -- 3.8%
     6,500    ALLETE, Inc.                            147,420
     7,000    Alliant Energy Corporation              115,850
     2,000    Black Hills Corporation                  53,040
     3,600    Cleco Corporation                        50,400
     9,600    DPL, Inc.                               147,264
     5,600    DQE, Inc.                                85,344
     5,200    Great Plains Energy, Inc.               118,976
     2,800    Hawaiian Electric Industries,
                Inc.                                  123,144
     2,900    Idacorp, Inc.                            72,007
    10,300    Northeast Utilities                     156,251
     3,900    NSTAR                                   173,121
     6,000    OGE Energy Corporation                  105,600
    12,371    Pepco Holdings, Inc.                    239,874
     3,000    PNM Resources, Inc.                      71,460
     7,000    Puget Energy, Inc.                      154,350
     8,800    Wisconsin Energy Corporation            221,760
     2,400    WPS Resources Corporation                93,168
                                                  -----------
                                                    2,129,029
                                                  -----------
   ELECTRICAL EQUIPMENT -- 0.8%
     2,500    AMETEK, Inc.                             96,225
     6,900    Energizer Holdings, Inc.+               192,510
     4,500    Hubbell, Inc.                           158,130
                                                  -----------
                                                      446,865
                                                  -----------
   ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.6%
     7,600    Arrow Electronics, Inc.+                 97,204
     9,074    Avnet, Inc.                              98,271
     5,500    Diebold, Inc.                           226,710
     6,500    KEMET Corporation+                       56,810
     2,800    Newport Corporation+                     35,168
     3,100    Plexus Corporation+                      27,218
     4,300    Tech Data Corporation+                  115,928
     2,500    Varian, Inc.+                            71,725
    12,127    Vishay Intertechnology, Inc.+           135,580
                                                  -----------
                                                      864,614
                                                  -----------
   ENERGY EQUIPMENT & SERVICES -- 4.1%
     4,100    Cooper Cameron Corporation+             204,262
    11,300    ENSCO International, Inc.               332,785
     4,991    FMC Technologies, Inc.+                 101,966
     9,125    Grant Pride, Inc.+                      106,215

                       See Notes to Financial Statements.

MUNDER INSTITUTIONAL S&P(R) MIDCAP INDEX EQUITY FUND
      Portfolio of Investments, December 31, 2002 (continued)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
   ENERGY EQUIPMENT & SERVICES (CONTINUED)
     5,000    Hanover Compressor Company+         $    45,900
     3,800    Helmerich & Payne, Inc.                 106,058
     6,100    National-Oilwell, Inc.+                 133,224
     6,000    Patterson-UTI Energy, Inc.+             181,020
    10,200    Pride International, Inc.+              151,980
     7,700    Smith International, Inc.+              251,174
     4,600    Tidewater, Inc.                         143,060
     7,340    Varco International, Inc.+              127,716
     9,875    Weatherford International, Ltd.+        394,309
                                                  -----------
                                                    2,279,669
                                                  -----------
   FOOD & DRUG RETAILING -- 0.6%
     2,900    Long's Drug Stores Company               60,146
     3,400    Ruddick Corporation                      46,546
     4,400    Whole Foods Market, Inc.+               232,012
                                                  -----------
                                                      338,704
                                                  -----------
   FOOD PRODUCTS -- 3.7%
     6,928    Dean Foods Company+                     257,029
     4,300    Dole Food, Inc.                         140,094
     2,500    Dreyers Grand Ice Cream, Inc.           177,400
    10,500    Hormel Foods Corporation                244,965
     3,250    Interstate Bakeries Corporation          49,563
     2,800    Lancaster Colony Corporation            109,424
    10,600    McCormick & Company, Inc.               245,920
     3,600    Sensient Technologies
                Corporation                            80,892
     8,300    Smithfield Foods, Inc.+                 164,672
     3,640    The J.M. Smucker Company                144,908
     3,777    Tootsie Roll Industries, Inc.           115,878
    26,750    Tyson Foods, Inc.                       300,135
                                                  -----------
                                                    2,030,880
                                                  -----------
   GAS UTILITIES -- 0.3%
     4,300    AGL Resources, Inc.                     104,490
     3,700    WGL Holdings, Inc.                       88,504
                                                  -----------
                                                      192,994
                                                  -----------
   HEALTH CARE EQUIPMENT & SUPPLIES -- 2.5%
     8,100    Apogent Technologies, Inc.+             168,480
     4,700    Beckman Coulter, Inc.                   138,744
     8,900    Cytyc Corporation+                       90,780
     5,900    Dentsply International, Inc.            219,480
     4,600    Edwards Lifesciences
                Corporation+                          117,162
     4,700    Hillenbrand Industries, Inc.            227,057
     5,300    STERIS Corporation+                     128,525
     5,200    Varian Medical Systems, Inc.+           257,920
     3,900    VISX, Inc.+                              37,362
                                                  -----------
                                                    1,385,510
                                                  -----------
   HEALTH CARE PROVIDERS & SERVICES -- 4.8%
     6,700    AdvancePCS+                             148,807
     4,200    Apria Healthcare Group, Inc.+            93,408
     4,500    Covance, Inc.+                          110,655
     5,900    Express Scripts, Inc., Class A+         283,436
     7,700    First Health Group Corporation+         187,495
     9,400    Health Net, Inc.+                       248,160
     3,200    Henry Schein, Inc.+                     144,000
     2,900    LifePoint Hospitals, Inc.+               86,800

SHARES                                                  VALUE
-------------------------------------------------------------
   HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
     8,000    Lincare Holdings, Inc.+             $   252,960
     7,200    Omnicare, Inc.                          171,576
     6,600    Oxford Health Plans, Inc.+              240,570
     2,600    PacifiCare Health Systems, Inc.+         73,060
     5,200    Patterson Dental Company+               227,448
     5,669    Triad Hospitals, Inc.+                  169,106
     4,600    Universal Health Services, Inc.,
                Class B+                              207,460
                                                  -----------
                                                    2,644,941
                                                  -----------
   HOTELS, RESTAURANTS & LEISURE -- 3.0%
     2,600    Bob Evans Farms, Inc.                    60,710
     7,350    Brinker International, Inc.+            237,038
     3,800    CBRL Group, Inc.                        114,494
     3,700    Cheesecake Factory, Inc.+               133,755
     7,100    Extended Stay America, Inc.+            104,725
     4,200    Gtech Holdings Corporation+             117,012
     3,900    International Speedway
                Corporation, Class A                  145,431
     4,200    Krispy Kreme Doughnuts, Inc.+           141,834
     5,200    Mandalay Resort Group+                  159,172
     5,750    Outback Steakhouse, Inc.                198,030
     1,340    Papa John's International, Inc.+         37,359
    22,800    Park Place Entertainment
                Corporation+                          191,520
     7,000    Six Flags, Inc.+                         39,970
                                                  -----------
                                                    1,681,050
                                                  -----------
   HOUSEHOLD DURABLES -- 1.9%
     3,400    Blyth, Inc.                              90,984
    10,299    Clayton Homes, Inc.                     125,442
    11,150    D.R. Horton, Inc.                       193,452
     4,250    Furniture Brands International,
                Inc.+                                 101,363
     4,900    Lennar Corporation                      252,840
     5,050    Mohawk Industries, Inc.+                287,597
                                                  -----------
                                                    1,051,678
                                                  -----------
   HOUSEHOLD PRODUCTS -- 0.4%
     2,900    Church & Dwight, Inc.                    88,247
     7,200    Dial Corporation                        146,664
                                                  -----------
                                                      234,911
                                                  -----------
   INDUSTRIAL CONGLOMERATES -- 0.4%
     2,300    Carlisle Companies, Inc.                 95,174
     2,900    Teleflex, Inc.                          124,381
                                                  -----------
                                                      219,555
                                                  -----------
   INSURANCE -- 4.5%
     3,900    Allmerica Financial Corporation          39,390
     5,200    American Financial Group, Inc.          119,964
     3,000    AmerUs Group Company                     84,810
     6,700    Arthur J. Gallagher & Company           196,846
     5,200    Brown & Brown, Inc.                     168,064
     3,900    Everest Re Group, Ltd.                  215,670
     7,240    Fidelity National Financial,
                Inc.                                  237,689
     4,700    HCC Insurance Holdings, Inc.            115,620
     3,000    Horace Mann Educators
                Corporation                            45,990

                       See Notes to Financial Statements.

MUNDER INSTITUTIONAL S&P(R) MIDCAP INDEX EQUITY FUND
      Portfolio of Investments, December 31, 2002 (continued)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   INSURANCE (CONTINUED)
     4,600    Ohio Casualty Corporation+          $    59,570
     9,150    Old Republic International
                Corporation                           256,200
     6,800    PMI Group, Inc.                         204,272
     5,200    Protective Life Corporation             143,104
     7,100    Radian Group, Inc.                      263,765
     2,200    StanCorp Financial Group, Inc.          107,470
     3,600    The MONY Group, Inc.                     86,184
     5,100    Unitrin, Inc.                           149,022
                                                  -----------
                                                    2,493,630
                                                  -----------
   INTERNET SOFTWARE & SERVICES -- 0.4%
     3,800    Internet Security Systems, Inc.+         69,654
     4,400    Overture Services, Inc.+                120,164
     4,000    Retek, Inc.+                             10,880
                                                  -----------
                                                      200,698
                                                  -----------
   IT CONSULTING & SERVICES -- 1.5%
     6,800    Acxiom Corporation+                     104,584
    10,050    Affiliated Computer Services,
                Inc., Class A+                        529,133
     6,300    Gartner Group, Inc., Class B+            59,535
     5,500    Keane, Inc.+                             49,445
     7,800    MPS Group, Inc.+                         43,212
     3,100    Sykes Enterprises, Inc.+                 10,168
     5,871    Titan Corporation                        61,058
                                                  -----------
                                                      857,135
                                                  -----------
   LEISURE EQUIPMENT & PRODUCTS -- 0.1%
     5,800    Callaway Golf Company                    76,850
                                                  -----------
   MACHINERY -- 2.0%
     5,700    Agco Corporation+                       125,970
     2,414    Albany International Corporation         49,873
     3,300    Donaldson Company, Inc.                 118,800
     4,050    Flowserve Corporation+                   59,900
     3,100    Harsco Corporation                       98,859
     2,300    Kaydon Corporation                       48,783
     2,550    Kennametal, Inc.                         87,924
     2,500    Nordson Corporation                      62,075
     3,600    Pentair, Inc.                           124,380
     5,960    SPX Corporation+                        223,202
     1,400    Tecumseh Products Company, Class
                A                                      61,782
     3,500    Trinity Industries, Inc.                 66,360
                                                  -----------
                                                    1,127,908
                                                  -----------
   MARINE -- 0.1%
     3,000    Alexander & Baldwin, Inc.                77,370
                                                  -----------
   MEDIA -- 3.8%
     8,500    Belo (A.H.) Corporation                 181,220
     4,000    Catalina Marketing Corporation+          74,000
     4,050    Emmis Communications
                Corporation, Class A+                  84,361
     3,800    Entercom Communications
                Corporation+                          178,296
     6,900    Harte Hanks, Inc.                       128,823

SHARES                                                  VALUE
-------------------------------------------------------------
   MEDIA (CONTINUED)
     8,300    Hispanic Broadcasting
                Corporation+                      $   170,565
     3,400    Lee Enterprises, Inc.                   113,968
     3,700    Macrovision Corporation+                 59,348
     1,700    Media General, Inc.                     101,915
     7,300    Readers Digest Association,
                Inc., Class A (non-voting)            110,230
     2,860    Scholastic Corporation+                 102,817
       717    Washington Post Company                 529,146
     8,100    Westwood One, Inc.+                     302,616
                                                  -----------
                                                    2,137,305
                                                  -----------
   METALS & MINING -- 0.6%
     8,200    AK Steel Holding Corporation+            65,600
     4,000    Arch Coal, Inc.                          86,360
     1,700    Carpenter Technology Corporation         21,165
     4,275    GrafTech International Ltd.+             25,479
     4,000    Peabody Energy Corporation              116,920
                                                  -----------
                                                      315,524
                                                  -----------
   MULTILINE RETAIL -- 1.2%
     5,333    99 Cents Only Stores+                   143,244
     5,200    BJs Wholesale Club, Inc.+                95,160
     8,699    Dollar Tree Stores, Inc.+               213,735
     3,500    Neiman Marcus Group, Inc., Class
                A+                                    106,365
    10,892    Saks, Inc.+                             127,872
                                                  -----------
                                                      686,376
                                                  -----------
   MULTI-UTILITIES & UNREGULATED POWER -- 2.6%
    13,800    Aquila, Inc.                             24,426
    10,950    Energy East Corporation                 241,885
     4,700    Equitable Resources, Inc.               164,688
     5,400    MDU Resources Group, Inc.               139,374
     6,100    National Fuel Gas Company               126,453
     4,600    ONEOK, Inc.                              88,320
     6,200    Questar Corporation                     172,484
     8,450    SCANA Corporation                       261,612
     7,736    Sierra Pacific Resources                 50,284
     5,166    Vectren Corporation                     118,818
     5,400    Westar Energy, Inc.                      53,460
                                                  -----------
                                                    1,441,804
                                                  -----------
   OIL & GAS -- 3.1%
     3,600    Forest Oil Corporation+                  99,540
     7,000    Murphy Oil Corporation                  299,950
     4,200    Noble Energy, Inc.                      157,710
    13,388    Ocean Energy, Inc.                      267,358
     2,600    Overseas Shipholding Group, Inc.         46,540
     8,850    Pioneer Natural Resources
                Company+                              223,463
     8,116    Valero Energy Corporation               299,805
     2,500    Western Gas Resources, Inc.              92,125
     9,600    XTO Energy, Inc.                        237,120
                                                  -----------
                                                    1,723,611
                                                  -----------
   PAPER & FOREST PRODUCTS -- 0.7%
     4,200    Bowater, Inc.                           176,190
     3,200    Glatfelter (P.H.) Company                42,112

                       See Notes to Financial Statements.

MUNDER INSTITUTIONAL S&P(R) MIDCAP INDEX EQUITY FUND
      Portfolio of Investments, December 31, 2002 (continued)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
   PAPER & FOREST PRODUCTS (CONTINUED)
     2,200    Potlatch Corporation                $    52,536
     2,100    Rayonier, Inc.                           95,025
     3,800    Wausau Mosinee Paper Corporation         42,636
                                                  -----------
                                                      408,499
                                                  -----------
   PHARMACEUTICALS -- 1.9%
     3,200    Barr Laboratories, Inc.+                208,288
     6,400    ICN Pharmaceuticals, Inc.                69,824
    14,800    Ivax Corporation+                       179,524
     9,300    Mylan Labs, Inc.                        324,570
     5,300    Perrigo Company+                         64,395
     6,350    Sepracor, Inc.+                          61,404
     8,900    SICOR, Inc.+                            141,065
                                                  -----------
                                                    1,049,070
                                                  -----------
   REAL ESTATE -- 0.9%
     4,600    Hospitality Properties Trust            161,920
     5,800    Liberty Property Trust                  185,252
     7,400    New Plan Excel Realty Trust             141,266
                                                  -----------
                                                      488,438
                                                  -----------
   ROAD & RAIL -- 0.4%
     3,600    GATX Corporation                         82,152
     6,250    Swift Transportation Co., Inc.+         125,113
                                                  -----------
                                                      207,265
                                                  -----------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 2.9%
    35,300    Atmel Corporation+                       78,719
     1,780    Cabot Microelectronics
                Corporation+                           84,016
     6,300    Cirrus Logic, Inc.+                      18,144
     4,650    Credence Systems Corporation+            43,384
     5,500    Cree, Inc.+                              89,925
     9,400    Cypress Semiconductor
                Corporation+                           53,768
     8,860    Fairchild Semiconductor
                Corporation, Class A+                  94,891
     2,500    FEI Company+                             38,225
     7,800    Integrated Device Technology,
                Inc.+                                  65,286
     4,800    International Rectifier
                Corporation+                           88,608
    10,400    Intersil Corporation+                   144,976
     9,500    Lam Research Corporation+               102,600
     8,500    Lattice Semiconductor
                Corporation+                           74,545
     3,600    LTX Corporation+                         21,708
     6,925    Micrel, Inc.+                            62,186
    15,386    Microchip Technology, Inc.              376,188
    12,800    RF Micro Devices, Inc.+                  93,824
     5,600    Semtech Corporation+                     61,152
    10,075    TriQuint Semiconductor, Inc.+            42,718
                                                  -----------
                                                    1,634,863
                                                  -----------
   SOFTWARE -- 3.5%
     5,050    Activision, Inc.+                        73,680
     2,500    Advent Software, Inc.+                   34,075
    18,300    Ascential Software Corporation+          43,920
    20,400    Cadence Design Systems, Inc.+           240,516
     6,600    Jack Henry & Associates, Inc.            79,464

SHARES                                                  VALUE
-------------------------------------------------------------
   SOFTWARE (CONTINUED)
     8,800    Legato Systems, Inc.+               $    44,264
     4,600    Macromedia, Inc.+                        48,990
     5,100    Mentor Graphics Corporation+             40,086
     3,800    National Instruments
                Corporation+                          123,462
    11,850    Networks Associates, Inc.+              190,666
     5,300    Reynolds & Reynolds Company             134,991
     4,300    RSA Security, Inc.+                      25,757
     7,100    Sybase, Inc.+                            95,140
    11,000    Symantec Corporation+                   445,610
     5,600    Synopsys, Inc.+                         258,440
     2,700    Transaction Systems Architects,
                Inc., Class A+                         17,550
     6,050    Wind River Systems, Inc.+                24,805
                                                  -----------
                                                    1,921,416
                                                  -----------
   SPECIALTY RETAIL -- 3.8%
     7,400    Abercrombie & Fitch Company+            151,404
     5,300    American Eagle Outfitters, Inc.+         73,034
     5,100    Barnes & Noble, Inc.+                    92,157
     6,000    Borders Group, Inc.+                     96,600
     7,800    CarMax, Inc.+                           139,464
     6,400    CDW Computer Centers, Inc.+             280,640
     3,700    Claire's Stores, Inc.                    81,659
     7,000    Copart, Inc.+                            82,880
     5,100    Michaels Stores, Inc.+                  159,630
     1,700    Payless Shoesource, Inc.+                87,499
    10,500    PETsMART, Inc.+                         179,865
     7,000    Pier 1 Imports, Inc.                    132,510
     5,900    Ross Stores, Inc.                       250,101
     5,800    United Rentals, Inc.+                    62,408
     8,800    Williams-Sonoma, Inc.+                  238,920
                                                  -----------
                                                    2,108,771
                                                  -----------
   TEXTILES, APPAREL & LUXURY GOODS -- 0.6%
     6,700    Coach, Inc.+                            220,564
     2,800    The Timberland Company, Class A+         99,708
     4,100    Unifi, Inc.+                             21,525
                                                  -----------
                                                      341,797
                                                  -----------
   TOBACCO -- 0.1%
     2,000    Universal Corporation                    73,920
                                                  -----------
   TRADING COMPANIES & DISTRIBUTORS -- 0.4%
     5,800    Fastenal Company                        216,862
                                                  -----------
   WATER UTILITIES -- 0.6%
     7,600    American Water Works, Inc.              345,648
                                                  -----------
   WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
     4,000    Price Communications
                Corporation+                           55,320
     4,500    Telephone & Data Systems, Inc.          211,590
                                                  -----------
                                                      266,910
                                                  -----------
TOTAL COMMON STOCKS
   (Cost $60,003,680)                              53,132,662
                                                  -----------

                       See Notes to Financial Statements.

MUNDER INSTITUTIONAL S&P(R) MIDCAP INDEX EQUITY FUND
      Portfolio of Investments, December 31, 2002 (continued)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                  VALUE
-------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.0%
   (Cost $2,242,000)
$2,242,000    Agreement with State Street Bank
                and Trust Company, 1.000%
                dated 12/31/2002, to be
                repurchased at $2,242,125 on
                01/02/2003, collateralized by
                $1,900,000 U.S. Treasury Bond,
                6.250% maturing 08/15/2023
                (value $2,289,500)                $ 2,242,000
                                                  -----------

PRINCIPAL
AMOUNT                                                  VALUE
-------------------------------------------------------------
OTHER INVESTMENTS**
   (Cost $3,924,030)                     7.0%     $ 3,924,030
                                      ------      -----------
U.S. TREASURY BILL -- 0.5%
   (Cost $249,362)
$250,000 1.560%++, due 2/27/2003*                     249,362
                                                  -----------
TOTAL INVESTMENTS
   (Cost $66,419,072)                  107.0%      59,548,054
OTHER ASSETS AND LIABILITIES (NET)      (7.0)      (3,893,588)
                                      ------      -----------
NET ASSETS                             100.0%     $55,654,466
                                      ======      ===========

------------

 * Security pledged as collateral for futures contracts.

** As of December 31, 2002 the market value of the securities on loan is $3,765,022. Cash collateral received for securities loaned of $3,924,030 is invested in 3,924,030 shares of the State Street Navigator Securities Lending Trust-Prime Portfolio.

 + Non-income producing security.

++ Rate represents annualized yield at date of purchase.

                       See Notes to Financial Statements.

MUNDER INSTITUTIONAL S&P(R) SMALLCAP INDEX EQUITY FUND
      Portfolio of Investments, December 31, 2002
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
COMMON STOCKS -- 99.6%
   AEROSPACE AND DEFENSE -- 2.4%
   6,610    AAR Corporation                       $    34,041
  12,250    Aeroflex, Inc.+                            84,525
   7,767    Alliant Techsystems, Inc.+                484,272
   6,100    Armor Holdings, Inc.+                      83,997
   7,390    BE Aerospace, Inc.+                        26,900
   2,100    Curtiss-Wright Co.                        134,022
   4,500    DRS Technologies, Inc.+                   140,985
   4,100    EDO Corporation                            85,198
   3,250    Engineered Support Systems, Inc.          119,145
   4,325    Esterline Technologies
              Corporation+                             76,423
   8,790    Gencorp, Inc.                              69,617
   4,660    Kaman Corporation                          51,260
   4,300    Mercury Computer Systems, Inc.+           131,236
   3,300    Triumph Group, Inc.+                      105,402
                                                  -----------
                                                    1,627,023
                                                  -----------
   AIRLINES -- 0.5%
   9,220    Atlantic Coast Airlines Holdings,
              Inc.+                                   110,917
   6,000    Frontier Airlines, Inc.+                   40,560
   6,760    Mesa Air Group, Inc.+                      27,513
   3,190    Midwest Express Holdings, Inc.+            17,066
  11,700    SkyWest, Inc.                             152,919
                                                  -----------
                                                      348,975
                                                  -----------
   AIR FREIGHT & LOGISTICS -- 0.1%
   4,500    Forward Air Corporation+                   87,345
                                                  -----------
   AUTOMOBILES -- 0.8%
   3,180    Coachmen Industries, Inc.                  50,244
   5,990    Monaco Coach Corporation+                  99,135
   5,940    Thor Industries, Inc.                     204,514
   3,940    Winnebago Industries, Inc.                154,566
                                                  -----------
                                                      508,459
                                                  -----------
   AUTO COMPONENTS -- 0.2%
   5,320    Intermet Corporation                       22,344
   3,100    Midas, Inc.+                               19,933
   2,650    Standard Motor Products, Inc.              34,450
  11,570    Tower Automotive, Inc.+                    52,065
                                                  -----------
                                                      128,792
                                                  -----------
   BANKS -- 8.6%
   4,450    American Financial Holdings, Inc.         132,966
   5,020    Anchor Bancorp Wisconsin, Inc.            104,165
   4,700    Boston Private Financial Holdings,
              Inc.                                     93,342
   6,512    Chittenden Corporation                    165,926
   9,240    Commercial Federal Corporation            215,754
   7,940    Community First Bankshares, Inc.          210,092
  10,450    Cullen Frost Bankers, Inc.                341,715
   5,350    Dime Community Bancshares                 102,452
   5,830    Downey Financial Corporation              227,370
   4,900    East West Bancorp, Inc.                   176,792
   8,155    First BanCorp                             184,303
   9,037    First Midwest Bancorp, Inc.               241,378
   3,100    First Republic Bank+                       61,969

SHARES                                                  VALUE
-------------------------------------------------------------
   BANKS (CONTINUED)
   3,400    FirstFed Financial Corporation+       $    98,430
   6,000    Flagstar Bancorp, Inc.                    129,600
   2,400    GBC Bancorp                                46,464
   9,178    Hudson United Bancorp                     285,436
   5,800    Irwin Financial Corporation                95,700
   4,870    MAF Bancorp, Inc.                         165,239
   4,979    Provident Bankshares Corporation          115,070
   5,940    Riggs National Corporation                 92,011
   5,000    Seacoast Financial Services
              Corporation                             100,055
   9,030    South Financial Group, Inc.               186,560
   7,000    Southwest Bancorporation of Texas,
              Inc.+                                   201,670
  12,300    Staten Island Bancorp, Inc.               247,722
   8,925    Sterling Bancshares, Inc.                 109,063
   8,090    Susquehanna Bancshares, Inc.              168,604
  15,041    TrustCo Bank Corporation NY               162,142
   4,400    UCBH Holdings, Inc.                       186,780
   8,640    United Bankshares, Inc.                   251,087
  12,960    Washington Federal, Inc.                  322,056
   7,300    Waypoint Financial Corporation            129,940
   8,145    Whitney Holding Corporation               271,473
   3,600    Wintrust Financial Corporation            112,752
                                                  -----------
                                                    5,736,078
                                                  -----------
   BEVERAGES -- 0.2%
   1,860    Coca-Cola Bottling Company                119,989
                                                  -----------
   BIOTECHNOLOGY -- 2.0%
   4,400    ArQule, Inc.+                              13,420
  11,920    Bio Technology General
              Corporation+                             38,156
  11,290    Cephalon, Inc.+                           549,462
   5,920    Enzo Biochem, Inc.                         82,880
   6,890    Idexx Laboratories, Inc.                  226,336
   8,960    Regeneron Pharmaceuticals, Inc.+          165,850
   8,400    Techne Corporation+                       239,971
                                                  -----------
                                                    1,316,075
                                                  -----------
   BUILDING PRODUCTS -- 0.9%
   5,620    Apogee Enterprises, Inc.                   50,305
   3,990    ElkCorp                                    69,027
   6,752    Griffon Corporation                        91,962
  11,722    Lennox International, Inc.                147,111
   5,120    Simpson Manufacturing Company,
              Inc.+                                   168,448
   3,690    Universal Forest Products, Inc.            78,674
                                                  -----------
                                                      605,527
                                                  -----------
   CHEMICALS -- 1.6%
   4,700    Arch Chemicals, Inc.                       85,775
   5,400    Cambrex Corporation                       163,134
   6,500    Georgia Gulf Corporation                  150,410
   6,510    Macdermid, Inc.                           148,753
   2,820    Material Sciences Corporation+             36,491
   5,870    OM Group, Inc.                             40,386
   8,090    Omnova Solutions, Inc.                     32,603

                       See Notes to Financial Statements.

MUNDER INSTITUTIONAL S&P(R) SMALLCAP INDEX EQUITY FUND
      Portfolio of Investments, December 31, 2002 (continued)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   CHEMICALS (CONTINUED)
   1,640    Penford Corporation                   $    23,108
  18,700    PolyOne Corporation                        73,304
   1,970    Quaker Chemical                            45,704
   6,140    Scotts Company+                           301,105
                                                  -----------
                                                    1,100,773
                                                  -----------
   COMMERCIAL SERVICES & SUPPLIES -- 6.2%
  10,000    ABM Industries, Inc.                      155,000
   5,800    Administaff, Inc.+                         34,800
   1,760    Angelica Corporation                       36,344
   6,100    Arbitron, Inc.+                           204,350
   6,790    Bowne & Company, Inc.                      81,141
   3,970    CDI Corporation+                          107,111
   7,280    Central Parking Corporation               137,301
   2,030    Chemed Corporation                         71,761
   2,740    Consolidated Graphics, Inc.+               60,965
   8,900    Corinthian Colleges, Inc.+                336,954
   1,710    CPI Corporation                            24,778
   9,500    eFunds Corporation+                        86,545
   4,330    G & K Services                            153,286
   7,618    Global Payments, Inc.                     243,852
   2,600    Hall, Kinion & Associates, Inc.+           14,537
   5,950    Harland (John H.) Company                 131,673
   3,800    Heidrick & Struggles
              International, Inc.+                     55,746
   3,700    Imagistics International, Inc.+            74,000
   6,130    Information Resources, Inc.+                9,808
   2,570    Insurance Auto Auctions, Inc.+             42,636
   3,650    Ionics, Inc.+                              83,220
   9,300    ITT Educational Services, Inc.+           219,015
   8,080    Kroll, Inc.+                              154,166
   8,320    Labor Ready, Inc.+                         53,414
   2,600    MemberWorks, Inc.+                         46,748
   3,000    Mobile Mini, Inc.+                         47,010
   5,400    NCO Group, Inc.+                           86,130
   2,690    New England Business Service, Inc.         65,636
   5,350    On Assignment, Inc.+                       45,582
   5,000    Pegasus Solutions, Inc.+                   50,150
   3,830    Pre-Paid Legal Services, Inc.+            100,346
  12,910    PRG-Schultz International, Inc.+          114,899
   3,600    SOURCECORP, Inc.+                          66,924
  12,040    Spherion Corporation+                      80,668
   5,700    Standard Register Company                 102,600
  10,900    Tetra Tech, Inc.+                         132,980
   2,960    TETRA Technologies, Inc.+                  63,255
   6,600    United Stationers, Inc.+                  190,087
   3,120    Volt Information Sciences, Inc.+           53,352
   5,800    Waste Connections, Inc.+                  223,938
   6,700    Watson Wyatt & Company Holdings           145,725
                                                  -----------
                                                    4,188,433
                                                  -----------
   COMMUNICATIONS EQUIPMENT -- 1.4%
  21,800    Adaptec, Inc.+                            123,170
   6,310    Allen Telecom, Inc.+                       59,756
   4,700    Audiovox Corporation+                      48,603
   4,700    Aware, Inc.+                               10,246

SHARES                                                  VALUE
-------------------------------------------------------------
   COMMUNICATIONS EQUIPMENT (CONTINUED)
   2,300    Bel Fuse, Inc.                        $    46,345
   3,920    Black Box Corporation                     175,616
   2,500    Brooktrout, Inc.+                          13,250
   7,520    C-Cor.net Corporation+                     24,966
   9,095    Cable Design Technologies
              Corporation+                             53,661
   2,500    Concerto Software, Inc.+                   16,875
   4,610    Digi International, Inc.+                  13,415
  12,200    Harmonic, Inc.+                            28,060
   5,040    Inter-Tel, Inc.                           105,386
   4,660    Network Equipment Technologies+            18,267
   4,200    PC-Tel, Inc.+                              28,476
   3,300    SCM Microsystems, Inc.+                    14,025
   8,565    Symmetricom, Inc.+                         36,144
   2,800    Tollgrade Communications, Inc.+            32,844
   5,400    ViaSat, Inc.+                              62,316
                                                  -----------
                                                      911,421
                                                  -----------
   COMPUTERS & PERIPHERALS -- 0.7%
   5,470    Avid Technology, Inc.+                    125,537
   5,300    Hutchinson Technology, Inc.+              109,710
  12,200    Pinnacle Systems, Inc.+                   166,042
   5,300    Rainbow Technologies, Inc.+                38,001
   3,000    SBS Technologies, Inc.+                    27,480
                                                  -----------
                                                      466,770
                                                  -----------
   CONSTRUCTION MATERIALS -- 0.5%
   5,955    Florida Rock Industries, Inc.             226,588
   4,350    Texas Industries, Inc.                    105,705
                                                  -----------
                                                      332,293
                                                  -----------
   CONSTRUCTION & ENGINEERING -- 0.7%
   1,330    Butler Manufacturing Company               25,736
   3,100    EMCOR Group, Inc.+                        164,331
   5,520    Insituform Technologies, Inc.+             94,116
   7,700    Shaw Group, Inc.+                         126,665
   6,080    URS Corporation+                           86,518
                                                  -----------
                                                      497,366
                                                  -----------
   CONTAINERS & PACKAGING -- 0.8%
   7,470    AptarGroup, Inc.                          233,363
   5,810    Caraustar Industries, Inc.                 55,079
   3,200    Chesapeake Corporation                     57,120
   6,246    Myers Industries, Inc.                     66,832
   7,100    Rock-Tenn Company                          95,708
                                                  -----------
                                                      508,102
                                                  -----------
   DISTRIBUTORS -- 0.1%
   4,000    Advanced Marketing Services, Inc.          58,800
                                                  -----------
   DIVERSIFIED FINANCIALS -- 1.3%
   4,930    Cash America International, Inc.           46,934
   3,700    Financial Federal Corporation+             92,981
   5,570    Jefferies Group, Inc.                     233,773
   5,200    New Century Financial Corporation         132,028
   9,910    Raymond James Financial, Inc.             293,138
   3,415    SWS Group, Inc.                            46,307
                                                  -----------
                                                      845,161
                                                  -----------

                       See Notes to Financial Statements.

MUNDER INSTITUTIONAL S&P(R) SMALLCAP INDEX EQUITY FUND
      Portfolio of Investments, December 31, 2002 (continued)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
   DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.1%
  11,330    General Communication, Inc.+          $    76,024
                                                  -----------
   ELECTRIC UTILITIES -- 0.8%
   2,470    Central Vermont Public Service             45,152
   3,380    CH Energy Group, Inc.                     157,610
  10,200    El Paso Electric Company+                 112,200
   1,020    Green Mountain Power Corporation           21,389
   2,990    UIL Holdings Corporation                  104,261
   6,800    UniSource Energy Corporation              117,572
                                                  -----------
                                                      558,184
                                                  -----------
   ELECTRICAL EQUIPMENT -- 1.8%
   5,930    A.O. Smith Corporation                    160,169
   8,400    Acuity Brands, Inc.                       113,736
   4,550    AstroPower, Inc.+                          36,354
   7,060    Baldor Electric Company                   139,435
   5,180    Belden, Inc.                               78,840
   4,820    Brady Corporation                         160,747
   5,380    C&D Technologies, Inc.                     95,065
   4,700    MagneTek, Inc.+                            20,868
   7,980    Paxar Corporation+                        117,705
   5,200    Regal Beloit Corporation                  107,640
   8,670    Vicor Corporation+                         71,536
   2,400    Woodward Governor Company                 104,400
                                                  -----------
                                                    1,206,495
                                                  -----------
   ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.8%
   2,740    Analogic Corporation                      137,789
   7,750    Anixter International, Inc.+              180,187
   7,810    Artesyn Technologies, Inc.+                29,990
   3,000    BEI Technologies, Inc.                     33,570
   5,060    Benchmark Electronics, Inc.+              145,020
   6,720    Checkpoint Systems, Inc.+                  69,485
   8,650    Cognex Corporation+                       159,419
   5,870    Coherent, Inc.+                           117,107
   6,960    CTS Corporation                            53,940
   5,700    Electro Scientific Industries,
              Inc.+                                   114,000
   3,500    FLIR Systems, Inc.+                       170,800
   4,400    Global Imaging Systems, Inc.+              80,872
   3,467    Intermagnetics General Corporation         68,092
   4,160    Itron, Inc.+                               79,747
   3,300    Keithley Instruments, Inc.                 41,250
   7,330    Methode Electronics, Inc., Class A         80,410
   4,095    Park Electrochemical Corporation           78,624
   3,600    Photon Dynamics, Inc.+                     82,080
   6,590    Pioneer-Standard Electronics, Inc.         60,496
   2,800    Planar Systems, Inc.+                      57,764
   3,300    Rogers Corporation+                        73,425
   6,520    Roper Industries, Inc.                    238,632
   8,320    Technitrol, Inc.                          134,285
   6,650    Teledyne Technologies, Inc.+              104,272
   5,920    Trimble Navigation Ltd.+                   73,941
   5,900    Veeco Instruments, Inc.+                   68,204
   4,210    X-Rite, Inc.                               29,428
                                                  -----------
                                                    2,562,829
                                                  -----------

SHARES                                                  VALUE
-------------------------------------------------------------
   ENERGY EQUIPMENT & SERVICES -- 2.2%
   2,900    Atwood Oceanics, Inc.+                $    87,290
   7,600    Cal Dive International, Inc.+             178,600
   3,200    CARBO Ceramics, Inc.                      107,840
   3,600    Dril-Quip, Inc.+                           60,840
   4,700    Hydril Company+                           110,779
  10,430    Input/Output, Inc.+                        44,328
   5,900    Lone Star Technologies, Inc.+              87,851
   8,300    Maverick Tube Corporation+                108,149
   5,110    Oceaneering International, Inc.+          126,421
   4,660    Offshore Logistics, Inc.+                 102,147
   4,015    SEACOR SMIT, Inc.+                        178,667
   8,850    Unit Corporation+                         164,168
   6,450    Veritas DGC, Inc.+                         50,955
   5,500    W H Energy Services, Inc.+                 80,245
                                                  -----------
                                                    1,488,280
                                                  -----------
   FOOD & DRUG RETAILING -- 1.2%
  10,120    Casey's General Stores, Inc.              123,565
   5,000    Duane Reade, Inc.+                         85,000
  11,110    Fleming Companies, Inc.                    72,993
   7,800    Great Atlantic & Pacific Tea
              Company, Inc.+                           62,868
   2,490    Nash Finch Company                         19,248
   9,340    Performance Food Group Company+           317,177
   3,940    United Natural Foods, Inc.+                99,879
                                                  -----------
                                                      780,730
                                                  -----------
   FOOD PRODUCTS -- 1.5%
   3,700    American Italian Pasta Company+           133,126
   7,400    Corn Products International, Inc.         222,962
   7,750    Delta & Pine Land Company                 158,177
   6,800    Hain Celestial Group, Inc.+               103,360
   4,000    International Multifoods
              Corporation+                             84,760
   1,870    J&J Snack Foods Corporation+               66,778
   5,900    Lance, Inc.                                69,850
   5,930    Ralcorp Holdings, Inc.+                   149,080
                                                  -----------
                                                      988,093
                                                  -----------
   GAS UTILITIES -- 2.4%
   9,150    Atmos Energy Corporation                  213,378
   2,250    Cascade Natural Gas Corporation            45,000
   3,900    Laclede Group, Inc.                        94,380
   5,580    New Jersey Resources Corporation          176,272
   5,310    Northwest Natural Gas Company             143,689
   3,250    NUI Corporation                            56,095
   6,850    Piedmont Natural Gas, Inc.                242,147
  11,284    Southern Union Company                    186,186
   6,840    Southwest Gas Corporation                 160,398
   5,200    Southwestern Energy Company+               59,540
   5,700    UGI Corporation                           213,123
                                                  -----------
                                                    1,590,208
                                                  -----------
   HEALTH CARE EQUIPMENT & SUPPLIES -- 3.9%
   6,000    Advanced Med Optics, Inc.+                 71,820
   4,300    ArthroCare Corp.+                          42,355
   3,100    Biosite, Inc.+                            105,462
   5,930    CONMED Corporation+                       116,169
   6,360    Cooper Companies, Inc.                    159,127

                       See Notes to Financial Statements.

MUNDER INSTITUTIONAL S&P(R) SMALLCAP INDEX EQUITY FUND
      Portfolio of Investments, December 31, 2002 (continued)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   HEALTH CARE EQUIPMENT & SUPPLIES (CONTINUED)
   3,120    Datascope Corporation                 $    77,379
   5,940    Diagnostic Products Corporation           229,403
   5,000    Haemonetics Corporation+                  107,300
   4,020    Hologic, Inc.+                             49,084
   2,900    ICU Medical, Inc.+                        108,170
   4,500    INAMED Corporation+                       138,600
   6,450    Invacare Corporation                      214,785
   4,680    Mentor Corporation                        180,180
   3,540    Osteotech, Inc.+                           22,798
   2,500    PolyMedica Corporation+                    77,100
   6,700    ResMed, Inc.+                             204,819
   6,930    Respironics, Inc.+                        210,887
   5,100    Sola International, Inc.+                  66,300
   3,600    SurModics, Inc.+                          103,248
   7,750    Sybron Dental Specialties, Inc.+          115,087
   6,190    Theragenics Corporation+                   24,946
   5,400    Viasys Healthcare, Inc.+                   80,406
   2,720    Vital Signs, Inc.                          81,273
                                                  -----------
                                                    2,586,698
                                                  -----------
   HEALTH CARE PROVIDERS & SERVICES -- 6.0%
   9,775    Accredo Health, Inc.+                     344,569
   4,200    Amerigroup Corporation+                   127,302
   6,200    AmeriPath, Inc.+                          133,300
   4,300    AmSurg Corporation+                        87,849
   7,350    Cerner Corporation+                       229,761
  12,230    Coventry Health Care, Inc.+               355,037
   4,050    CryoLife, Inc.+                            27,662
   2,410    Curative Health Services, Inc.+            41,572
   2,600    Dianon Systems, Inc.+                     124,046
  13,120    Hooper Holmes, Inc.                        80,557
   3,400    IMPATH, Inc.+                              67,048
   4,550    MAXIMUS, Inc.+                            118,755
   9,700    Mid Atlantic Medical Services,
              Inc.+                                   314,280
   7,060    NDCHealth Corporation                     140,494
  10,440    Orthodontic Centers of America,
              Inc.+                                   113,900
   6,920    Owens & Minor, Inc.                       113,626
   5,210    PAREXEL International Corporation+         57,258
   5,280    Pediatrix Medical Group, Inc.+            211,517
  11,300    Pharmaceutical Product
              Development, Inc.+                      330,751
   8,880    Priority Healthcare Corporation+          206,016
   9,850    Province Healthcare Company+               95,840
   3,200    RehabCare Group, Inc.+                     61,056
   9,890    Renal Care Group, Inc.+                   312,920
   5,980    Sierra Health Services, Inc.+              71,820
   4,500    Sunrise Assisted Living, Inc.+            112,005
  18,140    US Oncology, Inc.+                        157,274
                                                  -----------
                                                    4,036,215
                                                  -----------
   HOTELS, RESTAURANTS & LEISURE -- 4.2%
  11,237    Applebee's International, Inc.            260,597
   6,000    Argosy Gaming Company+                    113,580
   7,600    Aztar Corporation+                        108,528
   6,900    Bally Total Fitness Holding
              Corporation+                             48,921

SHARES                                                  VALUE
-------------------------------------------------------------
   HOTELS, RESTAURANTS & LEISURE (CONTINUED)
   5,590    CEC Entertainment, Inc.+              $   171,613
   4,310    IHOP Corporation+                         103,440
   7,940    Jack in the Box, Inc.+                    137,283
   5,780    Landry's Seafood Restaurants, Inc.        122,767
   4,250    Lone Star Steakhouse & Saloon,
              Inc.                                     82,195
   4,710    Luby's Cafeterias, Inc.+                   13,706
   6,100    Marcus Corporation                         86,620
   3,950    O' Charley's Inc.+                         81,093
   5,200    P. F. Chang's China Bistro, Inc.+         188,760
   6,040    Panera Bread Company+                     210,252
   5,350    Pinnacle Entertainment, Inc.+              37,076
   9,180    Prime Hospitality Corporation+             74,817
   4,600    Rare Hospitality International,
              Inc.+                                   127,052
  12,980    Ruby Tuesday, Inc.                        224,424
   8,785    Ryans Family Steak Houses, Inc.+           99,710
   3,700    Shuffle Master, Inc.+                      70,707
   7,985    Sonic Corporation+                        163,613
   5,737    The Steak n Shake Company+                 57,370
   4,230    Triarc Companies, Inc.+                   110,995
   6,300    WMS Industries, Inc.+                      94,374
                                                  -----------
                                                    2,789,493
                                                  -----------
   HOUSEHOLD DURABLES -- 4.5%
   3,170    A.T. Cross Company+                        16,960
   4,900    Applica, Inc.+                             24,500
   2,430    Bassett Furniture Industries, Inc.         34,798
  10,250    Champion Enterprises, Inc.+                29,212
   2,700    Department 56, Inc.+                       34,830
   2,870    Enesco Group, Inc.+                        20,320
   7,650    Ethan Allen Interiors, Inc.               262,930
   6,240    Fedders Corporation                        17,659
   7,450    Fleetwood Enterprises                      58,482
   6,540    Harman International Industries,
              Inc.                                    389,130
  10,440    Interface, Inc.                            32,051
  11,600    La-Z-Boy, Inc.                            278,168
   3,060    Libbey, Inc.                               79,560
   5,380    M.D.C. Holdings, Inc.                     205,839
   1,440    National Presto Industries, Inc.           42,307
   1,500    NVR, Inc.+                                488,250
   2,640    Royal Appliance Manufacturing
              Company+                                 19,193
   4,240    Russ Berrie & Company, Inc.               143,227
   5,220    Ryland Group, Inc.                        174,087
   2,300    Salton, Inc.+                              22,126
   1,770    Skyline Corporation                        52,215
   6,740    Standard Pacific Corporation              166,815
  14,260    Toll Brothers, Inc.+                      288,052
   2,540    Toro Company                              162,306
     147    Vialta, Inc.                                   45
                                                  -----------
                                                    3,043,062
                                                  -----------
   HOUSEHOLD PRODUCTS -- 0.1%
   3,430    WD-40 Company                              90,621
                                                  -----------

                       See Notes to Financial Statements.

MUNDER INSTITUTIONAL S&P(R) SMALLCAP INDEX EQUITY FUND
      Portfolio of Investments, December 31, 2002 (continued)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
   INDUSTRIAL CONGLOMERATES -- 0.3%
   3,340    Lydall, Inc.+                         $    37,909
   2,540    Standex International Corporation          60,554
   7,800    Tredegar Industries, Inc.                 117,000
                                                  -----------
                                                      215,463
                                                  -----------
   INSURANCE -- 2.7%
   4,238    Delphi Financial Group, Inc.              160,874
  15,320    Fremont General Corporation                68,787
   6,100    Hilb, Rogal and Hamilton Company          249,490
   3,800    LandAmerica Financial Group, Inc.         134,710
   4,500    Philadelphia Consolidated Holding
              Corporation+                            159,300
   6,100    Presidential Life Corporation              60,573
   5,000    RLI Corporation                           139,500
   2,000    SCPIE Holdings, Inc.                       13,180
   5,520    Selective Insurance Group, Inc.           138,994
   3,700    Stewart Information Services
              Corporation+                             79,143
  14,730    The First American Corporation            327,006
   9,900    UICI+                                     153,945
   3,900    Zenith National Insurance
              Corporation                              91,728
                                                  -----------
                                                    1,777,230
                                                  -----------
   INTERNET & CATALOG RETAIL -- 0.3%
   9,395    Insight Enterprises, Inc.+                 78,072
   4,050    J. Jill Group, Inc.+                       56,619
   3,800    School Specialty, Inc.+                    75,924
                                                  -----------
                                                      210,615
                                                  -----------
   INTERNET SOFTWARE & SERVICES -- 0.1%
   6,950    Netegrity, Inc.+                           22,609
   3,820    Zix Corporation+                           16,846
                                                  -----------
                                                       39,455
                                                  -----------
   IT CONSULTING & SERVICES -- 1.0%
   8,590    American Management Systems, Inc.+        102,994
   5,020    Analysts International Corporation          9,940
   4,100    Bell Microproducts, Inc.+                  22,714
   5,900    CACI, Inc., Class A+                      210,276
   4,800    Carreker Corporation+                      21,744
  13,150    Ciber, Inc.+                               67,722
   4,350    Computer Task Group, Inc.+                 15,182
   6,000    Manhattan Associates, Inc.+               141,960
   2,900    StarTek, Inc.+                             80,040
                                                  -----------
                                                      672,572
                                                  -----------
   LEISURE EQUIPMENT & PRODUCTS -- 1.2%
   3,690    Action Performance Companies, Inc.         70,110
   4,640    Arctic Cat, Inc.                           74,240
   5,700    Concord Camera Corporation+                30,951
   3,220    Huffy Corporation+                         19,223
   4,990    JAKKS Pacific, Inc.+                       67,215
   3,770    K2, Inc.+                                  35,438
   4,100    Meade Instruments Corporation+             12,792
   9,430    Midway Games, Inc.+                        39,323
   4,610    Polaris Industries, Inc.                  270,146

SHARES                                                  VALUE
-------------------------------------------------------------
   LEISURE EQUIPMENT & PRODUCTS (CONTINUED)
   4,725    SCP Pool Corporation+                 $   137,970
   5,580    Sturm Ruger & Company, Inc.                53,401
                                                  -----------
                                                      810,809
                                                  -----------
   MACHINERY -- 4.4%
   4,070    Astec Industries, Inc.+                    40,415
   3,890    Barnes Group, Inc.                         79,161
   4,550    Briggs & Stratton Corporation             193,238
   5,170    Clarcor, Inc.                             166,836
   3,400    CUNO, Inc.+                               112,608
   4,410    Dionex Corporation+                       131,021
   3,190    Flow International Corporation+             8,135
   3,310    Gardner Denver, Inc.+                      67,193
   9,695    Graco, Inc.                               277,762
   6,590    IDEX Corporation+                         215,493
   8,880    JLG Industries, Inc.                       66,866
   2,430    Lindsay Manufacturing Company              52,002
   5,500    Manitowoc, Inc.                           140,250
   7,000    Milacron, Inc.                             41,650
   6,940    Mueller Industries, Inc.+                 189,115
   3,500    Oshkosh Truck Corporation                 215,250
   6,570    Reliance Steel & Aluminum Company         136,919
   2,880    Robbins & Myers, Inc.                      52,992
   2,730    SPS Technologies, Inc.+                    64,838
   5,900    Stewart & Stevenson Services, Inc.         83,426
   3,540    Thomas Industries, Inc.                    92,252
  12,900    Timken Company                            246,390
   4,980    Valmont Industries, Inc.                   96,612
   5,330    Wabash National Corporation                44,665
   5,570    Watts Industries, Inc.                     87,672
   2,560    Wolverine Tube, Inc.+                      14,618
                                                  -----------
                                                    2,917,379
                                                  -----------
   MARINE -- 0.2%
   4,990    Kirby Corporation+                        136,676
                                                  -----------
   MEDIA -- 0.4%
   2,600    4Kids Entertainment, Inc.+                 57,408
   4,160    ADVO, Inc.+                               136,573
   4,500    Information Holdings, Inc.+                69,840
   2,990    Nelson Thomas, Inc.                        29,960
                                                  -----------
                                                      293,781
                                                  -----------
   METALS & MINING -- 1.2%
   3,460    Brush Engineered Materials, Inc.           19,030
   3,080    Castle A M Company                         14,014
   4,300    Century Aluminum Company                   31,863
   2,100    Cleveland-Cliffs, Inc.                     41,685
   5,900    Commercial Metals Company                  95,816
   3,350    Commonwealth Industries, Inc.              22,881
   2,970    Imco Recycling, Inc.+                      24,146
  15,300    Massey Energy Company                     148,716
   3,390    Quanex Corporation                        113,565
   4,340    RTI International Metals, Inc.+            43,834
   5,200    Ryerson Tull, Inc.                         31,720
   9,700    Steel Dynamics, Inc.+                     116,691

                       See Notes to Financial Statements.

MUNDER INSTITUTIONAL S&P(R) SMALLCAP INDEX EQUITY FUND
      Portfolio of Investments, December 31, 2002 (continued)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   METALS & MINING (CONTINUED)
   1,960    Steel Technologies, Inc.              $    33,242
   8,850    Stillwater Mining Company+                 47,347
                                                  -----------
                                                      784,550
                                                  -----------
   MULTILINE RETAIL -- 0.4%
   5,300    Fred's, Inc.                              136,210
   6,000    Shopko Stores, Inc.+                       74,700
   8,500    Stein Mart, Inc.+                          51,850
                                                  -----------
                                                      262,760
                                                  -----------
   MULTI-UTILITIES & UNREGULATED POWER -- 0.5%
   9,800    Avista Corporation                        113,288
   7,200    Energen Corporation                       209,520
   7,740    NorthWestern Corporation                   39,319
                                                  -----------
                                                      362,127
                                                  -----------
   OFFICE ELECTRONICS -- 0.6%
   4,600    Gerber Scientific, Inc.+                   18,676
   6,560    Zebra Technologies Corporation+           375,888
                                                  -----------
                                                      394,564
                                                  -----------
   OIL & GAS -- 3.8%
   6,590    Cabot Oil & Gas Corporation, Class
              A                                       163,300
   8,300    Cimarex Energy Company+                   148,570
   3,900    Evergreen Resources, Inc.+                174,915
   5,400    Frontier Oil Corporation                   92,988
  10,470    Newfield Exploration Company+             377,443
   3,950    Nuevo Energy Company+                      43,845
   5,725    Patina Oil & Gas Corporation              181,196
   4,990    Plains Resources, Inc.                     59,132
  12,420    Pogo Producing Company                    462,645
   2,700    Prima Energy Corporation+                  60,372
   5,410    Remington Oil & Gas Corporation+           88,778
   5,820    St. Mary Land & Exploration
              Company                                 145,500
   5,440    Stone Energy Corporation+                 181,478
   5,600    Swift Energy Company+                      54,152
   8,000    Tom Brown, Inc.+                          200,800
  12,910    Vintage Petroleum, Inc.                   136,201
                                                  -----------
                                                    2,571,315
                                                  -----------
   PAPER & FOREST PRODUCTS -- 0.2%
   7,530    Buckeye Technologies, Inc.+                46,309
   2,500    Deltic Timber Corporation                  66,750
   3,260    Pope & Talbot, Inc.                        46,488
                                                  -----------
                                                      159,547
                                                  -----------
   PERSONAL PRODUCTS -- 0.4%
   3,110    Natures Sunshine Products, Inc.            30,198
  13,500    NBTY, Inc.+                               237,330
                                                  -----------
                                                      267,528
                                                  -----------
   PHARMACEUTICALS -- 0.8%
  10,440    Alpharma, Inc.                            124,340
   3,000    Cima Labs Incorporated+                    72,573
   5,540    Medicis Pharmaceutical
              Corporation, Class A+                   275,172

SHARES                                                  VALUE
-------------------------------------------------------------
   PHARMACEUTICALS (CONTINUED)
   5,200    MGI Pharma, Inc.+                     $    37,700
   4,670    Noven Pharmaceuticals, Inc.+               43,104
                                                  -----------
                                                      552,889
                                                  -----------
   REAL ESTATE -- 1.4%
   5,800    Capital Automotive REIT                   137,460
   4,700    Colonial Properties Trust                 159,518
   3,800    Essex Property Trust, Inc.                193,230
   5,600    Glenborough Realty Trust, Inc.             99,792
   5,800    Kilroy Realty Corporation                 133,690
   7,400    Shurgard Storage Centers, Inc.,
              Class A                                 231,916
                                                  -----------
                                                      955,606
                                                  -----------
   ROAD & RAIL -- 2.4%
   5,200    Arkansas Best Corporation+                135,101
  10,145    Heartland Express, Inc.                   232,432
  12,400    Kansas City Southern Industries,
              Inc.+                                   148,800
   7,700    Knight Transportation, Inc.+              161,700
   3,220    Landstar Systems, Inc.+                   187,919
   4,000    Roadway Express, Inc.                     147,240
   5,570    US Freightways Corporation                160,138
  13,013    Werner Enterprises, Inc.                  280,170
   6,100    Yellow Corporation                        153,665
                                                  -----------
                                                    1,607,165
                                                  -----------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 3.3%
   4,900    Actel Corporation+                         79,478
   6,500    Advanced Energy Industries, Inc.+          82,680
   7,400    Alliance Semiconductor
              Corporation+                             29,082
   6,200    ATMI, Inc.+                               114,824
  20,000    Axcelis Technologies, Inc.+               112,180
   6,880    Brooks- PRI Automation, Inc.+              78,845
   4,300    Cohu, Inc.                                 63,210
   7,100    Cymer, Inc.+                              228,975
   5,600    DSP Group, Inc.                            88,592
   3,700    DuPont Photomasks, Inc.+                   86,025
   8,800    ESS Technology, Inc.                       55,352
   8,200    Exar Corporation+                         101,680
   5,410    Helix Technology Corporation               60,592
  14,100    Kopin Corporation+                         55,272
  10,100    Kulicke & Soffa Industries, Inc.+          57,772
   6,000    Microsemi Corporation+                     36,540
   5,300    Pericom Semiconductor Corporation+         44,043
   6,470    Photronic, Inc.+                           88,639
   5,900    Power Integrations, Inc.+                 100,300
   3,400    Rudolph Technologies, Inc.+                65,144
  28,030    Skyworks Solutions, Inc.+                 241,619
   3,330    Standard Microsystems Corporation+         64,835
   2,600    Supertex, Inc.+                            38,714
   4,509    Three-Five Systems, Inc.+                  29,083
   4,670    Ultratech Stepper, Inc.+                   45,948
   7,000    Varian Semiconductor Equipment
              Associates, Inc.+                       166,327
                                                  -----------
                                                    2,215,751
                                                  -----------

                       See Notes to Financial Statements.

MUNDER INSTITUTIONAL S&P(R) SMALLCAP INDEX EQUITY FUND
      Portfolio of Investments, December 31, 2002 (continued)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
   SOFTWARE -- 3.8%
   3,000    ANSYS, Inc.+                          $    60,600
   4,020    BARRA, Inc.+                              121,927
   6,600    Captaris, Inc.+                            15,840
   2,700    Catapult Communications
              Corporation+                             32,265
   3,590    Concord Communications, Inc.+              32,274
   8,260    Dendrite International, Inc.+              61,702
   6,860    FactSet Research Systems, Inc.            193,932
  10,290    Fair, Issac & Company, Inc.               439,383
   7,400    FileNET Corporation+                       90,280
   6,940    Hyperion Solutions Corporation+           178,150
   5,900    JDA Software Group, Inc.+                  56,994
   4,045    Kronos, Inc.+                             149,625
   3,100    MapInfo Corporation+                       17,205
   3,650    MICROS Systems, Inc.+                      81,833
   5,000    MRO Software, Inc.+                        60,725
   6,400    NYFIX, Inc.+                               28,800
   5,100    Phoenix Technologies Ltd.+                 29,427
   7,080    Progress Software Corporation+             91,686
   3,260    QRS Corporation+                           21,516
   5,800    Radiant Systems, Inc.+                     55,854
   3,600    RadiSys Corporation+                       28,728
   4,050    Roxio, Inc.+                               19,318
   8,200    Serena Software, Inc.+                    129,478
   3,500    SPSS, Inc.+                                48,965
   6,800    Systems & Computer Technology
              Corporation+                             58,480
   7,975    Take-Two Interactive Software,
              Inc.+                                   187,333
   2,900    TALX Corporation                           37,468
   8,075    THQ, Inc.+                                106,994
   7,070    Verity, Inc.+                              94,674
                                                  -----------
                                                    2,531,456
                                                  -----------
   SPECIALTY RETAIL -- 5.7%
   4,510    Aaron Rents, Inc.                          98,679
   9,090    AnnTaylor Stores Corporation+             185,618
   2,730    Building Materials Holdings
              Corporation                              39,039
   9,100    Burlington Coat Factory Warehouse
              Corporation                             163,345
   5,270    Cato Corporation                          113,779
  17,350    Chico's FAS, Inc.+                        328,088
   5,500    Children's Place Retail Stores,
              Inc.+                                    58,520
   5,300    Christopher & Banks Corporation+          109,975
   4,530    Cost Plus, Inc.+                          129,875
   4,170    Footstar, Inc.+                            29,023
   4,600    Genesco, Inc.+                             85,698
   6,740    Goody's Family Clothing, Inc.+             29,926
   4,560    Group 1 Automotive, Inc.+                 108,893
   5,990    Gymboree Corporation+                      95,001
   3,980    Hancock Fabrics, Inc.                      60,695
   4,500    Haverty Furniture Companies, Inc.          62,550
   6,350    Hot Topic, Inc.+                          145,288
   4,950    Hughes Supply, Inc.                       135,234
   3,940    Jo-Ann Stores, Inc.+                       90,502

SHARES                                                  VALUE
-------------------------------------------------------------
   SPECIALTY RETAIL (CONTINUED)
   8,940    Linens 'N Things, Inc.+               $   202,044
  10,840    O'Reilly Automotive, Inc.+                274,144
  10,260    Pacific Sunwear of California+            181,499
  10,500    Pep Boys -- Manny, Moe & Jack             121,800
   8,960    Regis Corporation                         232,870
   4,460    TBC Corporation+                           53,565
   5,970    The Dress Barn+                            79,401
   8,290    The Men's Wearhouse, Inc.+                142,173
   6,282    The Wet Seal, Inc.+                        67,601
   6,900    Too, Inc.+                                162,288
   3,000    Ultimate Electronics, Inc.+                30,450
   6,770    Zale Corporation+                         215,963
                                                  -----------
                                                    3,833,526
                                                  -----------
   TEXTILES, APPAREL & LUXURY GOODS -- 1.9%
   2,780    Ashworth, Inc.+                            17,792
   3,640    Brown Shoe Company, Inc.                   86,741
   9,435    Fossil, Inc.+                             191,908
   1,330    Haggar Corporation                         16,745
   3,680    K-Swiss, Inc.                              79,893
   5,320    Kellwood Company                          138,320
   6,840    Nautica Enterprises, Inc.+                 75,992
   2,640    Oshkosh B' Gosh, Inc.                      74,052
   1,530    Oxford Industries, Inc.                    39,244
   5,800    Phillips Van Heusen Corporation            67,048
   4,900    Quiksilver, Inc.+                         130,634
   6,700    Russell Corporation                       112,158
   8,170    Stride Rite Corporation                    58,579
   6,600    Wellman, Inc.                              89,034
   8,260    Wolverine World Wide, Inc.                124,809
                                                  -----------
                                                    1,302,949
                                                  -----------
   TOBACCO -- 0.2%
   9,090    Dimon, Inc.                                54,540
   3,140    Schweitzer-Mauduit International,
              Inc.                                     76,930
                                                  -----------
                                                      131,470
                                                  -----------
   TRADING COMPANIES & DISTRIBUTORS -- 0.3%
   3,960    Applied Industrial Technologies,
              Inc.                                     74,844
   2,030    Lawson Products, Inc.                      62,889
   5,260    Watsco, Inc.                               86,159
                                                  -----------
                                                      223,892
                                                  -----------
   WATER UTILITIES -- 0.5%
   3,105    American States Water Company              71,881
  13,815    Philadelphia Suburban Corporation         284,589
                                                  -----------
                                                      356,470
                                                  -----------
   WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
   3,600    Boston Communications Group, Inc.+         45,756
   5,150    Metro One Telecommunications,
              Inc.+                                    33,218
                                                  -----------
                                                       78,974
                                                  -----------
TOTAL COMMON STOCKS
   (Cost $68,627,554)                              66,850,833
                                                  -----------

                       See Notes to Financial Statements.

MUNDER INSTITUTIONAL S&P(R) SMALLCAP INDEX EQUITY FUND
      Portfolio of Investments, December 31, 2002 (continued)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                VALUE
--------------------------------------------------------------
U.S. TREASURY BILL -- 0.3%
   (Cost $199,482)
$200,000     1.580%++, due 2/27/2003*              $   199,482
                                                   -----------

OTHER INVESTMENTS**
   (Cost $9,140,594)                     13.6%       9,140,594
                                        -----      -----------
TOTAL INVESTMENTS
   (Cost $77,967,630)                   113.5%      76,190,909
OTHER ASSETS AND LIABILITIES (NET)      (13.5)      (9,048,486)
                                        -----      -----------
NET ASSETS                              100.0%     $67,142,423
                                        =====      ===========

------------

 * Security pledged as collateral for futures contracts.

** As of December 31, 2002 the market value of the securities on loan is $8,701,947. Cash collateral received for securities loaned is $9,140,594 invested in 9,140,594 shares of the State Street Navigator Securities Lending Trust-Prime Portfolio.

 + Non-income producing security.

++ Rate represents annualized yield at date of purchase.

                       See Notes to Financial Statements.

MUNDER INSTITUTIONAL FUNDS
      Statements of Assets and Liabilities, December 31, 2002
--------------------------------------------------------------------------------

                                                                     MUNDER           MUNDER
                                                              INSTITUTIONAL    INSTITUTIONAL
                                                                     S&P(R)           S&P(R)
                                                                     MIDCAP         SMALLCAP
                                                               INDEX EQUITY     INDEX EQUITY
                                                                       FUND             FUND
                                                              ------------------------------
ASSETS:
Investments, at value
  See accompanying schedules:
    Securities(a)...........................................   $57,306,054      $76,190,909
    Repurchase agreement....................................     2,242,000               --
                                                               -----------      -----------
Total Investments...........................................    59,548,054       76,190,909
Cash........................................................           226           88,333
Interest receivable.........................................            62               --
Dividends receivable........................................        37,251           55,743
Receivable for investment securities sold...................            --          179,458
Variation margin receivable.................................        14,025              200
Receivable for Fund shares sold.............................        67,983            4,400
Receivable from investment advisor..........................            31               --
Unamortized organization costs..............................           174               --
Prepaid expenses and other assets...........................         1,418            2,475
                                                               -----------      -----------
      Total Assets..........................................    59,669,224       76,521,518
                                                               -----------      -----------
LIABILITIES:
Payable for Fund shares redeemed............................        30,549           26,381
Payable for investment securities purchased.................            --          131,580
Payable upon return of securities loaned....................     3,924,030        9,140,594
Custody fees payable........................................        13,568           15,182
Shareholder servicing fees payable..........................         9,417           20,880
Investment advisory fees payable............................         7,134            8,793
Directors' fees and expenses payable........................         5,843            7,045
Transfer agency/record keeping fees payable.................         3,781            5,089
Administration fees payable.................................         1,915            3,827
Accrued expenses and other payables.........................        18,521           19,724
                                                               -----------      -----------
      Total Liabilities.....................................     4,014,758        9,379,095
                                                               -----------      -----------
NET ASSETS..................................................   $55,654,466      $67,142,423
                                                               ===========      ===========
Investments, at cost........................................   $66,419,072      $77,967,630
                                                               ===========      ===========
NET ASSETS CONSIST OF:
Undistributed net investment income.........................   $    74,329      $    54,444
Accumulated net realized loss on investments sold...........    (2,369,394)      (7,867,927)
Net unrealized depreciation of investments..................    (6,892,390)      (1,781,034)
Par value...................................................         7,823            7,151
Paid-in capital in excess of par value......................    64,834,098       76,729,789
                                                               -----------      -----------
                                                               $55,654,466      $67,142,423
                                                               ===========      ===========
NET ASSETS:
Class K Shares..............................................   $44,927,756      $60,751,305
                                                               ===========      ===========
Class Y Shares..............................................   $10,726,710      $ 6,391,118
                                                               ===========      ===========
SHARES OUTSTANDING:
Class K Shares..............................................     6,476,431        6,469,552
                                                               ===========      ===========
Class Y Shares..............................................     1,346,076          681,375
                                                               ===========      ===========
CLASS K SHARES:
Net asset value, offering price and redemption price per
  share.....................................................         $6.94            $9.39
                                                               ===========      ===========
CLASS Y SHARES:
Net asset value, offering price and redemption price per
  share.....................................................         $7.97            $9.38
                                                               ===========      ===========

------------

(a) Including $3,765,022 and $8,701,947 of securities loaned for the Munder Institutional S&P(R) MidCap Index Equity Fund and the Munder Institutional S&P(R) SmallCap Index Equity Fund, respectively.

                       See Notes to Financial Statements.

MUNDER INSTITUTIONAL FUNDS
      Statements of Operations, Year Ended December 31, 2002
--------------------------------------------------------------------------------

                                                                     MUNDER           MUNDER
                                                              INSTITUTIONAL    INSTITUTIONAL
                                                                     S&P(R)           S&P(R)
                                                                     MIDCAP         SMALLCAP
                                                               INDEX EQUITY     INDEX EQUITY
                                                                       FUND             FUND
                                                              ------------------------------
INVESTMENT INCOME:
Interest....................................................   $    50,878     $     10,795
Dividends(a)................................................       477,507          630,747
Securities lending..........................................        12,710           46,886
                                                               -----------     ------------
      Total Investment Income...............................       541,095          688,428
                                                               -----------     ------------
EXPENSES:
Shareholder servicing fees:
  Class K Shares............................................        93,187          181,713
Custody fees................................................        80,855          101,691
Investment advisory fees....................................        68,625          119,935
Legal and audit fees........................................        21,209           25,543
Transfer agency/record keeping fees.........................        20,428           33,779
Administration fees.........................................        18,818           31,905
Directors' fees and expenses................................         8,930           10,209
Registration and filing fees................................         3,928            1,090
Amortization of organization costs..........................         1,077               --
Other.......................................................        14,804           18,445
                                                               -----------     ------------
      Total Expenses........................................       331,861          524,310
Fees waived and expenses reimbursed by investment advisor...       (89,026)        (123,787)
                                                               -----------     ------------
Net Expenses................................................       242,835          400,523
                                                               -----------     ------------
NET INVESTMENT INCOME.......................................       298,260          287,905
                                                               -----------     ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss from:
  Security transactions.....................................    (1,264,480)      (2,700,558)
  Futures contracts.........................................      (549,236)         (70,959)
Net change in unrealized appreciation/(depreciation) of:
  Securities................................................    (7,162,553)      (9,988,938)
  Futures contracts.........................................       (36,833)         (16,550)
                                                               -----------     ------------
Net realized and unrealized loss on investments.............    (9,013,102)     (12,777,005)
                                                               -----------     ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........   $(8,714,842)    $(12,489,100)
                                                               ===========     ============

------------

(a) Net of dividend withholding taxes of $352 for the Munder Institutional S&P(R) SmallCap Index Equity Fund.

                       See Notes to Financial Statements.

MUNDER INSTITUTIONAL FUNDS
      Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                MUNDER INSTITUTIONAL S&P(R) MIDCAP       MUNDER INSTITUTIONAL S&P(R) SMALLCAP
                                                        INDEX EQUITY FUND                         INDEX EQUITY FUND
                                              --------------------------------------    --------------------------------------
                                                     YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
                                              DECEMBER 31, 2002    DECEMBER 31, 2001    DECEMBER 31, 2002    DECEMBER 31, 2001
                                              --------------------------------------------------------------------------------
Net investment income.......................     $   298,260          $   144,066         $    287,905          $   435,576
Net realized loss on investments sold.......      (1,813,716)            (307,295)          (2,771,517)          (2,981,915)
Net change in unrealized
  appreciation/(depreciation) of
  investments...............................      (7,199,386)             457,999          (10,005,488)           7,015,073
                                                 -----------          -----------         ------------          -----------
Net increase/(decrease) in net assets
  resulting from operations.................      (8,714,842)             294,770          (12,489,100)           4,468,734
Dividends to shareholders from net
  investment income:
  Class K Shares............................        (219,077)             (35,854)            (297,006)            (274,665)
  Class Y Shares............................         (40,671)             (73,594)             (48,625)             (46,469)
Distributions to shareholders from net
  realized gains:
  Class K Shares............................              --              (32,185)                  --           (2,987,526)
  Class Y Shares............................              --              (59,360)                  --             (322,082)
Net increase/(decrease) in net assets from
  Fund share transactions:
  Class K Shares............................      31,684,385           17,864,367           (8,957,707)          12,505,187
  Class Y Shares............................       2,340,578            1,490,301             (608,356)          (1,243,938)
                                                 -----------          -----------         ------------          -----------
Net increase/(decrease) in net assets.......      25,050,373           19,448,445          (22,400,794)          12,099,241
NET ASSETS:
Beginning of year...........................      30,604,093           11,155,648           89,543,217           77,443,976
                                                 -----------          -----------         ------------          -----------
End of year.................................     $55,654,466          $30,604,093         $ 67,142,423          $89,543,217
                                                 ===========          ===========         ============          ===========
Undistributed net investment income.........     $    74,329          $    35,351         $     54,444          $   114,439
                                                 ===========          ===========         ============          ===========

                       See Notes to Financial Statements.

MUNDER INSTITUTIONAL FUNDS
      Statements of Changes -- Capital Stock Activity
--------------------------------------------------------------------------------

                                                MUNDER INSTITUTIONAL S&P(R) MIDCAP       MUNDER INSTITUTIONAL S&P(R) SMALLCAP
                                                        INDEX EQUITY FUND                         INDEX EQUITY FUND
                                              --------------------------------------    --------------------------------------
                                                     YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
                                              DECEMBER 31, 2002    DECEMBER 31, 2001    DECEMBER 31, 2002    DECEMBER 31, 2001
                                              --------------------------------------------------------------------------------
AMOUNT
CLASS K SHARES:
Sold........................................    $ 41,720,597          $18,834,655         $ 11,256,860         $ 26,958,327
Issued as reinvestment of dividends.........              --                   --                  334                3,346
Redeemed....................................     (10,036,212)            (970,288)         (20,214,901)         (14,456,486)
                                                ------------          -----------         ------------         ------------
Net increase/(decrease).....................    $ 31,684,385          $17,864,367         $ (8,957,707)        $ 12,505,187
                                                ============          ===========         ============         ============
CLASS Y SHARES:
Sold........................................    $  9,950,522          $ 1,916,664         $  1,147,223         $  2,827,801
Issued as reinvestment of dividends.........              64                   --                   --                   --
Redeemed....................................      (7,610,008)            (426,363)          (1,755,579)          (4,071,739)
                                                ------------          -----------         ------------         ------------
Net increase/(decrease).....................    $  2,340,578          $ 1,490,301         $   (608,356)        $ (1,243,938)
                                                ============          ===========         ============         ============
SHARES
CLASS K SHARES:
Shares authorized ($0.001 par value)........      25,000,000           25,000,000           25,000,000           25,000,000
                                                ============          ===========         ============         ============
Sold........................................       5,254,105            2,344,344            1,078,736            2,485,890
Issued as reinvestment of dividends.........              --                   --                   31                  373
Redeemed....................................      (1,356,506)            (120,007)          (1,945,782)          (1,375,533)
                                                ------------          -----------         ------------         ------------
Net increase/(decrease).....................       3,897,599            2,224,337             (867,015)           1,110,730
                                                ============          ===========         ============         ============
CLASS Y SHARES:
Shares authorized ($0.001 par value)........      25,000,000           25,000,000           25,000,000           25,000,000
                                                ============          ===========         ============         ============
Sold........................................       1,124,532              208,479              113,178              261,680
Issued as reinvestment of dividends.........               7                   --                   --                   --
Redeemed....................................        (778,038)             (44,482)            (165,891)            (366,611)
                                                ------------          -----------         ------------         ------------
Net increase/(decrease).....................         346,501              163,997              (52,713)            (104,931)
                                                ============          ===========         ============         ============

                       See Notes to Financial Statements.

MUNDER INSTITUTIONAL S&P(R) MIDCAP INDEX EQUITY FUND(A)
      Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                                  K SHARES
                                                              -------------------------------------------------
                                                                  YEAR          YEAR        YEAR         PERIOD
                                                                 ENDED         ENDED       ENDED          ENDED
                                                              12/31/02      12/31/01    12/31/00    12/31/99(C)
                                                              -------------------------------------------------
Net asset value, beginning of period........................  $  8.21       $  8.50      $ 9.00       $ 10.00
                                                              -------       -------      ------       -------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income.......................................     0.05          0.08        0.11          0.02
Net realized and unrealized gain/(loss) on investments......    (1.27)        (0.24)       1.36          0.82
                                                              -------       -------      ------       -------
Total from investment operations............................    (1.22)        (0.16)       1.47          0.84
                                                              -------       -------      ------       -------
LESS DISTRIBUTIONS:
Dividends from net investment income........................    (0.05)        (0.07)      (0.12)        (0.06)
Distributions in excess of net investment income............       --            --          --         (0.02)
Distributions from net realized gains.......................       --         (0.06)      (1.85)        (1.76)
                                                              -------       -------      ------       -------
Total distributions.........................................    (0.05)        (0.13)      (1.97)        (1.84)
                                                              -------       -------      ------       -------
Net asset value, end of period..............................  $  6.94       $  8.21      $ 8.50       $  9.00
                                                              =======       =======      ======       =======
TOTAL RETURN(B).............................................   (14.96)%       (1.57)%     17.35%         9.77%
                                                              =======       =======      ======       =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)........................  $44,928       $21,180      $3,015       $ 1,232
Ratio of operating expenses to average net assets...........     0.59%         0.43%       0.43%         0.43%(d)
Ratio of net investment income to average net assets........     0.60%         1.00%       1.11%         1.21%(d)
Portfolio turnover rate.....................................       28%           22%         86%           36%
Ratio of operating expenses to average net assets without
  expense waivers and reimbursements........................     0.77%         0.99%       1.08%         1.29%(d)

------------

(a) The Munder Institutional S&P(R) MidCap Index Equity Fund Class K Shares commenced operations on November 4, 1999.

(b) Total return represents aggregate total return for the period indicated.

(c) Per share numbers have been calculated using the average shares method.

(d) Annualized.

                       See Notes to Financial Statements.

MUNDER INSTITUTIONAL S&P(R) SMALLCAP INDEX EQUITY FUND(A)
      Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                                  K SHARES
                                                              -------------------------------------------------
                                                                  YEAR          YEAR        YEAR         PERIOD
                                                                 ENDED         ENDED       ENDED          ENDED
                                                              12/31/02      12/31/01    12/31/00    12/31/99(D)
                                                              -------------------------------------------------
Net asset value, beginning of period........................  $ 11.10       $ 10.96     $ 10.90       $ 10.00
                                                              -------       -------     -------       -------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income.......................................     0.04          0.05        0.04          0.02
Net realized and unrealized gain/(loss) on investments......    (1.71)         0.53        1.05          1.00
                                                              -------       -------     -------       -------
Total from investment operations............................    (1.67)         0.58        1.09          1.02
                                                              -------       -------     -------       -------
LESS DISTRIBUTIONS:
Dividends from net investment income........................    (0.04)        (0.04)      (0.04)        (0.01)
Distributions from net realized gains.......................       --         (0.40)      (0.99)           --
Distributions from capital..................................       --            --          --         (0.11)
                                                              -------       -------     -------       -------
Total distributions.........................................    (0.04)        (0.44)      (1.03)        (0.12)
                                                              -------       -------     -------       -------
Net asset value, end of period..............................  $  9.39       $ 11.10     $ 10.96       $ 10.90
                                                              =======       =======     =======       =======
TOTAL RETURN(B).............................................   (15.07)%        6.26%      10.55%        10.31%
                                                              =======       =======     =======       =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)........................  $60,751       $81,407     $68,263       $30,820
Ratio of operating expenses to average net assets...........     0.52%         0.43%       0.43%         0.43%(c)
Ratio of net investment income to average net assets........     0.34%         0.49%       0.37%         0.89%(c)
Portfolio turnover rate.....................................       12%           23%        101%            3%
Ratio of operating expenses to average net assets without
  expense waivers and reimbursements........................     0.68%         0.69%       0.82%         0.76%(c)

------------

(a) The Munder Institutional S&P(R) SmallCap Index Equity Fund Class K Shares commenced operations on November 4, 1999.

(b) Total return represents aggregate total return for the period indicated.

(c) Annualized.

(d) Per share numbers have been calculated using the average shares method.

                       See Notes to Financial Statements.

THE MUNDER INSTITUTIONAL FUNDS
      Notes to Financial Statements, December 31, 2002
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     As of December 31, 2002, the Munder Funds (sometimes referred to as the "Funds") consisted of 36 portfolios, each of which is a series of The Munder Funds, Inc. ("MFI"), The Munder Funds Trust ("MFT"), The Munder Framlington Funds Trust ("Framlington"), St. Clair Funds, Inc. ("St. Clair"), or Munder @Vantage Fund ("@Vantage"). Information presented in these financial statements pertains only to the Munder Institutional S&P(R) MidCap Index Equity Fund and the Munder Institutional S&P(R) SmallCap Index Equity Fund, each a series of St. Clair (each a "Fund" and collectively, the "Institutional Funds"). St. Clair is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a Maryland corporation on May 23, 1984. Each Institutional Fund is classified as a diversified management investment company under the 1940 Act.

     The Institutional Funds offer two classes of shares -- Class K and Class Y Shares. Financial statements for Class Y Shares of the Institutional Funds and for all classes of the other Munder Funds are presented in separate reports.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

     Security Valuation: Securities (including financial futures, if any) are valued at the latest quoted sales price on the primary market or exchange where such securities are traded. Securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee, under the guidelines approved by the Board of Directors. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Directors determines that such valuation does not constitute fair market value.

     Futures Contracts: Each Fund may enter into futures contracts for the purpose of hedging against changes in the value of the portfolio securities held and in the value of the securities it intends to purchase, or in order to maintain liquidity. Upon entering into a futures contract, a Fund is required to deposit with the broker, or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized appreciation/(depreciation) of futures contracts. A Fund recognizes a realized gain or loss when the contract is closed.

     There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

     Loans of Portfolio Securities: Each Fund may lend portfolio securities in an amount up to 25% of the value of its total assets. Each loan is secured by collateral adjusted daily to have a market value at least equal to 102% of the market value of the securities loaned at the close of the preceding business day. These loans are terminable at any time and a Fund will receive any interest or dividends paid on the loaned securities. A Fund may share with the borrower some of the income received on the collateral for the loan or a Fund will be paid a premium for the loan. If the borrower defaults and the value of the portfolio securities increases in excess of the collateral received or if bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

     Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by

THE MUNDER INSTITUTIONAL FUNDS
      Notes to Financial Statements, December 31, 2002 (continued)
--------------------------------------------------------------------------------

use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to each Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of each Fund are prorated among the share classes based on the relative net assets of each class.

     Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly by each Fund. Each Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of certain expenses and income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by a Fund as a whole.

     Federal Income Taxes: Each Fund's policy is to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

2. INVESTMENT ADVISOR, ADMINISTRATOR AND OTHER RELATED PARTY TRANSACTIONS

     For its advisory services, Munder Capital Management or World Asset Management, a division of Munder Capital Management, which manages the Fund, (either/or, the "Advisor") is entitled to receive from each Fund a fee, computed daily and payable monthly at an annual rate of 0.15% of the value of the average daily net assets of the respective Fund.

     The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from each Fund a fee, computed daily and payable monthly, based on the aggregate average daily net assets of the institutional portfolios of St. Clair, as follows:

AGGREGATE NET ASSETS                                            FEE
---------------------------------------------------------------------
First $3 billion............................................  0.0510%
Next $3 billion.............................................  0.0490%
Thereafter..................................................  0.0465%

     In its capacity as administrator, the Advisor is also entitled to receive a fee from MFI, MFT, Framlington, @Vantage Fund and the Liquidity Plus Money Market Fund portfolio of St. Clair, based on their aggregate average daily net assets.

     For the period from June 1, 2002 through May 31, 2003, the Advisor has agreed to limit to $3.9 million the total amount it may receive in the aggregate from MFI, MFT, Framlington, St. Clair and @Vantage for its services as administrator, after payment of sub-administration fees to the Munder Funds' sub-administrators. For the year ended December 31, 2002, the Advisor earned the following amounts, before and after payment of sub-administration fees, for its administrative services provided to the Funds:

                                                                   AMOUNT EARNED              AMOUNT EARNED
                                                                 BEFORE PAYMENT OF          AFTER PAYMENT OF
                                                                SUB-ADMINISTRATION         SUB-ADMINISTRATION
                                                                       FEES                       FEES
                                                              --------------------------------------------------
Munder Institutional S&P(R) MidCap Index Equity Fund........          $15,540                    $10,360
Munder Institutional S&P(R) SmallCap Index Equity Fund......           21,512                     14,419

THE MUNDER INSTITUTIONAL FUNDS
      Notes to Financial Statements, December 31, 2002 (continued)
--------------------------------------------------------------------------------

     The Advisor voluntarily waived fees and reimbursed certain operating expenses of each Fund, for the year ended December 31, 2002, as follows:

                                                                              EXPENSES
                                                              FEES WAIVED    REIMBURSED
                                                              -------------------------
Munder Institutional S&P(R) MidCap Index Equity Fund........    $41,974       $47,052
Munder Institutional S&P(R) SmallCap Index Equity Fund......     85,430        38,357

     Comerica, Inc. ("Comerica"), through its wholly-owned subsidiary Comerica Bank, owns approximately 97% of the Advisor. Comerica Bank provides certain sub-transfer agency and related services to each Fund. As compensation for the sub-transfer agency and related services provided to each Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of each Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $4,496 and $8,016 for its sub-transfer agency and other related services provided to the Munder Institutional S&P(R) MidCap Index Equity Fund and Munder Institutional S&P(R) SmallCap Index Equity Fund, respectively, for the year ended December 31, 2002.

     Each Trustee of MFT and Framlington and each Director of MFI and St. Clair is paid an aggregate fee for services provided as a Board member of MFT, MFI, Framlington and St. Clair. The fee consists of a $68,000 annual retainer ($90,000 for the Chairman) for services in such capacity, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Directors/ Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Director/ Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MFI, MFT, Framlington, St. Clair and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica's affiliates receives any compensation from MFI, MFT, Framlington, St. Clair or @Vantage.

3. DISTRIBUTION AND SERVICE PLAN

     The Munder Funds have a Distribution and Service Plan (the "Plan") with respect to Class K Shares of each Fund. Under the Plan, each Fund is permitted to enter into agreements with institutions that provide shareholder services ("Service Organizations") to their customers. The maximum rate, as a percentage of average net assets, payable under the Plan is 0.25% on Class K shares.

     Comerica Securities, a wholly-owned subsidiary of Comerica, and Comerica Bank are among the Service Organizations who may receive fees from the Institutional Funds under the Plan. For the year ended December 31, 2002, the Munder Institutional S&P(R) MidCap Index Equity Fund and Munder Institutional S&P(R) SmallCap Index Equity Fund paid $0 and $0, respectively, to Comerica Securities and $93,362 and $181,426, respectively, to Comerica Bank for shareholder services provided to Class K shareholders.

4. SECURITIES TRANSACTIONS

     For the year ended December 31, 2002, cost of purchases and proceeds from sales of securities, other than short-term investments and U.S. Government securities, were as follows:

                                                               PURCHASES        SALES
                                                              --------------------------
Munder Institutional S&P(R) MidCap Index Equity Fund........  $44,785,463    $12,154,839
Munder Institutional S&P(R) SmallCap Index Equity Fund......    9,914,904     19,482,126

THE MUNDER INSTITUTIONAL FUNDS
      Notes to Financial Statements, December 31, 2002 (continued)
--------------------------------------------------------------------------------

     At December 31, 2002, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value for Federal income tax purposes was as follows:


                                                               AGGREGATE
                                                               COST FOR       TAX BASIS       TAX BASIS       TAX BASIS
                                                              FEDERAL TAX    UNREALIZED      UNREALIZED      NET UNREALIZED
                                                               PURPOSES      APPRECIATION    DEPRECIATION    DEPRECIATION
                                                              -------------------------------------------------------------
Munder Institutional S&P(R) MidCap Index Equity Fund........  $67,473,539    $ 2,333,415     $10,258,900      $(7,925,485)
Munder Institutional S&P(R) SmallCap Index Equity Fund......   80,581,205     13,841,987      18,232,283       (4,390,296)

     At December 31, 2002, the Funds had the following open financial futures contracts:



                                                                         NOTIONAL VALUE OF    MARKET VALUE OF    GROSS UNREALIZED
                                                            CONTRACTS      CONTRACTS           CONTRACTS         DEPRECIATION
                                                            ---------------------------------------------------------------------
MUNDER INSTITUTIONAL S&P(R) MIDCAP INDEX EQUITY FUND:
S&P(R) 400 Index, March 2003..............................     11           $2,385,822          $2,364,450           $21,372
MUNDER INSTITUTIONAL S&P(R) SMALLCAP INDEX EQUITY FUND:
Russell 2000 Index, March 2003............................      2              387,513             383,200             4,313

5. ORGANIZATIONAL COSTS

     Expenses incurred prior to June 30, 1998 in connection with the organization of the Munder Institutional S&P(R) MidCap Index Equity Fund, including the fees and expenses of registering and qualifying their shares for distribution under Federal securities regulations, are being amortized on a straight-line basis over a period of 5 years from commencement of operations.

6. REVOLVING LINE OF CREDIT

     Effective December 18, 2002, the Munder Funds renewed a revolving line of credit with State Street Bank and Trust Company in which each Fund included in these financial statements, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund for which a loan is extended. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 17, 2003 on the daily amount of the unused commitment. During the year ended December 31, 2002, only the Munder Institutional S&P(R) MidCap Index Equity Fund utilized the revolving line of credit and incurred $1,159 in interest charges. For the year ended December 31, 2002, total commitment fees incurred by the Munder Institutional S&P(R) MidCap Index Equity Fund and the Munder Institutional S&P(R) SmallCap Index Equity Fund were $642 and $1,479, respectively. As of December 31, 2002, the Institutional Funds did not have any borrowings outstanding under the revolving line of credit.

7. DISTRIBUTIONS TO SHAREHOLDERS

     The tax character of distributions paid to shareholders during the years ended December 31, 2002 and December 31, 2001 was as follows:



                                                                 YEAR ENDED                        YEAR ENDED
                                                             DECEMBER 31, 2002                 DECEMBER 31, 2001
                                                            --------------------    ----------------------------------------
                                                            ORDINARY                 ORDINARY      LONG-TERM
                                                             INCOME      TOTAL        INCOME      CAPITAL GAIN      TOTAL
                                                            ----------------------------------------------------------------
Munder Institutional S&P(R) MidCap Index Equity Fund......  $259,748    $259,748    $  109,448     $   91,545     $  200,993
Munder Institutional S&P(R) SmallCap Index Equity Fund....   345,631     345,631     1,738,566      1,892,176      3,630,742

THE MUNDER INSTITUTIONAL FUNDS
      Notes to Financial Statements, December 31, 2002 (continued)
--------------------------------------------------------------------------------

     At December 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                                              UNDISTRIBUTED     POST OCTOBER
                                                                ORDINARY        LOSS/CAPITAL      UNREALIZED
                                                                 INCOME        LOSS CARRYOVER    DEPRECIATION       TOTAL
                                                              --------------------------------------------------------------
Munder Institutional S&P(R) MidCap Index Equity Fund........     $71,169        $(1,330,909)     $(7,925,485)    $(9,185,225)
Munder Institutional S&P(R) SmallCap Index Equity Fund......      49,525         (5,250,211)      (4,390,296)     (9,590,982)

     The differences between book and tax distributable earnings are primarily due to wash sales, section 1256 mark-to-market adjustments and deferred Director fees.

8. INCOME TAX INFORMATION

     As determined at December 31, 2002 the following Funds had available for Federal income tax purposes, unused capital losses as follows:

                                                              EXPIRING 2009    EXPIRING 2010      TOTAL
                                                              --------------------------------------------
Munder Institutional S&P(R) MidCap Index Equity Fund........   $  285,090       $1,011,539      $1,296,629
Munder Institutional S&P(R) SmallCap Index Equity Fund......    2,558,383        2,052,498       4,610,881

     Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Funds have elected to defer net capital losses arising between November 1, 2002 and December 31, 2002 as follows:

                                                               POST-OCTOBER
                                                              CAPITAL LOSSES
                                                              --------------
Munder Institutional S&P(R) MidCap Index Equity Fund........     $ 34,280
Munder Institutional S&P(R) SmallCap Index Equity Fund......      639,330

9. SUBSEQUENT EVENTS.

     On February 11, 2003, the Board of Directors approved the following matters to be voted upon by shareholders of the Institutional Funds: (1) the election of eight Directors of St. Clair, seven of which are currently members of the Board of Directors, (2) a Plan of Reorganization and Redomiciliation providing for (a) the acquisition of all of the assets of each Fund by a corresponding series ("New Fund") of the Munder Series Trust, a newly formed Delaware statutory trust, in exchange for shares of the New Fund and the assumption of all liabilities of each Fund by the corresponding New Fund and (b) the subsequent liquidation of each Fund, and (3) the amendment or elimination of certain of each Fund's fundamental investment restrictions in order to modernize its investment restrictions and increase its investment flexibility.

THE MUNDER INSTITUTIONAL FUNDS
      Notes to Financial Statements, December 31, 2002 (continued)
--------------------------------------------------------------------------------

10. DIRECTORS AND OFFICERS (UNAUDITED)

     Information about the Directors and executive officers of the Munder Funds, including their business addresses, ages and principal occupations during the past five years, and other current directorships of publicly traded companies or funds, are set forth in the table below. A Director is deemed to be a "Non-Interested Director" to the extent the Director is not an "interested" person of the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

                                                                                                   NUMBER OF
                                                                                                  PORTFOLIOS
                                                TERM OF                                             IN FUND
                                               OFFICE AND                PRINCIPAL                  COMPLEX
                             POSITION(S)       LENGTH OF               OCCUPATION(S)               OVERSEEN      OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE       WITH ST. CLAIR    TIME SERVED           DURING PAST 5 YEARS           BY DIRECTOR     HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED DIRECTORS
Charles W. Elliott          Director and      Indefinite(1)   Consultant, self-employed (since        36         None
c/o The Munder Funds        Chairman          since 2/94      7/95). Director, MFI (since
480 Pierce Street                                             2/95); Trustee MFT (since
Suite 300                                                     11/89); Trustee, Framlington
Birmingham, MI 48009                                          (since 11/96); Trustee, @Vantage
Age 71.                                                       (since 8/00); and Trustee,
                                                              Munder Series Trust (2/03).
John Rakolta, Jr.           Director and      Indefinite(1)   Chairman and Chief Executive            36         None
c/o The Munder Funds        Vice Chairman     since 4/95      Officer, Walbridge Aldinger
480 Pierce Street                                             Company (construction company)
Suite 300                                                     (since 1991). Director, MFI
Birmingham, MI 48009                                          (since 2/93); Trustee, MFT
Age 55.                                                       (since 4/95); Trustee,
                                                              Framlington (since 11/96);
                                                              Trustee, @Vantage (since 8/00);
                                                              and Trustee, Munder Series Trust
                                                              (since 2/03).
David J. Brophy             Director          Indefinite(1)   Professor of Finance, University        36         DirectPlacement,
c/o The Munder Funds                          since 4/95      of Michigan-Business School                        Inc. (financial
480 Pierce Street                                             (since 8/66). Director, MFI                        technology company)
Suite 300                                                     (since 5/93); Trustee, MFT                         (since 2/02).
Birmingham, MI 48009                                          (since 4/95); Trustee,
Age 66.                                                       Framlington (since 11/96);
                                                              Trustee, @Vantage (since 8/00);
                                                              and Trustee, Munder Series Trust
                                                              (since 2/03).
Dr. Joseph E. Champagne     Director          Indefinite(1)   Vice President, Macomb College          36         None
c/o The Munder Funds                          since 2/94      (since 2001); Dean, Macomb
480 Pierce Street                                             College (since 9/97). Director,
Suite 300                                                     MFI (since 2/95); Trustee, MFT
Birmingham, MI 48009                                          (since 11/89); Trustee,
Age 64.                                                       Framlington (since 11/96);
                                                              Trustee, @Vantage (since 8/00);
                                                              and Trustee, Munder Series Trust
                                                              (since 2/03).

THE MUNDER INSTITUTIONAL FUNDS
      Notes to Financial Statements, December 31, 2002 (continued)
--------------------------------------------------------------------------------

                                                                                                   NUMBER OF
                                                                                                  PORTFOLIOS
                                                TERM OF                                             IN FUND
                                               OFFICE AND                PRINCIPAL                  COMPLEX
                             POSITION(S)       LENGTH OF               OCCUPATION(S)               OVERSEEN      OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE       WITH ST. CLAIR    TIME SERVED           DURING PAST 5 YEARS           BY DIRECTOR     HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Thomas D. Eckert            Director          Indefinite(1)   Director, President and Chief           36         None
c/o The Munder Funds                          since 4/95      Executive Officer, Capital
480 Pierce Street                                             Automotive REIT (real estate
Suite 300                                                     investment trust specializing in
Birmingham, MI 48009                                          retail automotive properties)
Age 55.                                                       (since 10/97); Director, MFI
                                                              (since 2/93); Trustee, MFT
                                                              (since 4/95); Trustee,
                                                              Framlington (since 11/96);
                                                              Trustee, @Vantage (since 8/00);
                                                              and Trustee, Munder Series Trust
                                                              (since 2/03).
Dr. Arthur T. Porter        Director          Indefinite(1)   President and Chief Executive           36         None
3990 John R.                                  Since 2/01      Officer of the Detroit Medical
Detroit, MI 48201                                             Center (since 3/99); Professor
Age 46.                                                       with Tenure and Chairman of
                                                              Radiation Oncology of Wayne
                                                              State University School of
                                                              Medicine (3/91 to 3/99).
                                                              Director, MFI (since 2/01);
                                                              Trustee, MFT (since 2/01);
                                                              Trustee, Framlington (since
                                                              2/01); Trustee, @Vantage (since
                                                              2/01); and Trustee, Munder
                                                              Series Trust (2/03).
INTERESTED DIRECTOR
Michael T. Monahan(2)       Director          Indefinite(1)   President of Monahan                    36         Director, CMS
3707 West Maple Rd.                           Since 8/00      Enterprises, LLC (consulting                       Energy Corporation
Suite 102                                                     company) (since 6/99); Chairman                    (since 12/02);
Bloomfield Hills, MI 48301                                    of Munder Capital Management                       Director, Guilford
Age 64.                                                       (investment advisor) (10/99 to                     Mills, Inc.
                                                              12/00); Chairman and Chief                         (supplier of
                                                              Executive Officer of Munder                        automotive textile
                                                              Capital Management (10/99 to                       products) (since
                                                              12/99); President of Comerica                      10/02).
                                                              Incorporated (bank holding
                                                              company) (6/92 to 6/99).
                                                              Director, MFI (since 8/00);
                                                              Trustee, MFT (since 8/00);
                                                              Trustee, Framlington (since
                                                              8/00); Trustee, @Vantage (since
                                                              8/00); and Trustee, Munder
                                                              Series Trust (since 2/03).

------------------------------------------------------------------------------------------------------------------------------------
1 The Director may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Director shall retire as
  Director at the end of the calendar year in which the Director attains the age of 72 years.
2 Mr. Monahan is an "interested" Director as defined in the 1940 Act. Mr. Monahan owns stock in Comerica, Inc, the indirect parent company of Munder Capital Management, the Funds' advisor

THE MUNDER INSTITUTIONAL FUNDS
      Notes to Financial Statements, December 31, 2002 (continued)
--------------------------------------------------------------------------------

                                                TERM OF
                                               OFFICE AND
                             POSITION(S)       LENGTH OF
NAME, ADDRESS AND AGE       WITH ST. CLAIR    TIME SERVED             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS
James C. Robinson           President and     through 2/04    Chairman and Chief Executive Officer of Munder Capital
480 Pierce Street           Principal         since 5/00      Management (investment advisor) (1/00 to present); Chief
Suite 300                   Executive                         Investment Officer/Fixed Income of Munder Capital Management
Birmingham, MI 48009        Officer                           (1/90 to 1/00) President of MFI (since 5/00), MFT (since
Age 41.                                                       5/00), Framlington (since 5/00), @Vantage (since 8/00) and
                                                              Munder Series Trust (since 2/03).
Stephen J. Shenkenberg      Vice President    through 2/04    General Counsel of Munder Capital Management (investment
480 Pierce Street           and Secretary     since 8/00      advisor) (7/00 to present); Deputy General Counsel of Strong
Suite 300                                                     Capital Management, Inc. (investment advisor) (12/92 to
Birmingham, MI 48009                                          7/00). Vice President and Secretary of MFI (since 8/00), MFT
Age 44.                                                       (since 8/00), Framlington (since 8/00), @Vantage (since
                                                              8/00) and Munder Series Trust (since 2/03).
Elyse G. Essick             Vice President    through 2/04    Chief Marketing Officer of Munder Capital Management
480 Pierce Street                             since 4/95      (investment advisor) (9/88 to present). Vice President of
Suite 300                                                     MFI (since 4/95), MFT (since 4/95), Framlington (since
Birmingham, MI 48009                                          11/96), @Vantage (since 2/01) and Munder Series Trust (since
Age 44.                                                       2/03).
Peter K. Hoglund            Vice President    through 2/04    Chief Administration Officer of Munder Capital Management
480 Pierce Street           and Principal     since 2/01      (investment advisor) (5/00 to present); Associate of
Suite 300                   Financial                         Heartland Industrial Partners (a private equity group)
Birmingham, MI 48009        Officer                           (10/99 to 5/00); Sr. Portfolio Manager of Munder Capital
Age 36.                                                       Management (1/98 to 10/99). Vice President of MFI (since
                                                              2/01), MFT (since 2/01), Framlington (since 2/01), @Vantage
                                                              (since 2/01) and Munder Series Trust (since 2/03).
Cherie Ugorowski            Treasurer and     through 2/04    Controller of Munder Capital Management (investment advisor)
480 Pierce Street           Principal         since 8/01      (6/01 to present); Corporate Accounting Manager,
Suite 300                   Accounting                        DaimlerChrysler Corporation (automotive manufacturer) (9/99
Birmingham, MI 48009        Officer                           to 6/01); Manager, Audit and Business Advisory Practice,
Age 34                                                        Arthur Andersen LLP (9/90 to 9/99). Treasurer of MFI (since
                                                              8/01), MFT (since 8/01), Framlington (since 8/01), @Vantage
                                                              (since 8/01) and Munder Series Trust (since 2/03).

     The SAI for St. Clair includes additional information about the Funds' officers and directors and is available, without charge, upon request, by calling (800) 438-5789.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Directors and Shareholders of St. Clair Funds, Inc.

We have audited the accompanying statements of assets and liabilities of the Munder Institutional S&P(R) MidCap Index Equity Fund and Munder Institutional S&P(R) SmallCap Index Equity Fund (two of the portfolios constituting St. Clair Funds, Inc.) (collectively, the "Funds"), including the portfolios of investments, as of December 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period November 4, 1999 to December 31, 1999. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Munder Institutional S&P(R) MidCap Index Equity Fund and Munder Institutional S&P(R) SmallCap Index Equity Fund of St. Clair Funds, Inc., at December 31, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period November 4, 1999 to December 31, 1999, in conformity accounting principles generally accepted in the United States.

                                        /S/ ERNST & YOUNG LLP

Boston, Massachusetts
February 13, 2003

                      [This Page Intentionally Left Blank]

                      [This Page Intentionally Left Blank]

BOARD OF DIRECTORS
                   Charles W. Elliott, Chairman
                   John Rakolta, Jr., Vice Chairman
                   David J. Brophy
                   Joseph E. Champagne
                   Thomas D. Eckert
                   Michael T. Monahan
                   Arthur T. Porter
OFFICERS
                   James C. Robinson, President
                   Peter K. Hoglund, Vice President
                   Elyse G. Essick, Vice President
                   Stephen J. Shenkenberg, Vice President and Secretary Mary Ann Shumaker, Assistant Secretary
                   Melanie Mayo West, Assistant Secretary
                   Cherie N. Ugorowski, Treasurer
                   David W. Rumph, Assistant Treasurer
                   Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR
                   World Asset Management, a division of Munder
                   Capital Management
                   255 East Brown Street
                   Birmingham, MI 48009
ADMINISTRATOR
                   Munder Capital Management
                   Munder Capital Center
                   480 Pierce Street
                   Birmingham, MI 48009
TRANSFER AGENT
                   PFPC, Inc.
                   4400 Computer Drive
                   Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN
                   State Street Bank & Trust Company
                   225 Franklin Street
                   Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR
                   Funds Distributor, Inc.
                   60 State Street
                   Boston, MA 02109
LEGAL COUNSEL
                   Dechert LLP
                   1775 I Street, N.W.
                   Washington, D.C. 20006
INDEPENDENT AUDITORS
                   Ernst & Young LLP
                   200 Clarendon Street
                   Boston, MA 02116

ANNINSTIK1202

                                                                   ANNUAL REPORT

                                                               DECEMBER 31, 2002

                                                  THE MUNDER INSTITUTIONAL FUNDS
                                                                  Class Y Shares

Munder Institutional S&P(R) MidCap Index Equity
Munder Institutional S&P(R) SmallCap Index Equity
Munder Institutional Government Money Market Fund
Munder Institutional Money Market Fund

                                                                          ------------------------------
                                                                              Save paper and receive
                                                                                  this document
                                                                             electronically. Sign up
                                                                            for electronic delivery at
                                                                               WWW.MUNDERFUNDS.COM/
                                                                                    EDELIVERY
                                                                          ------------------------------

[MUNDER FUNDS LOGO]

THE MUNDER FUNDS LETTER TO SHAREHOLDERS

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

     During the past year, we saw a continuation of the difficult environment for stock investors that has persisted since the spring of 2000. From December 31, 2001 through December 31, 2002, the S&P(R) 500 generated a return of -22.10%. The S&P(R) SmallCap 600 Index (-14.63%) and the S&P(R) MidCap 400 Index (-14.51%) also posted double-digit negative returns, but had stronger performance than the large-cap S&P(R) 500 Index.

     The double-digit negative returns for the stock market are not difficult to understand. The market was depressed, in large part, by a wicked brew of uncertainty and fear. There were concerns about the pace of economic growth, corporate accounting scandals, the prospect for war with Iraq and lingering concerns about terrorism. The uncertainty and fear were fueled by prior stock losses and an unusually volatile market. For example, during the third quarter, the S&P(R) 500 rose or fell by 1% or more on 69% of the trading days, and by 2% or more on 41% of the trading days. You have to go back to the 1930s to find a more volatile period. This volatility feeds the negative psychology, which simply creates more volatility. It becomes a vicious circle.

     During the fourth quarter, the stock market rallied across all size segments, with positive returns for the S&P(R) 500, S&P(R) MidCap 400 and S&P(R) SmallCap 600 indices in October and November offsetting negative returns in December. What is ironic about October and November is that, even with all of the uncertainties plaguing stock investors, the rally was most evident in the more speculative and lower quality segments of the market. Stocks in the S&P(R) 500 universe with an A+ ranking had the lowest returns (+2.96%) while stocks with a C ranking posted an average return of 28.50%. Investors appeared to be buying the most beaten down stocks, even where there was no change in fundamentals to support a higher price. In contrast, in the third quarter, stocks with quality rankings of A+ averaged a -12.38% return, significantly outperforming the -20.88% return for C-ranked stocks.

     On the following pages, you will find information and commentary on the relative and absolute performance of the Funds covered in this annual report. If you have any questions about your current investments or any of the Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our Web site at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

     Very Truly Yours,

     /s/ James C. Robinson

     James C. Robinson, President

     The Munder Funds

TABLE OF
      CONTENTS
--------------------------------------------------------------------------------

              MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

                           II              Munder Institutional S&P(R) MidCap Index Equity Fund
                           II              Munder Institutional S&P(R) SmallCap Index Equity Fund
                           III             Hypotheticals and Total Returns

              PORTFOLIO OF INVESTMENTS --

                           1               Munder Institutional S&P(R) MidCap Index Equity Fund
                           7               Munder Institutional S&P(R) SmallCap Index Equity Fund
                           15              Munder Institutional Government Money Market Fund
                           16              Munder Institutional Money Market Fund

              FINANCIAL STATEMENTS

                           18              Statements of Assets and Liabilities
                           19              Statements of Operations
                           20              Statements of Changes in Net Assets
                           22              Statements of Changes -- Capital Stock Activity
                           24              Financial Highlights
                           29              Notes to Financial Statements
                           38              Report of Ernst & Young LLP, Independent Auditors

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT FEDERALLY INSURED BY
THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. ALL MUTUAL FUND SHARES INVOLVE
CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

MANAGEMENT'S DISCUSSION OF
      FUND PERFORMANCE
--------------------------------------------------------------------------------

THE RETURNS FOR THE FUNDS CONTAINED IN THE FOLLOWING COMMENTARY DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR UPON REDEMPTION OF FUND SHARES. PLEASE NOTE THAT ANY INDEX AGAINST WHICH A FUND IS COMPARED IS NOT AN ACTUAL FUND AND NO EXPENSES ARE NETTED AGAINST ITS RETURNS. YOU CANNOT INVEST DIRECTLY IN AN INDEX. THE RETURNS FOR THE FUNDS ARE REPORTED AFTER THE DEDUCTION OF ALL EXPENSES.

MUNDER INSTITUTIONAL S&P(R) MIDCAP INDEX EQUITY FUND

FUND MANAGERS: The Munder Institutional S&P(R) MidCap Index Equity Fund Team

     The Munder Institutional S&P(R) MidCap Index Equity Fund posted a return of -14.86% for the year ending December 31, 2002. This compares to the -14.51% return for the S&P(R) MidCap 400 Index.

     The S&P(R) MidCap 400 Index generated positive returns for the first and last quarters of the year ending December 31. These positive quarters, however, were trounced by the negative returns earned in the second and third quarters of 2002. The Index therefore ended up in the negative column for the second straight year.

     Eight of the ten sectors of the S&P(R) MidCap 400 Index earned a negative return for the year. The only two sectors to earn a positive return were consumer staples (+6.2%) and energy (+6.8%). The weakest sectors included telecommunication services (-49.2%) and information technology (-39.0%). In all, six of the ten S&P(R) MidCap 400 sectors posted a double-digit negative return for the year.

     For the year, the Fund again met its goal of closely tracking the total return of the S&P(R) MidCap 400 Index. The weight of each of the 400 holdings in the Fund is monitored closely relative to its weight in the S&P(R) MidCap 400 universe. Cash flows are invested promptly to minimize their impact on returns. The difference between the returns for the Fund and the S&P(R) MidCap 400 Index is due primarily to the fact that expenses are deducted from the Fund before its return is calculated. Since the S&P(R) MidCap 400 Index is not an actual fund, there are no expenses charged against its return.

MUNDER INSTITUTIONAL S&P(R) SMALLCAP INDEX EQUITY FUND

FUND MANAGERS: The Munder Institutional S&P(R) SmallCap Index Equity Fund Team

     The Munder Institutional S&P(R) SmallCap Index Equity Fund posted a return of -14.80% for the year ending December 31, compared to the -14.63% return for the S&P(R) SmallCap 600 Index. Positive returns in the first and last quarters of the year could not overcome the negative returns posted in the second and third quarters.

     Of the ten sectors of the S&P(R) SmallCap 600 Index, only the financials sector (+2.85%) earned a positive return. Of the remaining nine sectors, six earned a double-digit negative return. The weakest sectors included telecommunication services (-46.9%) and information technology (-35.6%).

     For the year ending December 31, the Fund again met its goal of closely tracking the total return of the S&P(R) SmallCap 600 Index. The weight of each of the 600 holdings in the Fund is monitored closely relative to its weight in the S&P(R) SmallCap 600 universe. Cash flows are invested promptly to minimize their impact on returns. The difference between the returns for the Fund and the S&P(R) SmallCap 600 Index is due primarily to the fact that expenses are deducted from the Fund before its return is calculated. Since the S&P(R) SmallCap 600 Index is not an actual fund, there are no expenses charged against its return.

HYPOTHETICALS AND TOTAL RETURNS

--------------------------------------------------------------------------------

The following graphs represent the performance of the Munder Institutional S&P(R) MidCap Index Equity Fund and Munder Institutional S&P(R) SmallCap Index Equity Fund since inception of Class Y Shares. The table following each line graph sets forth performance information and the growth of a hypothetical $10,000 investment for Class Y Shares of the Fund shown in the line graphs. The information contained in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, upon redemption, may be worth more or less than original cost. Total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

MUNDER INSTITUTIONAL S&P(R) MIDCAP INDEX EQUITY FUND

                                    CLASS Y SHARE HYPOTHETICAL
                  --------------------------------------------------------------
                  A HYPOTHETICAL ILLUSTRATION OF A $10,000 INITIAL INVESTMENT [GRAPHIC IMAGE]

                                                                          CLASS Y                    S&P(R) MIDCAP 400 INDEX#
                                                                          -------                    ------------------------
2/13/98                                                                   10000.00                           10000.00
                                                                          10270.00                           10279.00
                                                                          10730.00                           10742.00
                                                                          10920.00                           10938.00
                                                                          10430.00                           10446.00
                                                                          10486.00                           10512.00
                                                                          10075.00                           10104.00
                                                                           8218.00                            8223.00
                                                                           8971.00                            8991.00
                                                                           9777.00                            9795.00
                                                                          10260.00                           10283.00
12/31/98                                                                  11503.00                           11525.00
                                                                          11067.00                           11077.00
                                                                          10496.00                           10497.00
                                                                          10779.00                           10791.00
                                                                          11644.00                           11641.00
                                                                          11718.00                           11691.00
                                                                          12319.00                           12318.00
                                                                          12068.00                           12056.00
                                                                          11670.00                           11643.00
                                                                          11293.00                           11283.00
                                                                          11860.00                           11858.00
                                                                          12480.00                           12481.00
12/31/99                                                                  13194.00                           13223.00
                                                                          12835.00                           12850.00
                                                                          13771.00                           13748.00
                                                                          14973.00                           14900.00
                                                                          14394.00                           14380.00
                                                                          14201.00                           14200.00
                                                                          14364.00                           14409.00
                                                                          14584.00                           14637.00
                                                                          16223.00                           16271.00
                                                                          16087.00                           16160.00
                                                                          15531.00                           15612.00
                                                                          14392.00                           14433.00
12/31/00                                                                  15536.00                           15537.00
                                                                          15854.00                           15884.00
                                                                          14993.00                           14976.00
                                                                          13874.00                           13862.00
                                                                          15395.00                           15391.00
                                                                          15729.00                           15750.00
                                                                          15670.00                           15687.00
                                                                          15428.00                           15453.00
                                                                          14930.00                           14948.00
                                                                          13073.00                           13088.00
                                                                          13626.00                           13666.00
                                                                          14650.00                           14683.00
12/31/01                                                                  15333.00                           15442.00
                                                                          15252.00                           15362.00
                                                                          15252.00                           15381.00
                                                                          16333.00                           16480.00
                                                                          16268.00                           16403.00
                                                                          15989.00                           16126.00
                                                                          14808.00                           14945.00
                                                                          13370.00                           13497.00
                                                                          13436.00                           13564.00
                                                                          12350.00                           12471.00
                                                                          12874.00                           13011.00
                                                                          13612.00                           13765.00
12/31/02                                                                  13055.00                           13199.00

                                           GROWTH OF A $10,000 INVESTMENT            AVERAGE ANNUAL TOTAL RETURNS
                                      ----------------------------------------       ----------------------------
                                      MUNDER INSTITUTIONAL
CLASS Y                                      S&P(R) MIDCAP   S&P(R) MIDCAP 400                 ONE          SINCE
INCEPTION DATE                           INDEX EQUITY FUND              INDEX#                YEAR      INCEPTION
-----------------------------------------------------------------------------------------------------------------
2/13/98                                      $13,055              $13,199              (14.86)%          5.61%

MUNDER INSTITUTIONAL S&P(R) SMALLCAP INDEX EQUITY FUND

                                    CLASS Y SHARE HYPOTHETICAL
                  --------------------------------------------------------------
                  A HYPOTHETICAL ILLUSTRATION OF A $10,000 INITIAL INVESTMENT [GRAPHIC IMAGE]

                                                                          CLASS Y                   S&P(R) SMALLCAP 600 INDEX#
                                                                          -------                   --------------------------
10/27/99                                                                  10000.00                           10000.00
                                                                          10000.00                           10265.00
                                                                          10220.00                           10694.00
12/31/99                                                                  11050.00                           11573.00
                                                                          10705.00                           11215.00
                                                                          12103.00                           12716.00
                                                                          11648.00                           12246.00
                                                                          11424.00                           12036.00
                                                                          11089.00                           11680.00
                                                                          11704.00                           12370.00
                                                                          11420.00                           12066.00
                                                                          12416.00                           13135.00
                                                                          12086.00                           12777.00
                                                                          12149.00                           12857.00
                                                                          10887.00                           11519.00
12/31/00                                                                  12219.00                           12938.00
                                                                          12744.00                           13493.00
                                                                          11964.00                           12667.00
                                                                          11412.00                           12086.00
                                                                          12285.00                           13007.00
                                                                          12520.00                           13255.00
                                                                          12992.00                           13740.00
                                                                          12745.00                           13511.00
                                                                          12453.00                           13203.00
                                                                          10777.00                           11418.00
                                                                          11352.00                           12026.00
                                                                          12185.00                           12907.00
12/31/01                                                                  13006.00                           13780.00
                                                                          13123.00                           13900.00
                                                                          12888.00                           13661.00
                                                                          13906.00                           14740.00
                                                                          14308.00                           15158.00
                                                                          13707.00                           14530.00
                                                                          13008.00                           13779.00
                                                                          11157.00                           11833.00
                                                                          11263.00                           11946.00
                                                                          10573.00                           11215.00
                                                                          10904.00                           11574.00
                                                                          11471.00                           12175.00
12/31/02                                                                  11081.00                           11765.00

                                            GROWTH OF A $10,000 INVESTMENT             AVERAGE ANNUAL TOTAL RETURNS
                                      ------------------------------------------       ----------------------------
                                      MUNDER INSTITUTIONAL
CLASS Y                                    S&P(R) SMALLCAP   S&P(R) SMALLCAP 600                 ONE          SINCE
INCEPTION DATE                           INDEX EQUITY FUND                INDEX#                YEAR      INCEPTION
-------------------------------------------------------------------------------------------------------------------
10/27/99*                                    $11,081               $11,765               (14.80)%          3.28%

------------

 * The Munder Institutional S&P(R) SmallCap Index Equity Fund commenced initial operations on August 7, 1997, ceased operations on May 18, 1998 and resumed operations on October 27, 1999. Information is provided for the period beginning on October 27, 1999.

 # The S&P(R) MidCap 400 Index is a capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market. The S&P(R) SmallCap 600 Index is a capitalization-weighted index that measures the performance of the small-cap sector of the U.S. stock market.

                      [This Page Intentionally Left Blank]

MUNDER INSTITUTIONAL S&P(R) MIDCAP INDEX EQUITY FUND
      Portfolio of Investments, December 31, 2002
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
COMMON STOCKS -- 95.5%
   AEROSPACE & DEFENSE -- 0.8%
     7,200    L-3 Communications Holding,
                Inc.+                             $   323,352
     4,000    Precision Castparts Corporation          97,000
       700    Sequa Corporation+                       27,377
                                                  -----------
                                                      447,729
                                                  -----------
   AIRLINES -- 0.1%
     2,000    Alaska Air Group, Inc.+                  43,300
                                                  -----------
   AIR FREIGHT & LOGISTICS -- 1.4%
     3,700    Airborne, Inc.                           54,871
     6,400    C.H. Robinson Worldwide, Inc.           199,680
     3,600    CNF Transportation, Inc.                119,664
     3,600    EGL, Inc.+                               51,300
     7,900    Expeditors International of
                Washington, Inc.                      257,935
     2,900    Hunt (J.B.) Transport Services,
                Inc.+                                  84,970
                                                  -----------
                                                      768,420
                                                  -----------
   AUTO COMPONENTS -- 1.4%
     5,125    ArvinMeritor, Inc.                       85,434
     1,400    Bandag, Inc.                             54,152
     2,000    Borg Warner, Inc.                       100,840
     3,600    Federal Signal Corporation               69,912
     5,800    Gentex Corporation+                     183,512
     5,000    Lear Corporation+                       166,400
     2,600    Modine Manufacturing Company             45,968
     2,100    Superior Industries
                International, Inc.                    86,856
                                                  -----------
                                                      793,074
                                                  -----------
   BANKS -- 9.4%
     5,659    Associated Banc Corporation             192,066
     6,500    Astoria Financial Corporation           176,475
     4,950    Bank Hawaii Corporation                 150,431
    11,250    Banknorth Group, Inc.                   254,250
     3,800    City National Corporation               167,162
     5,100    Commerce Bancorp, Inc.                  220,269
     9,700    Compass Bancshares, Inc.                303,319
     5,400    First Virginia Banks, Inc.              201,042
     6,400    FirstMerit Corporation                  138,624
     3,900    Greater Bay Bancorp                      67,431
     7,400    GreenPoint Financial Corporation        334,332
    12,000    Hibernia Corporation                    231,120
     4,200    Independence Community Bank
                Corporation                           106,596
     4,100    IndyMac Bancorp, Inc.+                   75,809
     7,000    M&T Bank Corporation                    555,450
     5,100    Mercantile Bankshares
                Corporation                           196,809
    15,580    National Commerce Financial
                Corporation                           371,583
     8,100    New York Community Bancorp, Inc.        233,928
     3,700    Provident Financial Group, Inc.          96,311
     6,300    Roslyn Bancorp, Inc.                    113,589
     3,100    Silicon Valley Bancshares+               56,575
    19,800    Sovereign Bancorp, Inc.                 278,190
     5,600    TCF Financial Corporation               244,664

SHARES                                                  VALUE
-------------------------------------------------------------
   BANKS (CONTINUED)
     9,400    The Colonial BancGroup, Inc.        $   112,142
     3,500    Webster Financial Corporation           121,800
     2,500    Westamerica Bancorp                     100,450
     5,000    Wilmington Trust Corporation            158,400
                                                  -----------
                                                    5,258,817
                                                  -----------
   BEVERAGES -- 0.6%
     6,800    Constellation Brands, Inc.,
                Class A+                              161,228
    11,450    PepsiAmericas, Inc.                     153,773
                                                  -----------
                                                      315,001
                                                  -----------
   BIOTECHNOLOGY -- 2.5%
     3,300    Charles River Laboratories
                International, Inc.+                  126,984
    14,900    Gilead Sciences, Inc.+                  506,600
    11,600    IDEC Pharmaceuticals
                Corporation+                          384,772
     5,200    Incyte Genomics, Inc.+                   23,712
    21,852    Millennium Pharmaceuticals,
                Inc.+                                 173,505
     6,800    Protein Design Labs, Inc.+               57,800
     5,800    Vertex Pharmaceuticals, Inc.+            91,930
                                                  -----------
                                                    1,365,303
                                                  -----------
   BUILDING PRODUCTS -- 0.1%
     2,900    York International Corporation           74,153
                                                  -----------
   CHEMICALS -- 2.7%
     5,400    Airgas, Inc.+                            93,150
     3,200    Albemarle Corporation                    91,040
     4,700    Cabot Corporation                       124,738
     8,654    Crompton Corporation                     51,491
     3,000    Cytec Industries, Inc.+                  81,840
     3,100    Ferro Corporation                        75,733
     2,600    FMC Corporation                          71,032
     2,200    Fuller (H.B.) Company                    56,936
     8,700    IMC Global, Inc.                         92,829
     3,900    Lubrizol Corporation                    118,950
    12,100    Lyondell Petrochemical Company          152,944
     1,400    Minerals Technologies, Inc.              60,410
     4,350    Olin Corporation                         67,643
     8,700    R.P.M., Inc.                            132,936
     2,200    Schulman (A.), Inc.                      40,942
     7,900    Solutia, Inc.                            28,677
     3,800    Valspar Corporation                     167,884
                                                  -----------
                                                    1,509,175
                                                  -----------
   COMMERCIAL SERVICES & SUPPLIES -- 5.5%
     1,900    Banta Corporation                        59,413
     3,500    Career Education Corporation+           140,000
    11,300    Ceridian Corporation+                   162,946
     5,000    Certegy, Inc.+                          122,750
     6,000    CheckFree Corporation+                   96,006
     6,400    ChoicePoint, Inc.+                      252,736
     3,900    CSG Systems International, Inc.+         53,235
     5,300    DeVry, Inc.+                             88,033
     9,100    DST Systems, Inc.+                      323,505
     5,600    Dun & Bradstreet Corporation+           193,144
     2,700    Education Management
                Corporation+                          101,520

                       See Notes to Financial Statements.

MUNDER INSTITUTIONAL S&P(R) MIDCAP INDEX EQUITY FUND
      Portfolio of Investments, December 31, 2002 (continued)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   COMMERCIAL SERVICES & SUPPLIES (CONTINUED)
     4,500    Hon Industries, Inc.                $   127,260
     2,700    Kelly Services, Inc.                     66,717
     2,800    Korn/Ferry International+                20,944
     5,800    Manpower, Inc.                          185,020
     5,700    Miller Herman, Inc.                     104,880
     3,996    Pittston Brinks Group                    73,846
    12,400    Republic Services, Inc.+                260,152
     2,300    Rollins, Inc.                            58,535
     4,700    Sothebys Holdings, Inc.+                 42,300
     3,100    Sylvan Learning Systems, Inc.+           50,840
     9,100    The BISYS Group, Inc.+                  144,690
     3,900    Valassis Communications, Inc.+          114,777
     6,700    Viad Corporation                        149,745
     3,200    Wallace Computer Services, Inc.          68,832
                                                  -----------
                                                    3,061,826
                                                  -----------
   COMMUNICATIONS EQUIPMENT -- 1.4%
    27,900    3Com Corporation+                       129,177
     2,800    ADTRAN, Inc.+                            92,120
     6,400    Advanced Fibre Communications,
                Inc.+                                 106,752
     3,427    Avocent Corporation+                     76,148
     4,500    CommScope, Inc.+                         35,550
     5,000    Harris Corporation                      131,500
     8,600    McDATA Corporation, Class A+             61,060
     3,400    Plantronics, Inc.+                       51,442
     7,500    Polycom, Inc.+                           71,400
     5,000    Powerwave Technologies, Inc.+            27,000
                                                  -----------
                                                      782,149
                                                  -----------
   COMPUTERS & PERIPHERALS -- 0.8%
     2,700    Imation Corporation+                     94,716
     2,900    InFocus Corporation+                     17,864
    12,000    Quantum Corporation+                     32,040
     5,200    SanDisk Corporation+                    105,560
     8,100    Storage Technology Corporation+         173,502
                                                  -----------
                                                      423,682
                                                  -----------
   CONSTRUCTION MATERIALS -- 0.2%
     3,600    Martin Marietta Materials, Inc.         110,376
                                                  -----------
   CONSTRUCTION & ENGINEERING -- 0.5%
     3,650    Dycom Industries, Inc.+                  48,363
     3,050    Granite Construction, Inc.               47,275
     4,000    Jacobs Engineering Group, Inc.+         142,400
     5,300    Quanta Services, Inc.+                   18,550
                                                  -----------
                                                      256,588
                                                  -----------
   CONTAINERS & PACKAGING -- 0.6%
     3,900    Longview Fibre Company                   28,197
     7,900    Packaging Corporation of
                America+                              144,096
     7,300    Sonoco Products Company                 167,389
                                                  -----------
                                                      339,682
                                                  -----------
   DIVERSIFIED FINANCIALS -- 3.3%
    11,600    AmeriCredit Corporation+                 89,784
    27,450    E*TRADE Group, Inc.+                    133,407
     5,300    Eaton Vance Corporation                 149,725

SHARES                                                  VALUE
-------------------------------------------------------------
   DIVERSIFIED FINANCIALS (CONTINUED)
     6,000    Edwards (A.G.), Inc.                $   197,760
     3,600    Investment Technology Group,
                Inc.+                                  80,496
     4,900    Investors Financial Services
                Corporation                           134,211
     4,500    LaBranche & Company, Inc.+              119,880
     4,900    Legg Mason, Inc.                        237,846
     4,200    Leucadia National Corporation           156,702
     4,400    Metris Companies, Inc.                   10,868
     5,300    Neuberger Berman, Inc.                  177,497
     7,900    SEI Investments Company                 214,722
     6,100    Waddell & Reed Financial, Inc.,
                Class A                               119,987
                                                  -----------
                                                    1,822,885
                                                  -----------
   DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.1%
    16,600    Broadwing, Inc.+                         58,432
                                                  -----------
   ELECTRIC UTILITIES -- 3.8%
     6,500    ALLETE, Inc.                            147,420
     7,000    Alliant Energy Corporation              115,850
     2,000    Black Hills Corporation                  53,040
     3,600    Cleco Corporation                        50,400
     9,600    DPL, Inc.                               147,264
     5,600    DQE, Inc.                                85,344
     5,200    Great Plains Energy, Inc.               118,976
     2,800    Hawaiian Electric Industries,
                Inc.                                  123,144
     2,900    Idacorp, Inc.                            72,007
    10,300    Northeast Utilities                     156,251
     3,900    NSTAR                                   173,121
     6,000    OGE Energy Corporation                  105,600
    12,371    Pepco Holdings, Inc.                    239,874
     3,000    PNM Resources, Inc.                      71,460
     7,000    Puget Energy, Inc.                      154,350
     8,800    Wisconsin Energy Corporation            221,760
     2,400    WPS Resources Corporation                93,168
                                                  -----------
                                                    2,129,029
                                                  -----------
   ELECTRICAL EQUIPMENT -- 0.8%
     2,500    AMETEK, Inc.                             96,225
     6,900    Energizer Holdings, Inc.+               192,510
     4,500    Hubbell, Inc.                           158,130
                                                  -----------
                                                      446,865
                                                  -----------
   ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.6%
     7,600    Arrow Electronics, Inc.+                 97,204
     9,074    Avnet, Inc.                              98,271
     5,500    Diebold, Inc.                           226,710
     6,500    KEMET Corporation+                       56,810
     2,800    Newport Corporation+                     35,168
     3,100    Plexus Corporation+                      27,218
     4,300    Tech Data Corporation+                  115,928
     2,500    Varian, Inc.+                            71,725
    12,127    Vishay Intertechnology, Inc.+           135,580
                                                  -----------
                                                      864,614
                                                  -----------
   ENERGY EQUIPMENT & SERVICES -- 4.1%
     4,100    Cooper Cameron Corporation+             204,262
    11,300    ENSCO International, Inc.               332,785

                       See Notes to Financial Statements.

MUNDER INSTITUTIONAL S&P(R) MIDCAP INDEX EQUITY FUND
      Portfolio of Investments, December 31, 2002 (continued)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
   ENERGY EQUIPMENT & SERVICES (CONTINUED)
     4,991    FMC Technologies, Inc.+             $   101,966
     9,125    Grant Pride, Inc.+                      106,215
     5,000    Hanover Compressor Company+              45,900
     3,800    Helmerich & Payne, Inc.                 106,058
     6,100    National-Oilwell, Inc.+                 133,224
     6,000    Patterson-UTI Energy, Inc.+             181,020
    10,200    Pride International, Inc.+              151,980
     7,700    Smith International, Inc.+              251,174
     4,600    Tidewater, Inc.                         143,060
     7,340    Varco International, Inc.+              127,716
     9,875    Weatherford International, Ltd.+        394,309
                                                  -----------
                                                    2,279,669
                                                  -----------
   FOOD & DRUG RETAILING -- 0.6%
     2,900    Long's Drug Stores Company               60,146
     3,400    Ruddick Corporation                      46,546
     4,400    Whole Foods Market, Inc.+               232,012
                                                  -----------
                                                      338,704
                                                  -----------
   FOOD PRODUCTS -- 3.7%
     6,928    Dean Foods Company+                     257,029
     4,300    Dole Food, Inc.                         140,094
     2,500    Dreyers Grand Ice Cream, Inc.           177,400
    10,500    Hormel Foods Corporation                244,965
     3,250    Interstate Bakeries Corporation          49,563
     2,800    Lancaster Colony Corporation            109,424
    10,600    McCormick & Company, Inc.               245,920
     3,600    Sensient Technologies
                Corporation                            80,892
     8,300    Smithfield Foods, Inc.+                 164,672
     3,640    The J.M. Smucker Company                144,908
     3,777    Tootsie Roll Industries, Inc.           115,878
    26,750    Tyson Foods, Inc.                       300,135
                                                  -----------
                                                    2,030,880
                                                  -----------
   GAS UTILITIES -- 0.3%
     4,300    AGL Resources, Inc.                     104,490
     3,700    WGL Holdings, Inc.                       88,504
                                                  -----------
                                                      192,994
                                                  -----------
   HEALTH CARE EQUIPMENT & SUPPLIES -- 2.5%
     8,100    Apogent Technologies, Inc.+             168,480
     4,700    Beckman Coulter, Inc.                   138,744
     8,900    Cytyc Corporation+                       90,780
     5,900    Dentsply International, Inc.            219,480
     4,600    Edwards Lifesciences
                Corporation+                          117,162
     4,700    Hillenbrand Industries, Inc.            227,057
     5,300    STERIS Corporation+                     128,525
     5,200    Varian Medical Systems, Inc.+           257,920
     3,900    VISX, Inc.+                              37,362
                                                  -----------
                                                    1,385,510
                                                  -----------
   HEALTH CARE PROVIDERS & SERVICES -- 4.8%
     6,700    AdvancePCS+                             148,807
     4,200    Apria Healthcare Group, Inc.+            93,408
     4,500    Covance, Inc.+                          110,655
     5,900    Express Scripts, Inc., Class A+         283,436
     7,700    First Health Group Corporation+         187,495
     9,400    Health Net, Inc.+                       248,160

SHARES                                                  VALUE
-------------------------------------------------------------
   HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
     3,200    Henry Schein, Inc.+                 $   144,000
     2,900    LifePoint Hospitals, Inc.+               86,800
     8,000    Lincare Holdings, Inc.+                 252,960
     7,200    Omnicare, Inc.                          171,576
     6,600    Oxford Health Plans, Inc.+              240,570
     2,600    PacifiCare Health Systems, Inc.+         73,060
     5,200    Patterson Dental Company+               227,448
     5,669    Triad Hospitals, Inc.+                  169,106
     4,600    Universal Health Services, Inc.,
                Class B+                              207,460
                                                  -----------
                                                    2,644,941
                                                  -----------
   HOTELS, RESTAURANTS & LEISURE -- 3.0%
     2,600    Bob Evans Farms, Inc.                    60,710
     7,350    Brinker International, Inc.+            237,038
     3,800    CBRL Group, Inc.                        114,494
     3,700    Cheesecake Factory, Inc.+               133,755
     7,100    Extended Stay America, Inc.+            104,725
     4,200    Gtech Holdings Corporation+             117,012
     3,900    International Speedway
                Corporation, Class A                  145,431
     4,200    Krispy Kreme Doughnuts, Inc.+           141,834
     5,200    Mandalay Resort Group+                  159,172
     5,750    Outback Steakhouse, Inc.                198,030
     1,340    Papa John's International, Inc.+         37,359
    22,800    Park Place Entertainment
                Corporation+                          191,520
     7,000    Six Flags, Inc.+                         39,970
                                                  -----------
                                                    1,681,050
                                                  -----------
   HOUSEHOLD DURABLES -- 1.9%
     3,400    Blyth, Inc.                              90,984
    10,299    Clayton Homes, Inc.                     125,442
    11,150    D.R. Horton, Inc.                       193,452
     4,250    Furniture Brands International,
                Inc.+                                 101,363
     4,900    Lennar Corporation                      252,840
     5,050    Mohawk Industries, Inc.+                287,597
                                                  -----------
                                                    1,051,678
                                                  -----------
   HOUSEHOLD PRODUCTS -- 0.4%
     2,900    Church & Dwight, Inc.                    88,247
     7,200    Dial Corporation                        146,664
                                                  -----------
                                                      234,911
                                                  -----------
   INDUSTRIAL CONGLOMERATES -- 0.4%
     2,300    Carlisle Companies, Inc.                 95,174
     2,900    Teleflex, Inc.                          124,381
                                                  -----------
                                                      219,555
                                                  -----------
   INSURANCE -- 4.5%
     3,900    Allmerica Financial Corporation          39,390
     5,200    American Financial Group, Inc.          119,964
     3,000    AmerUs Group Company                     84,810
     6,700    Arthur J. Gallagher & Company           196,846
     5,200    Brown & Brown, Inc.                     168,064
     3,900    Everest Re Group, Ltd.                  215,670
     7,240    Fidelity National Financial,
                Inc.                                  237,689

                       See Notes to Financial Statements.

MUNDER INSTITUTIONAL S&P(R) MIDCAP INDEX EQUITY FUND
      Portfolio of Investments, December 31, 2002 (continued)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   INSURANCE (CONTINUED)
     4,700    HCC Insurance Holdings, Inc.        $   115,620
     3,000    Horace Mann Educators
                Corporation                            45,990
     4,600    Ohio Casualty Corporation+               59,570
     9,150    Old Republic International
                Corporation                           256,200
     6,800    PMI Group, Inc.                         204,272
     5,200    Protective Life Corporation             143,104
     7,100    Radian Group, Inc.                      263,765
     2,200    StanCorp Financial Group, Inc.          107,470
     3,600    The MONY Group, Inc.                     86,184
     5,100    Unitrin, Inc.                           149,022
                                                  -----------
                                                    2,493,630
                                                  -----------
   INTERNET SOFTWARE & SERVICES -- 0.4%
     3,800    Internet Security Systems, Inc.+         69,654
     4,400    Overture Services, Inc.+                120,164
     4,000    Retek, Inc.+                             10,880
                                                  -----------
                                                      200,698
                                                  -----------
   IT CONSULTING & SERVICES -- 1.5%
     6,800    Acxiom Corporation+                     104,584
    10,050    Affiliated Computer Services,
                Inc., Class A+                        529,133
     6,300    Gartner Group, Inc., Class B+            59,535
     5,500    Keane, Inc.+                             49,445
     7,800    MPS Group, Inc.+                         43,212
     3,100    Sykes Enterprises, Inc.+                 10,168
     5,871    Titan Corporation                        61,058
                                                  -----------
                                                      857,135
                                                  -----------
   LEISURE EQUIPMENT & PRODUCTS -- 0.1%
     5,800    Callaway Golf Company                    76,850
                                                  -----------
   MACHINERY -- 2.0%
     5,700    Agco Corporation+                       125,970
     2,414    Albany International Corporation         49,873
     3,300    Donaldson Company, Inc.                 118,800
     4,050    Flowserve Corporation+                   59,900
     3,100    Harsco Corporation                       98,859
     2,300    Kaydon Corporation                       48,783
     2,550    Kennametal, Inc.                         87,924
     2,500    Nordson Corporation                      62,075
     3,600    Pentair, Inc.                           124,380
     5,960    SPX Corporation+                        223,202
     1,400    Tecumseh Products Company, Class
                A                                      61,782
     3,500    Trinity Industries, Inc.                 66,360
                                                  -----------
                                                    1,127,908
                                                  -----------
   MARINE -- 0.1%
     3,000    Alexander & Baldwin, Inc.                77,370
                                                  -----------
   MEDIA -- 3.8%
     8,500    Belo (A.H.) Corporation                 181,220
     4,000    Catalina Marketing Corporation+          74,000
     4,050    Emmis Communications
                Corporation, Class A+                  84,361

SHARES                                                  VALUE
-------------------------------------------------------------
   MEDIA (CONTINUED)
     3,800    Entercom Communications
                Corporation+                      $   178,296
     6,900    Harte Hanks, Inc.                       128,823
     8,300    Hispanic Broadcasting
                Corporation+                          170,565
     3,400    Lee Enterprises, Inc.                   113,968
     3,700    Macrovision Corporation+                 59,348
     1,700    Media General, Inc.                     101,915
     7,300    Readers Digest Association,
                Inc., Class A (non-voting)            110,230
     2,860    Scholastic Corporation+                 102,817
       717    Washington Post Company                 529,146
     8,100    Westwood One, Inc.+                     302,616
                                                  -----------
                                                    2,137,305
                                                  -----------
   METALS & MINING -- 0.6%
     8,200    AK Steel Holding Corporation+            65,600
     4,000    Arch Coal, Inc.                          86,360
     1,700    Carpenter Technology Corporation         21,165
     4,275    GrafTech International Ltd.+             25,479
     4,000    Peabody Energy Corporation              116,920
                                                  -----------
                                                      315,524
                                                  -----------
   MULTILINE RETAIL -- 1.2%
     5,333    99 Cents Only Stores+                   143,244
     5,200    BJs Wholesale Club, Inc.+                95,160
     8,699    Dollar Tree Stores, Inc.+               213,735
     3,500    Neiman Marcus Group, Inc., Class
                A+                                    106,365
    10,892    Saks, Inc.+                             127,872
                                                  -----------
                                                      686,376
                                                  -----------
   MULTI-UTILITIES & UNREGULATED POWER -- 2.6%
    13,800    Aquila, Inc.                             24,426
    10,950    Energy East Corporation                 241,885
     4,700    Equitable Resources, Inc.               164,688
     5,400    MDU Resources Group, Inc.               139,374
     6,100    National Fuel Gas Company               126,453
     4,600    ONEOK, Inc.                              88,320
     6,200    Questar Corporation                     172,484
     8,450    SCANA Corporation                       261,612
     7,736    Sierra Pacific Resources                 50,284
     5,166    Vectren Corporation                     118,818
     5,400    Westar Energy, Inc.                      53,460
                                                  -----------
                                                    1,441,804
                                                  -----------
   OIL & GAS -- 3.1%
     3,600    Forest Oil Corporation+                  99,540
     7,000    Murphy Oil Corporation                  299,950
     4,200    Noble Energy, Inc.                      157,710
    13,388    Ocean Energy, Inc.                      267,358
     2,600    Overseas Shipholding Group, Inc.         46,540
     8,850    Pioneer Natural Resources
                Company+                              223,463
     8,116    Valero Energy Corporation               299,805
     2,500    Western Gas Resources, Inc.              92,125
     9,600    XTO Energy, Inc.                        237,120
                                                  -----------
                                                    1,723,611
                                                  -----------

                       See Notes to Financial Statements.

MUNDER INSTITUTIONAL S&P(R) MIDCAP INDEX EQUITY FUND
      Portfolio of Investments, December 31, 2002 (continued)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
   PAPER & FOREST PRODUCTS -- 0.7%
     4,200    Bowater, Inc.                       $   176,190
     3,200    Glatfelter (P.H.) Company                42,112
     2,200    Potlatch Corporation                     52,536
     2,100    Rayonier, Inc.                           95,025
     3,800    Wausau Mosinee Paper Corporation         42,636
                                                  -----------
                                                      408,499
                                                  -----------
   PHARMACEUTICALS -- 1.9%
     3,200    Barr Laboratories, Inc.+                208,288
     6,400    ICN Pharmaceuticals, Inc.                69,824
    14,800    Ivax Corporation+                       179,524
     9,300    Mylan Labs, Inc.                        324,570
     5,300    Perrigo Company+                         64,395
     6,350    Sepracor, Inc.+                          61,404
     8,900    SICOR, Inc.+                            141,065
                                                  -----------
                                                    1,049,070
                                                  -----------
   REAL ESTATE -- 0.9%
     4,600    Hospitality Properties Trust            161,920
     5,800    Liberty Property Trust                  185,252
     7,400    New Plan Excel Realty Trust             141,266
                                                  -----------
                                                      488,438
                                                  -----------
   ROAD & RAIL -- 0.4%
     3,600    GATX Corporation                         82,152
     6,250    Swift Transportation Co., Inc.+         125,113
                                                  -----------
                                                      207,265
                                                  -----------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 2.9%
    35,300    Atmel Corporation+                       78,719
     1,780    Cabot Microelectronics
                Corporation+                           84,016
     6,300    Cirrus Logic, Inc.+                      18,144
     4,650    Credence Systems Corporation+            43,384
     5,500    Cree, Inc.+                              89,925
     9,400    Cypress Semiconductor
                Corporation+                           53,768
     8,860    Fairchild Semiconductor
                Corporation, Class A+                  94,891
     2,500    FEI Company+                             38,225
     7,800    Integrated Device Technology,
                Inc.+                                  65,286
     4,800    International Rectifier
                Corporation+                           88,608
    10,400    Intersil Corporation+                   144,976
     9,500    Lam Research Corporation+               102,600
     8,500    Lattice Semiconductor
                Corporation+                           74,545
     3,600    LTX Corporation+                         21,708
     6,925    Micrel, Inc.+                            62,186
    15,386    Microchip Technology, Inc.              376,188
    12,800    RF Micro Devices, Inc.+                  93,824
     5,600    Semtech Corporation+                     61,152
    10,075    TriQuint Semiconductor, Inc.+            42,718
                                                  -----------
                                                    1,634,863
                                                  -----------
   SOFTWARE -- 3.5%
     5,050    Activision, Inc.+                        73,680
     2,500    Advent Software, Inc.+                   34,075
    18,300    Ascential Software Corporation+          43,920
    20,400    Cadence Design Systems, Inc.+           240,516

SHARES                                                  VALUE
-------------------------------------------------------------
   SOFTWARE (CONTINUED)
     6,600    Jack Henry & Associates, Inc.       $    79,464
     8,800    Legato Systems, Inc.+                    44,264
     4,600    Macromedia, Inc.+                        48,990
     5,100    Mentor Graphics Corporation+             40,086
     3,800    National Instruments
                Corporation+                          123,462
    11,850    Networks Associates, Inc.+              190,666
     5,300    Reynolds & Reynolds Company             134,991
     4,300    RSA Security, Inc.+                      25,757
     7,100    Sybase, Inc.+                            95,140
    11,000    Symantec Corporation+                   445,610
     5,600    Synopsys, Inc.+                         258,440
     2,700    Transaction Systems Architects,
                Inc., Class A+                         17,550
     6,050    Wind River Systems, Inc.+                24,805
                                                  -----------
                                                    1,921,416
                                                  -----------
   SPECIALTY RETAIL -- 3.8%
     7,400    Abercrombie & Fitch Company+            151,404
     5,300    American Eagle Outfitters, Inc.+         73,034
     5,100    Barnes & Noble, Inc.+                    92,157
     6,000    Borders Group, Inc.+                     96,600
     7,800    CarMax, Inc.+                           139,464
     6,400    CDW Computer Centers, Inc.+             280,640
     3,700    Claire's Stores, Inc.                    81,659
     7,000    Copart, Inc.+                            82,880
     5,100    Michaels Stores, Inc.+                  159,630
     1,700    Payless Shoesource, Inc.+                87,499
    10,500    PETsMART, Inc.+                         179,865
     7,000    Pier 1 Imports, Inc.                    132,510
     5,900    Ross Stores, Inc.                       250,101
     5,800    United Rentals, Inc.+                    62,408
     8,800    Williams-Sonoma, Inc.+                  238,920
                                                  -----------
                                                    2,108,771
                                                  -----------
   TEXTILES, APPAREL & LUXURY GOODS -- 0.6%
     6,700    Coach, Inc.+                            220,564
     2,800    The Timberland Company, Class A+         99,708
     4,100    Unifi, Inc.+                             21,525
                                                  -----------
                                                      341,797
                                                  -----------
   TOBACCO -- 0.1%
     2,000    Universal Corporation                    73,920
                                                  -----------
   TRADING COMPANIES & DISTRIBUTORS -- 0.4%
     5,800    Fastenal Company                        216,862
                                                  -----------
   WATER UTILITIES -- 0.6%
     7,600    American Water Works, Inc.              345,648
                                                  -----------
   WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
     4,000    Price Communications
                Corporation+                           55,320
     4,500    Telephone & Data Systems, Inc.          211,590
                                                  -----------
                                                      266,910
                                                  -----------
TOTAL COMMON STOCKS
   (Cost $60,003,680)                              53,132,662
                                                  -----------

                       See Notes to Financial Statements.

MUNDER INSTITUTIONAL S&P(R) MIDCAP INDEX EQUITY FUND
      Portfolio of Investments, December 31, 2002 (continued)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                  VALUE
-------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.0%
   (Cost $2,242,000)
$2,242,000    Agreement with State Street Bank
                and Trust Company,
                1.000% dated 12/31/2002, to be
                repurchased at $2,242,125 on
                01/02/2003, collateralized by
                $1,900,000 U.S. Treasury Bond,
                6.250% maturing 08/15/2023
                (value $2,289,500)                  2,242,000
                                                  -----------

PRINCIPAL
AMOUNT                                                  VALUE
-------------------------------------------------------------
OTHER INVESTMENTS**
   (Cost $3,924,030)                     7.0%     $ 3,924,030
                                       -----      -----------
U.S. TREASURY BILL -- 0.5%
   (Cost $249,362)
   $250,000 1.560%++, due
      2/27/2003*                                      249,362
                                                  -----------
TOTAL INVESTMENTS
   (Cost $66,419,072)                  107.0%      59,548,054
OTHER ASSETS AND LIABILITIES (NET)      (7.0)      (3,893,588)
                                       -----      -----------
NET ASSETS                             100.0%     $55,654,466
                                       =====      ===========

------------

 * Security pledged as collateral for futures contracts.

** As of December 31, 2002 the market value of the securities on loan is $3,765,022. Cash collateral received for securities loaned of $3,924,030 is invested in 3,924,030 shares of the State Street Navigator Securities Lending Trust-Prime Portfolio.

 + Non-income producing security.

++ Rate represents annualized yield at date of purchase.

                       See Notes to Financial Statements.

MUNDER INSTITUTIONAL S&P(R) SMALLCAP INDEX EQUITY FUND
      Portfolio of Investments, December 31, 2002
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
COMMON STOCKS -- 99.6%
   AEROSPACE AND DEFENSE -- 2.4%
     6,610    AAR Corporation                     $    34,041
    12,250    Aeroflex, Inc.+                          84,525
     7,767    Alliant Techsystems, Inc.+              484,272
     6,100    Armor Holdings, Inc.+                    83,997
     7,390    BE Aerospace, Inc.+                      26,900
     2,100    Curtiss-Wright Co.                      134,022
     4,500    DRS Technologies, Inc.+                 140,985
     4,100    EDO Corporation                          85,198
     3,250    Engineered Support Systems, Inc.        119,145
     4,325    Esterline Technologies
                Corporation+                           76,423
     8,790    Gencorp, Inc.                            69,617
     4,660    Kaman Corporation                        51,260
     4,300    Mercury Computer Systems, Inc.+         131,236
     3,300    Triumph Group, Inc.+                    105,402
                                                  -----------
                                                    1,627,023
                                                  -----------
   AIRLINES -- 0.5%
     9,220    Atlantic Coast Airlines
                Holdings, Inc.+                       110,917
     6,000    Frontier Airlines, Inc.+                 40,560
     6,760    Mesa Air Group, Inc.+                    27,513
     3,190    Midwest Express Holdings, Inc.+          17,066
    11,700    SkyWest, Inc.                           152,919
                                                  -----------
                                                      348,975
                                                  -----------
   AIR FREIGHT & LOGISTICS -- 0.1%
     4,500    Forward Air Corporation+                 87,345
                                                  -----------
   AUTOMOBILES -- 0.8%
     3,180    Coachmen Industries, Inc.                50,244
     5,990    Monaco Coach Corporation+                99,135
     5,940    Thor Industries, Inc.                   204,514
     3,940    Winnebago Industries, Inc.              154,566
                                                  -----------
                                                      508,459
                                                  -----------
   AUTO COMPONENTS -- 0.2%
     5,320    Intermet Corporation                     22,344
     3,100    Midas, Inc.+                             19,933
     2,650    Standard Motor Products, Inc.            34,450
    11,570    Tower Automotive, Inc.+                  52,065
                                                  -----------
                                                      128,792
                                                  -----------
   BANKS -- 8.6%
     4,450    American Financial Holdings,
                Inc.                                  132,966
     5,020    Anchor Bancorp Wisconsin, Inc.          104,165
     4,700    Boston Private Financial
                Holdings, Inc.                         93,342
     6,512    Chittenden Corporation                  165,926
     9,240    Commercial Federal Corporation          215,754
     7,940    Community First Bankshares, Inc.        210,092
    10,450    Cullen Frost Bankers, Inc.              341,715
     5,350    Dime Community Bancshares               102,452
     5,830    Downey Financial Corporation            227,370
     4,900    East West Bancorp, Inc.                 176,792
     8,155    First BanCorp                           184,303
     9,037    First Midwest Bancorp, Inc.             241,378
     3,100    First Republic Bank+                     61,969

SHARES                                                  VALUE
-------------------------------------------------------------
   BANKS (CONTINUED)
     3,400    FirstFed Financial Corporation+     $    98,430
     6,000    Flagstar Bancorp, Inc.                  129,600
     2,400    GBC Bancorp                              46,464
     9,178    Hudson United Bancorp                   285,436
     5,800    Irwin Financial Corporation              95,700
     4,870    MAF Bancorp, Inc.                       165,239
     4,979    Provident Bankshares Corporation        115,070
     5,940    Riggs National Corporation               92,011
     5,000    Seacoast Financial Services
                Corporation                           100,055
     9,030    South Financial Group, Inc.             186,560
     7,000    Southwest Bancorporation of
                Texas, Inc.+                          201,670
    12,300    Staten Island Bancorp, Inc.             247,722
     8,925    Sterling Bancshares, Inc.               109,063
     8,090    Susquehanna Bancshares, Inc.            168,604
    15,041    TrustCo Bank Corporation NY             162,142
     4,400    UCBH Holdings, Inc.                     186,780
     8,640    United Bankshares, Inc.                 251,087
    12,960    Washington Federal, Inc.                322,056
     7,300    Waypoint Financial Corporation          129,940
     8,145    Whitney Holding Corporation             271,473
     3,600    Wintrust Financial Corporation          112,752
                                                  -----------
                                                    5,736,078
                                                  -----------
   BEVERAGES -- 0.2%
     1,860    Coca-Cola Bottling Company              119,989
                                                  -----------
   BIOTECHNOLOGY -- 2.0%
     4,400    ArQule, Inc.+                            13,420
    11,920    Bio Technology General
                Corporation+                           38,156
    11,290    Cephalon, Inc.+                         549,462
     5,920    Enzo Biochem, Inc.                       82,880
     6,890    Idexx Laboratories, Inc.                226,336
     8,960    Regeneron Pharmaceuticals, Inc.+        165,850
     8,400    Techne Corporation+                     239,971
                                                  -----------
                                                    1,316,075
                                                  -----------
   BUILDING PRODUCTS -- 0.9%
     5,620    Apogee Enterprises, Inc.                 50,305
     3,990    ElkCorp                                  69,027
     6,752    Griffon Corporation                      91,962
    11,722    Lennox International, Inc.              147,111
     5,120    Simpson Manufacturing Company,
                Inc.+                                 168,448
     3,690    Universal Forest Products, Inc.          78,674
                                                  -----------
                                                      605,527
                                                  -----------
   CHEMICALS -- 1.6%
     4,700    Arch Chemicals, Inc.                     85,775
     5,400    Cambrex Corporation                     163,134
     6,500    Georgia Gulf Corporation                150,410
     6,510    Macdermid, Inc.                         148,753
     2,820    Material Sciences Corporation+           36,491
     5,870    OM Group, Inc.                           40,386
     8,090    Omnova Solutions, Inc.                   32,603
     1,640    Penford Corporation                      23,108

                       See Notes to Financial Statements.

MUNDER INSTITUTIONAL S&P(R) SMALLCAP INDEX EQUITY FUND
      Portfolio of Investments, December 31, 2002 (continued)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   CHEMICALS (CONTINUED)
    18,700    PolyOne Corporation                 $    73,304
     1,970    Quaker Chemical                          45,704
     6,140    Scotts Company+                         301,105
                                                  -----------
                                                    1,100,773
                                                  -----------
   COMMERCIAL SERVICES & SUPPLIES -- 6.2%
    10,000    ABM Industries, Inc.                    155,000
     5,800    Administaff, Inc.+                       34,800
     1,760    Angelica Corporation                     36,344
     6,100    Arbitron, Inc.+                         204,350
     6,790    Bowne & Company, Inc.                    81,141
     3,970    CDI Corporation+                        107,111
     7,280    Central Parking Corporation             137,301
     2,030    Chemed Corporation                       71,761
     2,740    Consolidated Graphics, Inc.+             60,965
     8,900    Corinthian Colleges, Inc.+              336,954
     1,710    CPI Corporation                          24,778
     9,500    eFunds Corporation+                      86,545
     4,330    G & K Services                          153,286
     7,618    Global Payments, Inc.                   243,852
     2,600    Hall, Kinion & Associates, Inc.+         14,537
     5,950    Harland (John H.) Company               131,673
     3,800    Heidrick & Struggles
                International, Inc.+                   55,746
     3,700    Imagistics International, Inc.+          74,000
     6,130    Information Resources, Inc.+              9,808
     2,570    Insurance Auto Auctions, Inc.+           42,636
     3,650    Ionics, Inc.+                            83,220
     9,300    ITT Educational Services, Inc.+         219,015
     8,080    Kroll, Inc.+                            154,166
     8,320    Labor Ready, Inc.+                       53,414
     2,600    MemberWorks, Inc.+                       46,748
     3,000    Mobile Mini, Inc.+                       47,010
     5,400    NCO Group, Inc.+                         86,130
     2,690    New England Business Service,
                Inc.                                   65,636
     5,350    On Assignment, Inc.+                     45,582
     5,000    Pegasus Solutions, Inc.+                 50,150
     3,830    Pre-Paid Legal Services, Inc.+          100,346
    12,910    PRG-Schultz International, Inc.+        114,899
     3,600    SOURCECORP, Inc.+                        66,924
    12,040    Spherion Corporation+                    80,668
     5,700    Standard Register Company               102,600
    10,900    Tetra Tech, Inc.+                       132,980
     2,960    TETRA Technologies, Inc.+                63,255
     6,600    United Stationers, Inc.+                190,087
     3,120    Volt Information Sciences, Inc.+         53,352
     5,800    Waste Connections, Inc.+                223,938
     6,700    Watson Wyatt & Company Holdings         145,725
                                                  -----------
                                                    4,188,433
                                                  -----------
   COMMUNICATIONS EQUIPMENT -- 1.4%
    21,800    Adaptec, Inc.+                          123,170
     6,310    Allen Telecom+                           59,756
     4,700    Audiovox Corporation+                    48,603
     4,700    Aware, Inc.+                             10,246
     2,300    Bel Fuse, Inc.                           46,345

SHARES                                                  VALUE
-------------------------------------------------------------
   COMMUNICATIONS EQUIPMENT (CONTINUED)
     3,920    Black Box Corporation               $   175,616
     2,500    Brooktrout, Inc.+                        13,250
     7,520    C-Cor.net Corporation+                   24,966
     9,095    Cable Design Technologies
                Corporation+                           53,661
     2,500    Concerto Software, Inc.+                 16,875
     4,610    Digi International, Inc.+                13,415
    12,200    Harmonic, Inc.+                          28,060
     5,040    Inter-Tel, Inc.                         105,386
     4,660    Network Equipment Technologies+          18,267
     4,200    PC-Tel, Inc.+                            28,476
     3,300    SCM Microsystems, Inc.+                  14,025
     8,565    Symmetricom, Inc.+                       36,144
     2,800    Tollgrade Communications, Inc.+          32,844
     5,400    ViaSat, Inc.+                            62,316
                                                  -----------
                                                      911,421
                                                  -----------
   COMPUTERS & PERIPHERALS -- 0.7%
     5,470    Avid Technology, Inc.+                  125,537
     5,300    Hutchinson Technology, Inc.+            109,710
    12,200    Pinnacle Systems, Inc.+                 166,042
     5,300    Rainbow Technologies, Inc.+              38,001
     3,000    SBS Technologies, Inc.+                  27,480
                                                  -----------
                                                      466,770
                                                  -----------
   CONSTRUCTION MATERIALS -- 0.5%
     5,955    Florida Rock Industries, Inc.           226,588
     4,350    Texas Industries, Inc.                  105,705
                                                  -----------
                                                      332,293
                                                  -----------
   CONSTRUCTION & ENGINEERING -- 0.7%
     1,330    Butler Manufacturing Company             25,736
     3,100    EMCOR Group, Inc.+                      164,331
     5,520    Insituform Technologies, Inc.+           94,116
     7,700    Shaw Group, Inc.+                       126,665
     6,080    URS Corporation+                         86,518
                                                  -----------
                                                      497,366
                                                  -----------
   CONTAINERS & PACKAGING -- 0.8%
     7,470    AptarGroup, Inc.                        233,363
     5,810    Caraustar Industries, Inc.               55,079
     3,200    Chesapeake Corporation                   57,120
     6,246    Myers Industries, Inc.                   66,832
     7,100    Rock-Tenn Company                        95,708
                                                  -----------
                                                      508,102
                                                  -----------
   DISTRIBUTORS -- 0.1%
     4,000    Advanced Marketing Services,
                Inc.                                   58,800
                                                  -----------
   DIVERSIFIED FINANCIALS -- 1.3%
     4,930    Cash America International, Inc.         46,934
     3,700    Financial Federal Corporation+           92,981
     5,570    Jefferies Group, Inc.                   233,773
     5,200    New Century Financial
                Corporation                           132,028
     9,910    Raymond James Financial, Inc.           293,138
     3,415    SWS Group, Inc.                          46,307
                                                  -----------
                                                      845,161
                                                  -----------

                       See Notes to Financial Statements.

MUNDER INSTITUTIONAL S&P(R) SMALLCAP INDEX EQUITY FUND
      Portfolio of Investments, December 31, 2002 (continued)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
   DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.1%
    11,330    General Communication, Inc.+        $    76,024
                                                  -----------
   ELECTRIC UTILITIES -- 0.8%
     2,470    Central Vermont Public Service           45,152
     3,380    CH Energy Group, Inc.                   157,610
    10,200    El Paso Electric Company+               112,200
     1,020    Green Mountain Power Corporation         21,389
     2,990    UIL Holdings Corporation                104,261
     6,800    UniSource Energy Corporation            117,572
                                                  -----------
                                                      558,184
                                                  -----------
   ELECTRICAL EQUIPMENT -- 1.8%
     5,930    A.O. Smith Corporation                  160,169
     8,400    Acuity Brands, Inc.                     113,736
     4,550    AstroPower, Inc.+                        36,354
     7,060    Baldor Electric Company                 139,435
     5,180    Belden, Inc.                             78,840
     4,820    Brady Corporation                       160,747
     5,380    C&D Technologies, Inc.                   95,065
     4,700    MagneTek, Inc.+                          20,868
     7,980    Paxar Corporation+                      117,705
     5,200    Regal Beloit Corporation                107,640
     8,670    Vicor Corporation+                       71,536
     2,400    Woodward Governor Company               104,400
                                                  -----------
                                                    1,206,495
                                                  -----------
   ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.8%
     2,740    Analogic Corporation                    137,789
     7,750    Anixter International, Inc.+            180,187
     7,810    Artesyn Technologies, Inc.+              29,990
     3,000    BEI Technologies, Inc.                   33,570
     5,060    Benchmark Electronics, Inc.+            145,020
     6,720    Checkpoint Systems, Inc.+                69,485
     8,650    Cognex Corporation+                     159,419
     5,870    Coherent, Inc.+                         117,107
     6,960    CTS Corporation                          53,940
     5,700    Electro Scientific Industries,
                Inc.+                                 114,000
     3,500    FLIR Systems, Inc.+                     170,800
     4,400    Global Imaging Systems, Inc.+            80,872
     3,467    Intermagnetics General
                Corporation                            68,092
     4,160    Itron, Inc.+                             79,747
     3,300    Keithley Instruments, Inc.               41,250
     7,330    Methode Electronics, Inc., Class
                A                                      80,410
     4,095    Park Electrochemical Corporation         78,624
     3,600    Photon Dynamics, Inc.+                   82,080
     6,590    Pioneer-Standard Electronics,
                Inc.                                   60,496
     2,800    Planar Systems, Inc.+                    57,764
     3,300    Rogers Corporation+                      73,425
     6,520    Roper Industries, Inc.                  238,632
     8,320    Technitrol, Inc.                        134,285
     6,650    Teledyne Technologies, Inc.+            104,272
     5,920    Trimble Navigation Ltd.+                 73,941
     5,900    Veeco Instruments, Inc.+                 68,204
     4,210    X-Rite, Inc.                             29,428
                                                  -----------
                                                    2,562,829
                                                  -----------

SHARES                                                  VALUE
-------------------------------------------------------------
   ENERGY EQUIPMENT & SERVICES -- 2.2%
     2,900    Atwood Oceanics, Inc.+              $    87,290
     7,600    Cal Dive International, Inc.+           178,600
     3,200    CARBO Ceramics, Inc.                    107,840
     3,600    Dril-Quip, Inc.+                         60,840
     4,700    Hydril Company+                         110,779
    10,430    Input/Output, Inc.+                      44,328
     5,900    Lone Star Technologies, Inc.+            87,851
     8,300    Maverick Tube Corporation+              108,149
     5,110    Oceaneering International, Inc.+        126,421
     4,660    Offshore Logistics, Inc.+               102,147
     4,015    SEACOR SMIT, Inc.+                      178,667
     8,850    Unit Corporation+                       164,168
     6,450    Veritas DGC, Inc.+                       50,955
     5,500    W H Energy Services, Inc.+               80,245
                                                  -----------
                                                    1,488,280
                                                  -----------
   FOOD & DRUG RETAILING -- 1.2%
    10,120    Casey's General Stores, Inc.            123,565
     5,000    Duane Reade, Inc.+                       85,000
    11,110    Fleming Companies, Inc.                  72,993
     7,800    Great Atlantic & Pacific Tea
                Company, Inc.+                         62,868
     2,490    Nash Finch Company                       19,248
     9,340    Performance Food Group Company+         317,177
     3,940    United Natural Foods, Inc.+              99,879
                                                  -----------
                                                      780,730
                                                  -----------
   FOOD PRODUCTS -- 1.5%
     3,700    American Italian Pasta Company+         133,126
     7,400    Corn Products International,
                Inc.                                  222,962
     7,750    Delta & Pine Land Company               158,177
     6,800    Hain Celestial Group, Inc.+             103,360
     4,000    International Multifoods
                Corporation+                           84,760
     1,870    J&J Snack Foods Corporation+             66,778
     5,900    Lance, Inc.                              69,850
     5,930    Ralcorp Holdings, Inc.+                 149,080
                                                  -----------
                                                      988,093
                                                  -----------
   GAS UTILITIES -- 2.4%
     9,150    Atmos Energy Corporation                213,378
     2,250    Cascade Natural Gas Corporation          45,000
     3,900    Laclede Group, Inc.                      94,380
     5,580    New Jersey Resources Corporation        176,272
     5,310    Northwest Natural Gas Company           143,689
     3,250    NUI Corporation                          56,095
     6,850    Piedmont Natural Gas, Inc.              242,147
    11,284    Southern Union Company                  186,186
     6,840    Southwest Gas Corporation               160,398
     5,200    Southwestern Energy Company+             59,540
     5,700    UGI Corporation                         213,123
                                                  -----------
                                                    1,590,208
                                                  -----------
   HEALTH CARE EQUIPMENT & SUPPLIES -- 3.9%
     6,000    Advanced Med Optics, Inc.+               71,820
     4,300    ArthroCare Corp.+                        42,355
     3,100    Biosite, Inc.+                          105,462
     5,930    CONMED Corporation+                     116,169

                       See Notes to Financial Statements.

MUNDER INSTITUTIONAL S&P(R) SMALLCAP INDEX EQUITY FUND
      Portfolio of Investments, December 31, 2002 (continued)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   HEALTH CARE EQUIPMENT & SUPPLIES (CONTINUED)
     6,360    Cooper Companies, Inc.              $   159,127
     3,120    Datascope Corporation                    77,379
     5,940    Diagnostic Products Corporation         229,403
     5,000    Haemonetics Corporation+                107,300
     4,020    Hologic, Inc.+                           49,084
     2,900    ICU Medical, Inc.+                      108,170
     4,500    INAMED Corporation+                     138,600
     6,450    Invacare Corporation                    214,785
     4,680    Mentor Corporation                      180,180
     3,540    Osteotech, Inc.+                         22,798
     2,500    PolyMedica Corporation+                  77,100
     6,700    ResMed, Inc.+                           204,819
     6,930    Respironics, Inc.+                      210,887
     5,100    Sola International, Inc.+                66,300
     3,600    SurModics, Inc.+                        103,248
     7,750    Sybron Dental Specialties, Inc.+        115,087
     6,190    Theragenics Corporation+                 24,946
     5,400    Viasys Healthcare, Inc.+                 80,406
     2,720    Vital Signs, Inc.                        81,273
                                                  -----------
                                                    2,586,698
                                                  -----------
   HEALTH CARE PROVIDERS & SERVICES -- 6.0%
     9,775    Accredo Health, Inc.+                   344,569
     4,200    Amerigroup Corporation+                 127,302
     6,200    AmeriPath, Inc.+                        133,300
     4,300    AmSurg Corporation+                      87,849
     7,350    Cerner Corporation+                     229,761
    12,230    Coventry Health Care, Inc.+             355,037
     4,050    CryoLife, Inc.+                          27,662
     2,410    Curative Health Services, Inc.+          41,572
     2,600    Dianon Systems, Inc.+                   124,046
    13,120    Hooper Holmes, Inc.                      80,557
     3,400    IMPATH, Inc.+                            67,048
     4,550    MAXIMUS, Inc.+                          118,755
     9,700    Mid Atlantic Medical Services,
                Inc.+                                 314,280
     7,060    NDCHealth Corporation                   140,494
    10,440    Orthodontic Centers of America,
                Inc.+                                 113,900
     6,920    Owens & Minor, Inc.                     113,626
     5,210    PAREXEL International
                Corporation+                           57,258
     5,280    Pediatrix Medical Group, Inc.+          211,517
    11,300    Pharmaceutical Product
                Development, Inc.+                    330,751
     8,880    Priority Healthcare Corporation+        206,016
     9,850    Province Healthcare Company+             95,840
     3,200    RehabCare Group, Inc.+                   61,056
     9,890    Renal Care Group, Inc.+                 312,920
     5,980    Sierra Health Services, Inc.+            71,820
     4,500    Sunrise Assisted Living, Inc.+          112,005
    18,140    US Oncology, Inc.+                      157,274
                                                  -----------
                                                    4,036,215
                                                  -----------

SHARES                                                  VALUE
-------------------------------------------------------------
   HOTELS, RESTAURANTS & LEISURE -- 4.2%
    11,237    Applebee's International, Inc.      $   260,597
     6,000    Argosy Gaming Company+                  113,580
     7,600    Aztar Corporation+                      108,528
     6,900    Bally Total Fitness Holding
                Corporation+                           48,921
     5,590    CEC Entertainment, Inc.+                171,613
     4,310    IHOP Corporation+                       103,440
     7,940    Jack in the Box, Inc.+                  137,283
     5,780    Landry's Seafood Restaurants,
                Inc.                                  122,767
     4,250    Lone Star Steakhouse & Saloon,
                Inc.                                   82,195
     4,710    Luby's Cafeterias, Inc.+                 13,706
     6,100    Marcus Corporation                       86,620
     3,950    O' Charley's Inc.+                       81,093
     5,200    P. F. Chang's China Bistro,
                Inc.+                                 188,760
     6,040    Panera Bread Company+                   210,252
     5,350    Pinnacle Entertainment, Inc.+            37,076
     9,180    Prime Hospitality Corporation+           74,817
     4,600    Rare Hospitality International,
                Inc.+                                 127,052
    12,980    Ruby Tuesday, Inc.                      224,424
     8,785    Ryans Family Steak Houses, Inc.+         99,710
     3,700    Shuffle Master, Inc.+                    70,707
     7,985    Sonic Corporation+                      163,613
     5,737    The Steak n Shake Company+               57,370
     4,230    Triarc Companies, Inc.+                 110,995
     6,300    WMS Industries, Inc.+                    94,374
                                                  -----------
                                                    2,789,493
                                                  -----------
   HOUSEHOLD DURABLES -- 4.5%
     3,170    A.T. Cross Company+                      16,960
     4,900    Applica, Inc.+                           24,500
     2,430    Bassett Furniture Industries,
                Inc.                                   34,798
    10,250    Champion Enterprises, Inc.+              29,212
     2,700    Department 56, Inc.+                     34,830
     2,870    Enesco Group, Inc.+                      20,320
     7,650    Ethan Allen Interiors, Inc.             262,930
     6,240    Fedders Corporation                      17,659
     7,450    Fleetwood Enterprises                    58,482
     6,540    Harman International Industries,
                Inc.                                  389,130
    10,440    Interface, Inc.                          32,051
    11,600    La-Z-Boy, Inc.                          278,168
     3,060    Libbey, Inc.                             79,560
     5,380    M.D.C. Holdings, Inc.                   205,839
     1,440    National Presto Industries, Inc.         42,307
     1,500    NVR, Inc.+                              488,250
     2,640    Royal Appliance Manufacturing
                Company+                               19,193
     4,240    Russ Berrie & Company, Inc.             143,227
     5,220    Ryland Group, Inc.                      174,087
     2,300    Salton, Inc.+                            22,126
     1,770    Skyline Corporation                      52,215
     6,740    Standard Pacific Corporation            166,815
    14,260    Toll Brothers, Inc.+                    288,052

                       See Notes to Financial Statements.

MUNDER INSTITUTIONAL S&P(R) SMALLCAP INDEX EQUITY FUND
      Portfolio of Investments, December 31, 2002 (continued)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
   HOUSEHOLD DURABLES (CONTINUED)
     2,540    Toro Company                        $   162,306
       147    Vialta, Inc.                                 45
                                                  -----------
                                                    3,043,062
                                                  -----------
   HOUSEHOLD PRODUCTS -- 0.1%
     3,430    WD-40 Company                            90,621
                                                  -----------
   INDUSTRIAL CONGLOMERATES -- 0.3%
     3,340    Lydall, Inc.+                            37,909
     2,540    Standex International
                Corporation                            60,554
     7,800    Tredegar Industries, Inc.               117,000
                                                  -----------
                                                      215,463
                                                  -----------
   INSURANCE -- 2.7%
     4,238    Delphi Financial Group, Inc.            160,874
    15,320    Fremont General Corporation              68,787
     6,100    Hilb, Rogal and Hamilton Company        249,490
     3,800    LandAmerica Financial Group,
                Inc.                                  134,710
     4,500    Philadelphia Consolidated
                Holding Corporation+                  159,300
     6,100    Presidential Life Corporation            60,573
     5,000    RLI Corporation                         139,500
     2,000    SCPIE Holdings, Inc.                     13,180
     5,520    Selective Insurance Group, Inc.         138,994
     3,700    Stewart Information Services
                Corporation+                           79,143
    14,730    The First American Corporation          327,006
     9,900    UICI+                                   153,945
     3,900    Zenith National Insurance
                Corporation                            91,728
                                                  -----------
                                                    1,777,230
                                                  -----------
   INTERNET & CATALOG RETAIL -- 0.3%
     9,395    Insight Enterprises, Inc.+               78,072
     4,050    J. Jill Group, Inc.+                     56,619
     3,800    School Specialty, Inc.+                  75,924
                                                  -----------
                                                      210,615
                                                  -----------
   INTERNET SOFTWARE & SERVICES -- 0.1%
     6,950    Netegrity, Inc.+                         22,609
     3,820    Zix Corporation+                         16,846
                                                  -----------
                                                       39,455
                                                  -----------
   IT CONSULTING & SERVICES -- 1.0%
     8,590    American Management Systems,
                Inc.+                                 102,994
     5,020    Analysts International
                Corporation                             9,940
     4,100    Bell Microproducts, Inc.+                22,714
     5,900    CACI, Inc., Class A+                    210,276
     4,800    Carreker Corporation+                    21,744
    13,150    Ciber, Inc.+                             67,722
     4,350    Computer Task Group, Inc.+               15,182
     6,000    Manhattan Associates, Inc.+             141,960
     2,900    StarTek, Inc.+                           80,040
                                                  -----------
                                                      672,572
                                                  -----------
   LEISURE EQUIPMENT & PRODUCTS -- 1.2%
     3,690    Action Performance Companies,
                Inc.                                   70,110
     4,640    Arctic Cat, Inc.                         74,240

SHARES                                                  VALUE
-------------------------------------------------------------
   LEISURE EQUIPMENT & PRODUCTS (CONTINUED)
     5,700    Concord Camera Corporation+         $    30,951
     3,220    Huffy Corporation+                       19,223
     4,990    JAKKS Pacific, Inc.+                     67,215
     3,770    K2, Inc.+                                35,438
     4,100    Meade Instruments Corporation+           12,792
     9,430    Midway Games, Inc.+                      39,323
     4,610    Polaris Industries, Inc.                270,146
     4,725    SCP Pool Corporation+                   137,970
     5,580    Sturm Ruger & Company, Inc.              53,401
                                                  -----------
                                                      810,809
                                                  -----------
   MACHINERY -- 4.4%
     4,070    Astec Industries, Inc.+                  40,415
     3,890    Barnes Group, Inc.                       79,161
     4,550    Briggs & Stratton Corporation           193,238
     5,170    Clarcor, Inc.                           166,836
     3,400    CUNO, Inc.+                             112,608
     4,410    Dionex Corporation+                     131,021
     3,190    Flow International Corporation+           8,135
     3,310    Gardner Denver, Inc.+                    67,193
     9,695    Graco, Inc.                             277,762
     6,590    IDEX Corporation+                       215,493
     8,880    JLG Industries, Inc.                     66,866
     2,430    Lindsay Manufacturing Company            52,002
     5,500    Manitowoc, Inc.                         140,250
     7,000    Milacron, Inc.                           41,650
     6,940    Mueller Industries, Inc.+               189,115
     3,500    Oshkosh Truck Corporation               215,250
     6,570    Reliance Steel & Aluminum
                Company                               136,919
     2,880    Robbins & Myers, Inc.                    52,992
     2,730    SPS Technologies, Inc.+                  64,838
     5,900    Stewart & Stevenson Services,
                Inc.                                   83,426
     3,540    Thomas Industries, Inc.                  92,252
    12,900    Timken Company                          246,390
     4,980    Valmont Industries, Inc.                 96,612
     5,330    Wabash National Corporation              44,665
     5,570    Watts Industries, Inc.                   87,672
     2,560    Wolverine Tube, Inc.+                    14,618
                                                  -----------
                                                    2,917,379
                                                  -----------
   MARINE -- 0.2%
     4,990    Kirby Corporation+                      136,676
                                                  -----------
   MEDIA -- 0.4%
     2,600    4Kids Entertainment, Inc.+               57,408
     4,160    ADVO, Inc.+                             136,573
     4,500    Information Holdings, Inc.+              69,840
     2,990    Nelson Thomas, Inc.                      29,960
                                                  -----------
                                                      293,781
                                                  -----------
   METALS & MINING -- 1.2%
     3,460    Brush Engineered Materials, Inc.         19,030
     3,080    Castle A M Company                       14,014
     4,300    Century Aluminum Company                 31,863
     2,100    Cleveland-Cliffs, Inc.                   41,685
     5,900    Commercial Metals Company                95,816
     3,350    Commonwealth Industries, Inc.            22,881

                       See Notes to Financial Statements.

MUNDER INSTITUTIONAL S&P(R) SMALLCAP INDEX EQUITY FUND
      Portfolio of Investments, December 31, 2002 (continued)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   METALS & MINING (CONTINUED)
     2,970    Imco Recycling, Inc.+               $    24,146
    15,300    Massey Energy Company                   148,716
     3,390    Quanex Corporation                      113,565
     4,340    RTI International Metals, Inc.+          43,834
     5,200    Ryerson Tull, Inc.                       31,720
     9,700    Steel Dynamics, Inc.+                   116,691
     1,960    Steel Technologies, Inc.                 33,242
     8,850    Stillwater Mining Company+               47,347
                                                  -----------
                                                      784,550
                                                  -----------
   MULTILINE RETAIL -- 0.4%
     5,300    Fred's, Inc.                            136,210
     6,000    Shopko Stores, Inc.+                     74,700
     8,500    Stein Mart, Inc.+                        51,850
                                                  -----------
                                                      262,760
                                                  -----------
   MULTI-UTILITIES & UNREGULATED POWER -- 0.5%
     9,800    Avista Corporation                      113,288
     7,200    Energen Corporation                     209,520
     7,740    NorthWestern Corporation                 39,319
                                                  -----------
                                                      362,127
                                                  -----------
   OFFICE ELECTRONICS -- 0.6%
     4,600    Gerber Scientific, Inc.+                 18,676
     6,560    Zebra Technologies Corporation+         375,888
                                                  -----------
                                                      394,564
                                                  -----------
   OIL & GAS -- 3.8%
     6,590    Cabot Oil & Gas Corporation,
                Class A                               163,300
     8,300    Cimarex Energy Company+                 148,570
     3,900    Evergreen Resources, Inc.+              174,915
     5,400    Frontier Oil Corporation                 92,988
    10,470    Newfield Exploration Company+           377,443
     3,950    Nuevo Energy Company+                    43,845
     5,725    Patina Oil & Gas Corporation            181,196
     4,990    Plains Resources, Inc.                   59,132
    12,420    Pogo Producing Company                  462,645
     2,700    Prima Energy Corporation+                60,372
     5,410    Remington Oil & Gas Corporation+         88,778
     5,820    St. Mary Land & Exploration
                Company                               145,500
     5,440    Stone Energy Corporation+               181,478
     5,600    Swift Energy Company+                    54,152
     8,000    Tom Brown, Inc.+                        200,800
    12,910    Vintage Petroleum, Inc.                 136,201
                                                  -----------
                                                    2,571,315
                                                  -----------
   PAPER & FOREST PRODUCTS -- 0.2%
     7,530    Buckeye Technologies, Inc.+              46,309
     2,500    Deltic Timber Corporation                66,750
     3,260    Pope & Talbot, Inc.                      46,488
                                                  -----------
                                                      159,547
                                                  -----------

SHARES                                                  VALUE
-------------------------------------------------------------
   PERSONAL PRODUCTS -- 0.4%
     3,110    Natures Sunshine Products, Inc.     $    30,198
    13,500    NBTY, Inc.+                             237,330
                                                  -----------
                                                      267,528
                                                  -----------
   PHARMACEUTICALS -- 0.8%
    10,440    Alpharma, Inc.                          124,340
     3,000    Cima Labs Incorporated+                  72,573
     5,540    Medicis Pharmaceutical
                Corporation, Class A+                 275,172
     5,200    MGI Pharma, Inc.+                        37,700
     4,670    Noven Pharmaceuticals, Inc.+             43,104
                                                  -----------
                                                      552,889
                                                  -----------
   REAL ESTATE -- 1.4%
     5,800    Capital Automotive REIT                 137,460
     4,700    Colonial Properties Trust               159,518
     3,800    Essex Property Trust, Inc.              193,230
     5,600    Glenborough Realty Trust, Inc.           99,792
     5,800    Kilroy Realty Corporation               133,690
     7,400    Shurgard Storage Centers, Inc.,
                Class A                               231,916
                                                  -----------
                                                      955,606
                                                  -----------
   ROAD & RAIL -- 2.4%
     5,200    Arkansas Best Corporation+              135,101
    10,145    Heartland Express, Inc.                 232,432
    12,400    Kansas City Southern Industries,
                Inc.+                                 148,800
     7,700    Knight Transportation, Inc.+            161,700
     3,220    Landstar Systems, Inc.+                 187,919
     4,000    Roadway Express, Inc.                   147,240
     5,570    US Freightways Corporation              160,138
    13,013    Werner Enterprises, Inc.                280,170
     6,100    Yellow Corporation                      153,665
                                                  -----------
                                                    1,607,165
                                                  -----------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 3.3%
     4,900    Actel Corporation+                       79,478
     6,500    Advanced Energy Industries,
                Inc.+                                  82,680
     7,400    Alliance Semiconductor
                Corporation+                           29,082
     6,200    ATMI, Inc.+                             114,824
    20,000    Axcelis Technologies, Inc.+             112,180
     6,880    Brooks- PRI Automation, Inc.+            78,845
     4,300    Cohu, Inc.                               63,210
     7,100    Cymer, Inc.+                            228,975
     5,600    DSP Group, Inc.                          88,592
     3,700    DuPont Photomasks, Inc.+                 86,025
     8,800    ESS Technology, Inc.                     55,352
     8,200    Exar Corporation+                       101,680
     5,410    Helix Technology Corporation             60,592
    14,100    Kopin Corporation+                       55,272
    10,100    Kulicke & Soffa Industries,
                Inc.+                                  57,772
     6,000    Microsemi Corporation+                   36,540
     5,300    Pericom Semiconductor
                Corporation+                           44,043
     6,470    Photronic, Inc.+                         88,639
     5,900    Power Integrations, Inc.+               100,300

                       See Notes to Financial Statements.

MUNDER INSTITUTIONAL S&P(R) SMALLCAP INDEX EQUITY FUND
      Portfolio of Investments, December 31, 2002 (continued)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS (CONTINUED)
     3,400    Rudolph Technologies, Inc.+         $    65,144
    28,030    Skyworks Solutions, Inc.+               241,619
     3,330    Standard Microsystems
                Corporation+                           64,835
     2,600    Supertex, Inc.+                          38,714
     4,509    Three-Five Systems, Inc.+                29,083
     4,670    Ultratech Stepper, Inc.+                 45,948
     7,000    Varian Semiconductor Equipment
                Associates, Inc.+                     166,327
                                                  -----------
                                                    2,215,751
                                                  -----------
   SOFTWARE -- 3.8%
     3,000    ANSYS, Inc.+                             60,600
     4,020    BARRA, Inc.+                            121,927
     6,600    Captaris, Inc.+                          15,840
     2,700    Catapult Communications
                Corporation+                           32,265
     3,590    Concord Communications, Inc.+            32,274
     8,260    Dendrite International, Inc.+            61,702
     6,860    FactSet Research Systems, Inc.          193,932
    10,290    Fair, Issac & Company, Inc.             439,383
     7,400    FileNET Corporation+                     90,280
     6,940    Hyperion Solutions Corporation+         178,150
     5,900    JDA Software Group, Inc.+                56,994
     4,045    Kronos, Inc.+                           149,625
     3,100    MapInfo Corporation+                     17,205
     3,650    MICROS Systems, Inc.+                    81,833
     5,000    MRO Software, Inc.+                      60,725
     6,400    NYFIX, Inc.+                             28,800
     5,100    Phoenix Technologies Ltd.+               29,427
     7,080    Progress Software Corporation+           91,686
     3,260    QRS Corporation+                         21,516
     5,800    Radiant Systems, Inc.+                   55,854
     3,600    RadiSys Corporation+                     28,728
     4,050    Roxio, Inc.+                             19,318
     8,200    Serena Software, Inc.+                  129,478
     3,500    SPSS, Inc.+                              48,965
     6,800    Systems & Computer Technology
                Corporation+                           58,480
     7,975    Take-Two Interactive Software,
                Inc.+                                 187,333
     2,900    TALX Corporation                         37,468
     8,075    THQ, Inc.+                              106,994
     7,070    Verity, Inc.+                            94,674
                                                  -----------
                                                    2,531,456
                                                  -----------
   SPECIALTY RETAIL -- 5.7%
     4,510    Aaron Rents, Inc.                        98,679
     9,090    AnnTaylor Stores Corporation+           185,618
     2,730    Building Materials Holdings
                Corporation                            39,039
     9,100    Burlington Coat Factory
                Warehouse Corporation                 163,345
     5,270    Cato Corporation                        113,779
    17,350    Chico's FAS, Inc.+                      328,088
     5,500    Children's Place Retail Stores,
                Inc.+                                  58,520
     5,300    Christopher & Banks Corporation+        109,975

SHARES                                                  VALUE
-------------------------------------------------------------
   SPECIALTY RETAIL (CONTINUED)
     4,530    Cost Plus, Inc.+                    $   129,875
     4,170    Footstar, Inc.+                          29,023
     4,600    Genesco, Inc.+                           85,698
     6,740    Goody's Family Clothing, Inc.+           29,926
     4,560    Group 1 Automotive, Inc.+               108,893
     5,990    Gymboree Corporation+                    95,001
     3,980    Hancock Fabrics, Inc.                    60,695
     4,500    Haverty Furniture Companies,
                Inc.                                   62,550
     6,350    Hot Topic, Inc.+                        145,288
     4,950    Hughes Supply, Inc.                     135,234
     3,940    Jo-Ann Stores, Inc.+                     90,502
     8,940    Linens 'N Things, Inc.+                 202,044
    10,840    O'Reilly Automotive, Inc.+              274,144
    10,260    Pacific Sunwear of California+          181,499
    10,500    Pep Boys -- Manny, Moe & Jack           121,800
     8,960    Regis Corporation                       232,870
     4,460    TBC Corporation+                         53,565
     5,970    The Dress Barn+                          79,401
     8,290    The Men's Wearhouse, Inc.+              142,173
     6,282    The Wet Seal, Inc.+                      67,601
     6,900    Too, Inc.+                              162,288
     3,000    Ultimate Electronics, Inc.+              30,450
     6,770    Zale Corporation+                       215,963
                                                  -----------
                                                    3,833,526
                                                  -----------
   TEXTILES, APPAREL & LUXURY GOODS -- 1.9%
     2,780    Ashworth, Inc.+                          17,792
     3,640    Brown Shoe Company, Inc.                 86,741
     9,435    Fossil, Inc.+                           191,908
     1,330    Haggar Corporation                       16,745
     3,680    K-Swiss, Inc.                            79,893
     5,320    Kellwood Company                        138,320
     6,840    Nautica Enterprises, Inc.+               75,992
     2,640    Oshkosh B' Gosh, Inc.                    74,052
     1,530    Oxford Industries, Inc.                  39,244
     5,800    Phillips Van Heusen Corporation          67,048
     4,900    Quiksilver, Inc.+                       130,634
     6,700    Russell Corporation                     112,158
     8,170    Stride Rite Corporation                  58,579
     6,600    Wellman, Inc.                            89,034
     8,260    Wolverine World Wide, Inc.              124,809
                                                  -----------
                                                    1,302,949
                                                  -----------
   TOBACCO -- 0.2%
     9,090    Dimon, Inc.                              54,540
     3,140    Schweitzer-Mauduit
                International, Inc.                    76,930
                                                  -----------
                                                      131,470
                                                  -----------
   TRADING COMPANIES & DISTRIBUTORS -- 0.3%
     3,960    Applied Industrial Technologies,
                Inc.                                   74,844
     2,030    Lawson Products, Inc.                    62,889
     5,260    Watsco, Inc.                             86,159
                                                  -----------
                                                      223,892
                                                  -----------

                       See Notes to Financial Statements.

MUNDER INSTITUTIONAL S&P(R) SMALLCAP INDEX EQUITY FUND
      Portfolio of Investments, December 31, 2002 (continued)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   WATER UTILITIES -- 0.5%
     3,105    American States Water Company       $    71,881
    13,815    Philadelphia Suburban
                Corporation                           284,589
                                                  -----------
                                                      356,470
                                                  -----------
   WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
     3,600    Boston Communications Group,
                Inc.+                                  45,756
     5,150    Metro One Telecommunications,
                Inc.+                                  33,218
                                                  -----------
                                                       78,974
                                                  -----------
TOTAL COMMON STOCKS
   (Cost $68,627,554)                              66,850,833
                                                  -----------
PRINCIPAL
AMOUNT
----------
U.S. TREASURY BILL -- 0.3%
   (Cost $199,482)
$  200,000    1.580%++, due 2/27/2003*                199,482
                                                  -----------

                                                        VALUE
-------------------------------------------------------------
OTHER INVESTMENTS**
   (Cost $9,140,594)                    13.6%     $ 9,140,594
                                       -----      -----------
TOTAL INVESTMENTS
   (Cost $77,967,630)                  113.5%      76,190,909
OTHER ASSETS AND LIABILITIES (NET)     (13.5)      (9,048,486)
                                       -----      -----------
NET ASSETS                             100.0%     $67,142,423
                                       =====      ===========

------------

 * Security pledged as collateral for futures contracts.

** As of December 31, 2002 the market value of the securities on loan is $8,701,947. Cash collateral received for securities loaned is $9,140,594 invested in 9,140,594 shares of the State Street Navigator Securities Lending Trust-Prime Portfolio.

 + Non-income producing security.

++ Rate represents annualized yield at date of purchase.

                       See Notes to Financial Statements.

MUNDER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
      Portfolio of Investments, December 31, 2002
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                  VALUE
-------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 65.9%
   FEDERAL FARM CREDIT BANK (FFCB) -- 12.0%
$  500,000    1.670% due 01/02/2003               $   500,004
   500,000    6.750% due 01/13/2003                   500,876
 1,965,000    5.000% due 02/03/2003                 1,970,893
   405,000    1.550% due 05/01/2003                   405,279
   201,000    3.125% due 10/01/2003                   203,134
                                                  -----------
                                                    3,580,186
                                                  -----------
   FEDERAL HOME LOAN BANK (FHLB) -- 28.9%
   500,000    1.721% due 01/06/2003*                  499,882
   200,000    1.765% due 01/08/2003*                  199,932
 2,165,000    5.125% due 01/13/2003                 2,167,595
   200,000    1.730% due 01/17/2003*                  199,847
   300,000    1.308% due 01/22/2003*                  299,776
   300,000    1.304% due 01/29/2003*                  299,701
   250,000    5.000% due 02/14/2003                   250,978
   120,000    1.721% due 02/21/2003*                  119,709
   300,000    1.292% due 03/03/2003*                  299,349
   300,000    1.317% due 03/12/2003*                  299,242
   615,000    1.266% due 03/26/2003*                  613,147
   250,000    1.290% due 03/27/2003*                  249,244
   197,000    1.591% due 04/01/2003*                  196,222
   600,000    1.289% due 04/11/2003*                  597,867
   300,000    4.500% due 04/25/2003                   302,995
   240,000    1.288% due 04/28/2003*                  239,002
   300,000    1.308% due 06/06/2003*                  298,310
   180,000    4.500% due 07/07/2003                   182,808
   350,000    1.365% due 09/08/2003*                  346,694
   565,000    5.125% due 09/15/2003                   579,115
   400,000    3.125% due 11/14/2003                   405,344
                                                  -----------
                                                    8,646,759
                                                  -----------
   FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 8.3%
   300,000    1.725% due 01/02/2003*                  299,986
   500,000    1.340% due 01/07/2003*                  499,892
   400,000    1.306% due 01/23/2003*                  399,687
   397,000    1.711% due 02/14/2003*                  396,175
   300,000    7.000% due 02/15/2003                   301,898
   315,000    4.750% due 03/15/2003                   316,895
   250,000    1.312% due 03/27/2003*                  249,233
                                                  -----------
                                                    2,463,766
                                                  -----------

PRINCIPAL
AMOUNT                                                  VALUE
-------------------------------------------------------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 16.7%
$  600,000    1.714% due 01/10/2003*              $   599,745
   500,000    1.522% due 01/15/2003*                  499,708
   550,000    5.250% due 01/15/2003                   550,811
   765,000    1.780% due 01/21/2003*                  764,377
   400,000    1.306% due 01/29/2003*                  399,602
   390,000    1.269% due 02/05/2003*                  389,524
   175,000    1.712% due 02/07/2003*                  174,694
   469,000    5.000% due 02/14/2003                   471,013
   500,000    1.298% due 02/25/2003*                  499,022
   250,000    1.611% due 03/07/2003*                  249,278
   400,000    1.314% due 03/25/2003*                  398,801
                                                  -----------
                                                    4,996,575
                                                  -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $19,687,286)                              19,687,286
                                                  -----------
REPURCHASE AGREEMENTS -- 33.1%
 4,910,607    Agreement with Lehman Brothers,
                1.000% dated 12/31/2002, to be
                repurchased at $4,910,879 on
                01/02/2003, collateralized by
                $4,425,000 U.S. Treasury
                Strip,
                3.375% maturing 01/15/2012
                (value $5,009,619)                  4,910,607
 5,000,000    Agreement with Salomon Brothers,
                1.270% dated 12/31/2002, to be
                repurchased at $5,000,353 on
                01/02/2003, collateralized by
                $5,053,516 FHLMC,
                5.500%-6.000% having
                maturities ranging from
                06/01/2014 through 06/01/2016
                (value $5,205,121)                  5,000,000
                                                  -----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $9,910,607)                                9,910,607
                                                  -----------

TOTAL INVESTMENTS
   (Cost $29,597,893)                   99.0%     $29,597,893
OTHER ASSETS AND LIABILITIES (NET)       1.0          292,529
                                       -----      -----------
NET ASSETS                             100.0%     $29,890,422
                                       =====      ===========

------------

 * Rate represents annualized yield at time of purchase.

ABBREVIATION:

FHLMC -- Federal Home Loan Mortgage Corporation

                       See Notes to Financial Statements.

MUNDER INSTITUTIONAL MONEY MARKET FUND
      Portfolio of Investments, December 31, 2002
--------------------------------------------------------------------------------

                                                                                    RATING (UNAUDITED)
PRINCIPAL                                                                         -----------------------
AMOUNT                                                                             S&P(R)         MOODY'S               VALUE
-----------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 15.9%
$ 15,000,000      ABN Amro Bank NA
                    2.320% due 07/22/2003                                          A-1+/AA        P-1/Aa2      $   14,997,538
  20,000,000      Bank Nationale de Paris
                    2.230% due 01/10/2003                                         A-1+/AA-        P-1/Aa2          20,000,000
  10,000,000      Bayerische Landesbank
                    1.890% due 10/24/2003                                         A-1+/AAA        P-1/Aaa           9,999,193
  20,000,000      Credit Agricole Indosuez NY
                    1.940% due 08/01/2003                                          A-1+/AA        P-1/Aa1          20,000,000
  20,000,000      Deutsche Bank AG
                    2.450% due 05/08/2003                                          A-1+/AA        P-1/Aa3          19,998,624
  20,000,000      Rabobank Nederland
                    2.375% due 02/19/2003                                         A-1+/AAA        P-1/Aaa          19,999,601
  30,000,000      Societe Generale
                    1.700% due 09/29/2003                                         A-1+/AA-        P-1/Aa3          29,997,780
  20,000,000      Toronto-Dominion Bank
                    2.590% due 04/25/2003                                         A-1+/AA-        P-1/Aa3          19,997,533
  30,000,000      UBS AG
                    1.760% due 08/22/2003                                         A-1+/AA+        P-1/Aa2          29,998,093
  10,000,000      Westdeutsche Landesbank
                    1.490% due 11/12/2003                                         A-1+/AA+        P-1/Aa1           9,999,138
                                                                                                               --------------
TOTAL CERTIFICATES OF DEPOSIT
   (Cost $194,987,500)                                                                                            194,987,500
                                                                                                               --------------
COMMERCIAL PAPER -- 53.1%
  30,000,000      Alcon Capital Corporation
                    1.310% due 01/23/2003                                         A-1+/A-1+       P-1/P-1          29,975,983
  25,000,000      American Honda Finance Corporation
                    1.320% due 02/10/2003                                          A-1/A+         P-1/A2           24,963,333
  30,000,000      Asset Securitization Cooperative Corporation
                    1.330% due 02/24/2003                                          A-1+/NR        P-1/NR           29,940,150
  30,000,000      Corporate Receivables Corporation
                    1.350% due 02/03/2003                                          A-1+/NR        P-1/NR           29,962,875
  20,000,000      Enterprise Funding Corporation
                    1.530% due 02/06/2003                                          A-1+/NR        P-1/NR           19,969,400
  20,000,000      Falcon Asset Securitization Corporation
                    1.550% due 01/13/2003                                          A-1/NR         P-1/NR           19,989,667
  30,000,000      General Electric Capital Services, Inc.
                    1.700% due 01/07/2003                                         A-1+/AAA        P-1/Aaa          29,991,500
  20,000,000      Golden Funding Corporation
                    1.360% due 02/13/2003                                          A-1/NR         P-1/Aa2          19,967,511
  30,000,000      International Lease Finance Corporation
                    1.330% due 01/16/2003                                         A-1+/AA-        P-1/A1           29,983,375
  30,000,000      Koch Industries, Inc.
                    1.210% due 01/02/2003                                         A-1+/AA+        P-1/NR           29,998,992
  30,000,000      Liberty Street Funding Corporation
                    1.340% due 03/10/2003                                          A-1/NR         P-1/NR           29,924,067
  25,000,000      Moat Funding LLC
                    1.360% due 01/30/2003                                          A-1+/NR        P-1/NR           24,972,611
  30,000,000      Mont Blanc Capital Corporation
                    1.340% due 02/24/2003                                          A-1+/NR        P-1/NR           29,939,700
  30,000,000      National Rural Utilities Cooperative Finance Corporation
                    1.360% due 01/17/2003                                           A-1/A         P-1/A2           29,981,867
  30,000,000      New Center Asset Trust
                    1.250% due 01/02/2003                                          A-1+/NR        P-1/NR           29,998,958
  30,000,000      Park Avenue Receivables Corporation
                    1.780% due 01/14/2003                                          A-1/NR         P-1/NR           29,980,717
  25,000,000      Philip Morris Companies, Inc.
                    1.310% due 01/31/2003                                           A-1/A         P-1/A2           24,972,708
  25,000,000      Preferred Receivables Funding Corporation
                    1.330% due 01/17/2003                                          A-1/NR         P-1/NR           24,985,222

                       See Notes to Financial Statements.

MUNDER INSTITUTIONAL MONEY MARKET FUND
      Portfolio of Investments, December 31, 2002 (continued)
--------------------------------------------------------------------------------

                                                                                    RATING (UNAUDITED)
PRINCIPAL                                                                         -----------------------
AMOUNT                                                                             S&P(R)         MOODY'S               VALUE
-----------------------------------------------------------------------------------------------------------------------------
$ 20,000,000      Receivables Capital Corporation
                    1.750% due 01/14/2003                                          A-1+/NR        P-1/NR       $   19,987,361
  20,000,000      Sigma Finance, Inc.
                    1.396% due 09/05/2003                                         A-1+/AAA        P-1/Aaa          20,000,000
                  Superior Funding Capital:
  25,000,000        1.350% due 03/17/2003                                          A-1/NR         P-1/NR           24,929,687
  10,190,000        1.390% due 01/28/2003                                          A-1/NR         P-1/NR           10,179,377
  30,000,000      Toyota Motor Credit Corporation
                    1.300% due 02/13/2003                                         A-1+/AAA        P-1/Aa1          29,953,417
  30,000,000      Transamerica Finance Corporation
                    1.700% due 01/10/2003                                          A-1+/A         P-1/A3           29,987,250
  25,000,000      UBS Finance, Inc.
                    1.200% due 01/02/2003                                         A-1+/AA+        P-1/Aa2          24,999,167
                                                                                                               --------------
TOTAL COMMERCIAL PAPER
   (Cost $649,534,895)                                                                                            649,534,895
                                                                                                               --------------
CORPORATE NOTES -- 3.3%
  30,000,000      Beta Finance, Inc., 144A,
                    1.390% due 09/18/2003*, ++                                     A-1+/NR        P-1/NR           30,000,000
  10,000,000      Sigma Finance, Inc.,
                    1.350% due 05/09/2003++                                       A-1+/AAA        P-1/Aaa          10,000,000
                                                                                                               --------------
TOTAL CORPORATE NOTES
   (Cost $40,000,000)                                                                                              40,000,000
                                                                                                               --------------
REPURCHASE AGREEMENTS -- 22.7%
 187,215,708      Agreement with Lehman Brothers,
                    1.000% dated 12/31/2002, to be repurchased at $187,226,108 on 01/02/2003, collateralized by $289,492,621 U.S. Treasury Strips,
                    4.140%-4.396%+ having maturities from 05/15/12-05/15/13
                    (value $190,962,341)                                                                          187,215,707
  60,000,000      Agreement with Salomon Brothers,
                    1.27% dated 12/31/2002 to be repurchased at $60,004,233 on 01/02/2003, collateralized by $20,660,743 FHLMC,
                    5.000%-9.250% having maturities ranging from 10/01/07 through 12/01/32
                    (value $21,139,799) and $40,255,606 FNMA,
                    5.500%-13.000% having maturities ranging from 04/01/07 through 01/01/33
                    (value $40,994,877)                                                                            60,000,000
  30,000,000      Agreement with State Street Bank and Trust Company,
                    1.000% dated 12/31/2002, to be repurchased at $30,001,667 on 01/02/2003, collateralized by $25,010,000 U.S. Treasury Bond,
                    6.500%, maturing 02/15/2010
                    (value $30,605,988)                                                                            30,000,000
                                                                                                               --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $277,215,707)                                                                                            277,215,707
                                                                                                               --------------

TOTAL INVESTMENTS
   (Cost $1,161,738,102)                                                                 95.0%                  1,161,738,102
OTHER ASSETS AND LIABILITIES (NET)                                                        5.0                      61,641,950
                                                                                        -----                  --------------
NET ASSETS                                                                              100.0%                 $1,223,380,052
                                                                                        =====                  ==============

------------

 * Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

 + Rate represents annualized yield at date of purchase.

++ Variable rate security. The interest rate shown reflects rate currently in effect.

ABBREVIATIONS:

FHLMC-- Federal Home Loan Mortgage Corp.

FNMA-- Federal National Mortgage Association

                       See Notes to Financial Statements.

MUNDER INSTITUTIONAL FUNDS
      Statements of Assets and Liabilities, December 31, 2002
--------------------------------------------------------------------------------

                                                                  MUNDER           MUNDER
                                                           INSTITUTIONAL    INSTITUTIONAL           MUNDER
                                                                  S&P(R)           S&P(R)    INSTITUTIONAL            MUNDER
                                                                  MIDCAP         SMALLCAP       GOVERNMENT     INSTITUTIONAL
                                                            INDEX EQUITY     INDEX EQUITY     MONEY MARKET      MONEY MARKET
                                                                    FUND             FUND             FUND              FUND
                                                           -----------------------------------------------------------------
ASSETS:
Investments, at value
  See accompanying schedules:
    Securities(a)........................................   $57,306,054      $76,190,909      $19,687,286     $  884,522,395
    Repurchase agreements................................     2,242,000               --        9,910,607        277,215,707
                                                            -----------      -----------      -----------     --------------
Total Investments........................................    59,548,054       76,190,909       29,597,893      1,161,738,102
Cash.....................................................           226           88,333               --                 --
Interest receivable......................................            62               --          169,232          2,338,806
Dividends receivable.....................................        37,251           55,743               --                 --
Receivable for investment securities sold................            --          179,458               --                 --
Variation margin receivable..............................        14,025              200               --                 --
Receivable for Fund shares sold..........................        67,983            4,400          164,159         60,695,624
Receivable from Investment Advisor.......................            31               --            8,842            162,534
Unamortized organization costs...........................           174               --               --                 --
Prepaid expenses and other assets........................         1,418            2,475            1,429             17,283
                                                            -----------      -----------      -----------     --------------
    Total Assets.........................................    59,669,224       76,521,518       29,941,555      1,224,952,349
                                                            -----------      -----------      -----------     --------------
LIABILITIES:
Payable for Fund shares redeemed.........................        30,549           26,381               --                 --
Payable for investment securities purchased..............            --          131,580               --                 --
Payable upon return of securities loaned.................     3,924,030        9,140,594               --                 --
Dividends payable........................................            --               --           31,869          1,209,773
Custody fees payable.....................................        13,568           15,182            1,704             11,007
Shareholder servicing fees payable.......................         9,417           20,880               --                 --
Investment advisory fees payable.........................         7,134            8,793            3,150            122,391
Directors' fees and expenses payable.....................         5,843            7,045            5,736             15,103
Transfer agency/record keeping fees payable..............         3,781            5,089            1,506             88,611
Administration fees payable..............................         1,915            3,827            1,206             44,612
Accrued expenses and other payables......................        18,521           19,724            5,962             80,800
                                                            -----------      -----------      -----------     --------------
    Total Liabilities....................................     4,014,758        9,379,095           51,133          1,572,297
                                                            -----------      -----------      -----------     --------------
NET ASSETS...............................................   $55,654,466      $67,142,423      $29,890,422     $1,223,380,052
                                                            ===========      ===========      ===========     ==============
Investments, at cost.....................................   $66,419,072      $77,967,630      $29,597,893     $1,161,738,102
                                                            ===========      ===========      ===========     ==============
NET ASSETS CONSIST OF:
Undistributed net investment income......................   $    74,329      $    54,444      $        --     $           --
Undistributed/(Accumulated) net realized gain/(loss) on
  investments sold.......................................    (2,369,394)      (7,867,927)              --              5,120
Net unrealized depreciation of investments...............    (6,892,390)      (1,781,034)              --                 --
Par value................................................         7,823            7,151           29,890          1,223,375
Paid-in capital in excess of par value...................    64,834,098       76,729,789       29,860,532      1,222,151,557
                                                            -----------      -----------      -----------     --------------
                                                            $55,654,466      $67,142,423      $29,890,422     $1,223,380,052
                                                            ===========      ===========      ===========     ==============
NET ASSETS:
Class K Shares...........................................   $44,927,756      $60,751,305      $        --     $           --
                                                            ===========      ===========      ===========     ==============
Class Y Shares...........................................   $10,726,710      $ 6,391,118      $29,890,422     $1,223,380,052
                                                            ===========      ===========      ===========     ==============
SHARES OUTSTANDING:
Class K Shares...........................................     6,476,431        6,469,552               --                 --
                                                            ===========      ===========      ===========     ==============
Class Y Shares...........................................     1,346,076          681,375       29,890,422      1,223,374,933
                                                            ===========      ===========      ===========     ==============
CLASS K SHARES:
Net asset value, offering price and redemption price per
  share..................................................         $6.94            $9.39              N/A                N/A
                                                            ===========      ===========      ===========     ==============
CLASS Y SHARES:
Net asset value, offering price and redemption price per
  share..................................................         $7.97            $9.38            $1.00              $1.00
                                                            ===========      ===========      ===========     ==============

------------

(a) Including $3,765,022 and $8,701,947 of securities loaned for the Munder Institutional S&P(R) MidCap Index Equity Fund and the Munder Institutional S&P(R) SmallCap Index Equity Fund, respectively.

                       See Notes to Financial Statements.

MUNDER INSTITUTIONAL FUNDS
      Statements of Operations, Year Ended December 31, 2002
--------------------------------------------------------------------------------

                                                                    MUNDER           MUNDER
                                                             INSTITUTIONAL    INSTITUTIONAL           MUNDER
                                                                    S&P(R)           S&P(R)    INSTITUTIONAL           MUNDER
                                                                    MIDCAP         SMALLCAP       GOVERNMENT    INSTITUTIONAL
                                                              INDEX EQUITY     INDEX EQUITY     MONEY MARKET     MONEY MARKET
                                                                      FUND             FUND             FUND             FUND
                                                             ----------------------------------------------------------------
INVESTMENT INCOME:
Interest...................................................   $    50,878     $     10,795       $437,239        $16,556,002
Dividends(a)...............................................       477,507          630,747             --                 --
Securities lending.........................................        12,710           46,886             --                 --
                                                              -----------     ------------       --------        -----------
  Total Investment Income..................................       541,095          688,428        437,239         16,556,002
                                                              -----------     ------------       --------        -----------
EXPENSES:
Shareholder servicing fees:
  Class K Shares...........................................        93,187          181,713             --                 --
Custody fees...............................................        80,855          101,691         23,019            123,584
Investment advisory fees...................................        68,625          119,935         50,898          1,779,937
Legal and audit fees.......................................        21,209           25,543         20,673             58,830
Transfer agency/record keeping fees........................        20,428           33,779         10,834            356,035
Administration fees........................................        18,818           31,905         10,316            378,957
Directors' fees and expenses...............................         8,930           10,209          8,569             22,367
Registration and filing fees...............................         3,928            1,090          2,392             24,063
Amortization of organization costs.........................         1,077               --             --                 --
Other......................................................        14,804           18,445            517                529
                                                              -----------     ------------       --------        -----------
  Total Expenses...........................................       331,861          524,310        127,218          2,744,302
Fees waived and expenses reimbursed by investment
  advisor..................................................       (89,026)        (123,787)       (96,675)        (1,676,329)
                                                              -----------     ------------       --------        -----------
Net Expenses...............................................       242,835          400,523         30,543          1,067,973
                                                              -----------     ------------       --------        -----------
NET INVESTMENT INCOME......................................       298,260          287,905        406,696         15,488,029
                                                              -----------     ------------       --------        -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss from:
  Security transactions....................................    (1,264,480)      (2,700,558)            --                 --
  Futures contracts........................................      (549,236)         (70,959)            --                 --
Net change in unrealized appreciation/(depreciation) of:
  Securities...............................................    (7,162,553)      (9,988,938)            --                 --
  Futures contracts........................................       (36,833)         (16,550)            --                 --
                                                              -----------     ------------       --------        -----------
Net realized and unrealized loss on investments............    (9,013,102)     (12,777,005)            --                 --
                                                              -----------     ------------       --------        -----------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...............................................   $(8,714,842)    $(12,489,100)      $406,696        $15,488,029
                                                              ===========     ============       ========        ===========

------------

(a) Net of dividend withholding taxes of $352 for the Munder Institutional S&P(R) SmallCap Index Equity Fund.

                       See Notes to Financial Statements.

MUNDER INSTITUTIONAL FUNDS
      Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                 MUNDER INSTITUTIONAL S&P(R) MIDCAP          MUNDER INSTITUTIONAL S&P(R) SMALLCAP
                                                                  INDEX EQUITY FUND                             INDEX EQUITY FUND
                                           ----------------------------------------      ----------------------------------------
                                                  YEAR ENDED             YEAR ENDED             YEAR ENDED             YEAR ENDED
                                           DECEMBER 31, 2002      DECEMBER 31, 2001      DECEMBER 31, 2002      DECEMBER 31, 2001
                                           --------------------------------------------------------------------------------------
Net investment income....................     $   298,260            $   144,066           $    287,905            $   435,576
Net realized loss on investments sold....      (1,813,716)              (307,295)            (2,771,517)            (2,981,915)
Net change in unrealized
  appreciation/(depreciation) of
  investments............................      (7,199,386)               457,999            (10,005,488)             7,015,073
                                              -----------            -----------           ------------            -----------
Net increase/(decrease) in net assets
  resulting from operations..............      (8,714,842)               294,770            (12,489,100)             4,468,734
Dividends to shareholders from net
  investment income:
  Class K Shares.........................        (219,077)               (35,854)              (297,006)              (274,665)
  Class Y Shares.........................         (40,671)               (73,594)               (48,625)               (46,469)
Distributions to shareholders from net
  realized gains:
  Class K Shares.........................              --                (32,185)                    --             (2,987,526)
  Class Y Shares.........................              --                (59,360)                    --               (322,082)
Net increase/(decrease) in net assets
  from Fund share transactions:
  Class K Shares.........................      31,684,385             17,864,367             (8,957,707)            12,505,187
  Class Y Shares.........................       2,340,578              1,490,301               (608,356)            (1,243,938)
                                              -----------            -----------           ------------            -----------
Net increase/(decrease) in net assets....      25,050,373             19,448,445            (22,400,794)            12,099,241
NET ASSETS:
Beginning of year........................      30,604,093             11,155,648             89,543,217             77,443,976
                                              -----------            -----------           ------------            -----------
End of year..............................     $55,654,466            $30,604,093           $ 67,142,423            $89,543,217
                                              ===========            ===========           ============            ===========
Undistributed net investment income......     $    74,329            $    35,351           $     54,444            $   114,439
                                              ===========            ===========           ============            ===========

                       See Notes to Financial Statements.

MUNDER INSTITUTIONAL FUNDS
      Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

                                                 MUNDER INSTITUTIONAL GOVERNMENT                  MUNDER INSTITUTIONAL
                                                        MONEY MARKET FUND                          MONEY MARKET FUND
                                            -----------------------------------------    --------------------------------------
                                                   YEAR ENDED            PERIOD ENDED           YEAR ENDED           YEAR ENDED
                                            DECEMBER 31, 2002    DECEMBER 31, 2001(A)    DECEMBER 31, 2002    DECEMBER 31, 2001
                                            -----------------------------------------------------------------------------------
Net investment income.....................     $   406,696            $   101,835         $   15,488,029        $ 12,673,396
                                               -----------            -----------         --------------        ------------
Net increase in net assets resulting from
  operations..............................         406,696                101,835             15,488,029          12,678,516
Dividends to shareholders from net
  investment income:
  Class Y Shares..........................        (406,696)              (101,835)           (15,488,029)        (12,673,396)
Net increase in net assets from Fund share
  transactions:
  Class Y Shares..........................      16,672,146             13,218,276            669,606,696         398,576,968
                                               -----------            -----------         --------------        ------------
Net increase in net assets................      16,672,146             13,218,276            669,606,696         398,582,088
NET ASSETS:
Beginning of year/period..................      13,218,276                     --            553,773,356         155,191,268
                                               -----------            -----------         --------------        ------------
End of year...............................     $29,890,422            $13,218,276         $1,223,380,052        $553,773,356
                                               ===========            ===========         ==============        ============

------------

(a) The Munder Institutional Government Money Market Fund commenced operations on October 3, 2001.

                       See Notes to Financial Statements.

MUNDER INSTITUTIONAL FUNDS
      Statements of Changes -- Capital Stock Activity
--------------------------------------------------------------------------------

                                                 MUNDER INSTITUTIONAL S&P(R) MIDCAP          MUNDER INSTITUTIONAL S&P(R) SMALLCAP
                                                                  INDEX EQUITY FUND                             INDEX EQUITY FUND
                                           ----------------------------------------      ----------------------------------------
                                                  YEAR ENDED             YEAR ENDED             YEAR ENDED             YEAR ENDED
                                           DECEMBER 31, 2002      DECEMBER 31, 2001      DECEMBER 31, 2002      DECEMBER 31, 2001
                                           --------------------------------------------------------------------------------------
AMOUNT
CLASS K SHARES:
Sold.....................................     $ 41,720,597           $18,834,655            $ 11,256,860           $ 26,958,327
Issued as reinvestment of dividends......               --                    --                     334                  3,346
Redeemed.................................      (10,036,212)             (970,288)            (20,214,901)           (14,456,486)
                                              ------------           -----------            ------------           ------------
Net increase/(decrease)..................     $ 31,684,385           $17,864,367            $ (8,957,707)          $ 12,505,187
                                              ============           ===========            ============           ============
CLASS Y SHARES:
Sold.....................................     $  9,950,522           $ 1,916,664            $  1,147,223           $  2,827,801
Issued as reinvestment of dividends......               64                    --                      --                     --
Redeemed.................................       (7,610,008)             (426,363)             (1,755,579)            (4,071,739)
                                              ------------           -----------            ------------           ------------
Net increase/(decrease)..................     $  2,340,578           $ 1,490,301            $   (608,356)          $ (1,243,938)
                                              ============           ===========            ============           ============
SHARES
CLASS K SHARES:
Shares authorized ($0.001 par value).....       25,000,000            25,000,000              25,000,000             25,000,000
                                              ============           ===========            ============           ============
Sold.....................................        5,254,105             2,344,344               1,078,736              2,485,890
Issued as reinvestment of dividends......               --                    --                      31                    373
Redeemed.................................       (1,356,506)             (120,007)             (1,945,782)            (1,375,533)
                                              ------------           -----------            ------------           ------------
Net increase/(decrease)..................        3,897,599             2,224,337                (867,015)             1,110,730
                                              ============           ===========            ============           ============
CLASS Y SHARES:
Shares authorized ($0.001 par value).....       25,000,000            25,000,000              25,000,000             25,000,000
                                              ============           ===========            ============           ============
Sold.....................................        1,124,532               208,479                 113,178                261,680
Issued as reinvestment of dividends......                7                    --                      --                     --
Redeemed.................................         (778,038)              (44,482)               (165,891)              (366,611)
                                              ------------           -----------            ------------           ------------
Net increase/(decrease)..................          346,501               163,997                 (52,713)              (104,931)
                                              ============           ===========            ============           ============

                       See Notes to Financial Statements.

MUNDER INSTITUTIONAL FUNDS
      Statements of Changes -- Capital Stock Activity (continued)
--------------------------------------------------------------------------------

Since the Funds have sold, issued as reinvestment of dividends, and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions.

                                                    MUNDER INSTITUTIONAL GOVERNMENT                          MUNDER INSTITUTIONAL
                                                                  MONEY MARKET FUND                             MONEY MARKET FUND
                                        -------------------------------------------      ----------------------------------------
                                               YEAR ENDED              PERIOD ENDED             YEAR ENDED             YEAR ENDED
                                        DECEMBER 31, 2002      DECEMBER 31, 2001(A)      DECEMBER 31, 2002      DECEMBER 31, 2001
                                        -----------------------------------------------------------------------------------------
CLASS Y SHARES:
Shares authorized ($0.001 par
  value)..............................      500,000,000             500,000,000             5,000,000,000          5,000,000,000
                                          =============            ============           ===============        ===============
Sold..................................    $ 135,350,030            $ 65,597,144           $ 2,842,569,801        $ 1,406,802,391
Issued as reinvestment of dividends...               --                      --                   672,025                228,777
Redeemed..............................     (118,677,884)            (52,378,868)           (2,173,635,130)        (1,008,454,200)
                                          -------------            ------------           ---------------        ---------------
Net increase..........................    $  16,672,146            $ 13,218,276           $   669,606,696        $   398,576,968
                                          =============            ============           ===============        ===============

------------

(a) The Munder Institutional Government Money Market Fund commenced operations on October 3, 2001.

                       See Notes to Financial Statements.

MUNDER INSTITUTIONAL S&P(R) MIDCAP INDEX EQUITY FUND(A)
      Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                                           Y SHARES
                                                              -------------------------------------------------------------------
                                                                  YEAR          YEAR          YEAR             YEAR        PERIOD
                                                                 ENDED         ENDED         ENDED            ENDED         ENDED
                                                              12/31/02      12/31/01      12/31/00      12/31/99(C)      12/31/98
                                                              -------------------------------------------------------------------
Net asset value, beginning of period........................  $  9.43        $ 9.74        $10.29         $11.08         $ 10.00
                                                              -------        ------        ------         ------         -------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income.......................................     0.08          0.11          0.15           0.16            0.11
Net realized and unrealized gain/(loss) on investments......    (1.47)        (0.26)         1.56           1.48            1.34
                                                              -------        ------        ------         ------         -------
Total from investment operations............................    (1.39)        (0.15)         1.71           1.64            1.45
                                                              -------        ------        ------         ------         -------
LESS DISTRIBUTIONS:
Dividends from net investment income........................    (0.07)        (0.09)        (0.14)         (0.17)          (0.11)
Distributions in excess of net investment income............       --            --            --          (0.05)             --
Distributions from net realized gains.......................       --         (0.07)        (2.12)         (2.21)          (0.26)
                                                              -------        ------        ------         ------         -------
Total distributions.........................................    (0.07)        (0.16)        (2.26)         (2.43)          (0.37)
                                                              -------        ------        ------         ------         -------
Net asset value, end of period..............................  $  7.97        $ 9.43        $ 9.74         $10.29         $ 11.08
                                                              =======        ======        ======         ======         =======
TOTAL RETURN(B).............................................   (14.86)%       (1.29)%       17.74%         14.69%          15.04%
                                                              =======        ======        ======         ======         =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)........................  $10,727        $9,424        $8,141         $9,264         $10,853
Ratio of operating expenses to average net assets...........     0.34%         0.18%         0.18%          0.18%           0.18%(d)
Ratio of net investment income to average net assets........     0.85%         1.25%         1.36%          1.46%           1.20%(d)
Portfolio turnover rate.....................................       28%           22%           86%            36%             37%
Ratio of operating expenses to average net assets without
  expense waivers and reimbursements........................     0.52%         0.81%         0.83%          1.04%           0.88%(d)

------------

(a) The Munder Institutional S&P(R) MidCap Index Equity Fund Class Y Shares commenced operations on February 13, 1998.

(b) Total return represents aggregate total return for the period indicated.

(c) Per share numbers have been calculated using the average shares method.

(d) Annualized.

                       See Notes to Financial Statements.

MUNDER INSTITUTIONAL S&P(R) SMALLCAP INDEX EQUITY FUND(A)
      Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                                     Y SHARES
                                                 --------------------------------------------------------------------------------
                                                     YEAR          YEAR          YEAR          PERIOD        PERIOD        PERIOD
                                                    ENDED         ENDED         ENDED           ENDED         ENDED         ENDED
                                                 12/31/02      12/31/01      12/31/00   12/31/99(D,E)   12/31/98(E)      12/31/97
                                                 --------------------------------------------------------------------------------
Net asset value, beginning of period...........   $11.08        $10.94        $10.91       $ 10.00        $10.23          $10.00
                                                  ------        ------        ------       -------        ------          ------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income..........................     0.06          0.08          0.09          0.02          0.02            0.04
Net realized and unrealized gain/(loss) on
  investments..................................    (1.69)         0.52          1.00          1.02          0.84            0.26
                                                  ------        ------        ------       -------        ------          ------
Total from investment operations...............    (1.63)         0.60          1.09          1.04          0.86            0.30
                                                  ------        ------        ------       -------        ------          ------
LESS DISTRIBUTIONS:
Dividends from net investment income...........    (0.07)        (0.06)        (0.07)        (0.01)           --           (0.04)
Distributions from net realized gains..........       --         (0.40)        (0.99)           --            --              --
Distributions from capital.....................       --            --            --         (0.12)        (0.04)          (0.03)
                                                  ------        ------        ------       -------        ------          ------
Total distributions............................    (0.07)        (0.46)        (1.06)        (0.13)        (0.04)          (0.07)
                                                  ------        ------        ------       -------        ------          ------
Net asset value, end of period.................   $ 9.38        $11.08        $10.94       $ 10.91        $11.05(f)       $10.23
                                                  ======        ======        ======       =======        ======          ======
TOTAL RETURN(B)................................   (14.80)%        6.45%        10.58%        10.50%         8.41%           3.00%
                                                  ======        ======        ======       =======        ======          ======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........   $6,391        $8,136        $9,181       $22,834        $   --          $2,559
Ratio of operating expenses to average net
  assets.......................................     0.27%         0.18%         0.18%         0.18%(c)      0.18%(g)        0.18%(c)
Ratio of net investment income to average net
  assets.......................................     0.59%         0.74%         0.62%         1.14%(c)      0.52%(g)        0.80%(c)
Portfolio turnover rate........................       12%           23%          101%            3%           17%              8%
Ratio of operating expenses to average net
  assets without expense waivers and
  reimbursements...............................     0.43%         0.45%         0.57%         0.52%(c)      4.53%(g)        3.88%(c)

------------

(a) The Munder Institutional S&P(R) SmallCap Index Equity Fund Class Y Shares commenced operations on August 7, 1997.

(b) Total return represents aggregate total return for the period indicated.

(c) Annualized.

(d) Per share numbers have been calculated using the average shares method.

(e) The Fund ceased investment operations on May 18, 1998 and resumed operations on October 27, 1999.

(f)  Reflects the net asset value on May 18, 1998.

(g) Annualized based on the activity of the Fund through May 18, 1998.

                       See Notes to Financial Statements.

MUNDER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND(A)
      Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                     Y SHARES
                                                              ----------------------
                                                                  YEAR        PERIOD
                                                                 ENDED         ENDED
                                                              12/31/02      12/31/01
                                                              ----------------------
Net asset value, beginning of period........................  $  1.00       $  1.00
                                                              -------       -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................    0.016         0.005
                                                              -------       -------
Total from investment operations............................    0.016         0.005
                                                              -------       -------
LESS DISTRIBUTIONS:
Distributions from net investment income....................   (0.016)       (0.005)
                                                              -------       -------
Total distributions.........................................   (0.016)       (0.005)
                                                              -------       -------
Net asset value, end of period..............................  $  1.00       $  1.00
                                                              =======       =======
TOTAL RETURN(B).............................................     1.62%         0.50%
                                                              =======       =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)........................  $29,890       $13,218
Ratio of operating expenses to average net assets...........     0.12%         0.12%(c)
Ratio of net investment income to average net assets........     1.60%         2.13%(c)
Ratio of operating expenses to average net assets without
  expense waivers and reimbursements........................     0.50%         0.46%(c)

------------

(a) The Munder Institutional Government Money Market Fund commenced operations on October 3, 2001.

(b) Total return represents aggregate total return for the period indicated.

(c) Annualized.

                       See Notes to Financial Statements.

MUNDER INSTITUTIONAL MONEY MARKET FUND(A)
      Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                                        Y SHARES
                                                                  ----------------------------------------------------
                                                                        YEAR          YEAR          YEAR        PERIOD
                                                                       ENDED         ENDED         ENDED         ENDED
                                                                    12/31/02      12/31/01      12/31/00      12/31/99
                                                                  ----------------------------------------------------
Net asset value, beginning of period........................      $     1.00      $   1.00      $   1.00      $   1.00
                                                                  ----------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................           0.018         0.041         0.062         0.050
                                                                  ----------      --------      --------      --------
Total from investment operations............................           0.018         0.041         0.062         0.050
                                                                  ----------      --------      --------      --------
LESS DISTRIBUTIONS:
Dividends from net investment income........................          (0.018)       (0.041)       (0.062)       (0.050)
                                                                  ----------      --------      --------      --------
Total distributions.........................................          (0.018)       (0.041)       (0.062)       (0.050)
                                                                  ----------      --------      --------      --------
Net asset value, end of period..............................      $     1.00      $   1.00      $   1.00      $   1.00
                                                                  ==========      ========      ========      ========
TOTAL RETURN(B).............................................            1.79%         4.20%         6.44%         5.09%
                                                                  ==========      ========      ========      ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)........................      $1,223,380      $553,773      $155,191      $102,535
Ratio of operating expenses to average net assets...........            0.12%         0.12%         0.18%         0.20%(c)
Ratio of net investment income to average net assets........            1.74%         3.63%         6.26%         4.99%(c)
Ratio of operating expenses to average net assets without
  expense waivers and reimbursements........................            0.31%         0.33%         0.31%         0.37%(c)

------------

(a) The Munder Institutional Money Market Fund Class Y shares commenced operations on January 4, 1999.

(b) Total return represents aggregate total return for the period indicated.

(c) Annualized.

                       See Notes to Financial Statements.

                      [This Page Intentionally Left Blank]

THE MUNDER INSTITUTIONAL FUNDS
      Notes to Financial Statements, December 31, 2002
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     As of December 31, 2002, the Munder Funds (sometimes referred to as the "Funds") consisted of 36 portfolios, each of which is a series of The Munder Funds, Inc. ("MFI"), The Munder Funds Trust ("MFT"), The Munder Framlington Funds Trust ("Framlington"), St. Clair Funds, Inc. ("St. Clair"), or Munder @Vantage Fund ("@Vantage"). Information presented in these financial statements pertains only to the Munder Institutional S&P(R) MidCap Index Equity Fund, the Munder Institutional S&P(R) SmallCap Index Equity Fund, the Munder Institutional Government Money Market Fund and the Munder Institutional Money Market Fund, each a series of St. Clair (each, a "Fund" and collectively, the "Institutional Funds"). St. Clair is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a Maryland corporation on May 23, 1984. Each Institutional Fund is classified as a diversified management investment company under the 1940 Act.

     The Munder Institutional S&P(R) MidCap Index Equity Fund and the Munder Institutional S&P(R) SmallCap Index Equity Fund offer two classes of shares -- Class K and Class Y Shares. The Munder Institutional Government Money Market Fund and the Munder Institutional Money Market Fund (the "Money Market Funds") offer four classes of shares -- Class K, Class Y, Preferred (Y-2) and Investor (Y-3) Shares. At December 31, 2002 the Class K, Preferred (Y-2) and Investor (Y-3) Shares of the Munder Institutional Money Market Fund and the Munder Institutional Government Money Market Fund had not yet commenced operations. Financial statements for Class K Shares of the Institutional Funds and for all classes of the other Munder Funds are presented in separate reports.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

     Security Valuation: Securities are valued at the latest quoted sales price on the primary market or exchange where such securities are traded. Unlisted securities, or securities for which the latest sales prices are not available are valued at the mean of the most recently quoted bid and asked prices. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee, under the guidelines approved by the Board of Directors. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Directors determines that such valuation does not constitute fair value at that time. Securities held by the Money Market Funds are also valued on an amortized cost basis. Regular review and monitoring of the valuation of securities held by the Money Market Funds is performed pursuant to procedures established by the Board of Directors. Each Money Market Fund seeks to maintain a net asset value per share of $1.00.

     Futures Contracts: Each of the Munder Institutional S&P(R) MidCap Index Equity Fund and Munder Institutional S&P(R) SmallCap Index Equity Fund may enter into futures contracts for the purpose of hedging against changes in the value of the portfolio securities held and in the value of the securities it intends to purchase, or in order to maintain liquidity. Upon entering into a futures contract, a Fund is required to deposit with the broker, or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized appreciation/(depreciation) of futures contracts. A Fund recognizes a realized gain or loss when the contract is closed.

     There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

THE MUNDER INSTITUTIONAL FUNDS
      Notes to Financial Statements, December 31, 2002 (continued)
--------------------------------------------------------------------------------

     Repurchase Agreements: Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during a Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, a Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to a Fund in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which a Fund seeks to assert its rights. Munder Capital Management or World Asset Management, a division of Munder Capital Management, which manages the Fund, (either/or, the "Advisor") reviews the value of the collateral and the creditworthiness of those banks and dealers with which a Fund enters into repurchase agreements to evaluate potential risks.

     Loans of Portfolio Securities: Each Fund may lend portfolio securities in an amount up to 25% of the value of its total assets. Each loan is secured by collateral adjusted daily to have a market value at least equal to 102% of the market value of the securities loaned at the close of business on the preceding business day. These loans are terminable at any time and a Fund will receive any interest or dividends paid on the loaned securities. A Fund may share with the borrower some of the income received on the collateral for the loan or a Fund will be paid a premium for the loan. If the borrower defaults and the value of the portfolio securities increases in excess of the collateral received or if bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

     Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to each Fund based upon the relevant driver of such expenses. General expenses income and realized and unrealized gains and losses of each Fund are prorated among the share classes based on the relative net assets of each class.

     Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly (if available) by the Munder Institutional S&P(R) MidCap Equity Fund and the Munder Institutional S&P(R) SmallCap Index Equity Fund; declared daily and paid monthly (if available) by the Munder Institutional Money Market Fund and the Munder Institutional Government Money Market Fund. Each Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of certain expenses and income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by a Fund as a whole.

     Federal Income Taxes: Each Fund's policy is to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

THE MUNDER INSTITUTIONAL FUNDS
      Notes to Financial Statements, December 31, 2002 (continued)
--------------------------------------------------------------------------------

2. INVESTMENT ADVISOR, ADMINISTRATOR AND OTHER RELATED PARTY TRANSACTIONS

     For its advisory services, the Advisor is entitled to receive fees from the Funds, computed daily and payable monthly, based on the average daily net assets of the respective Fund, at the following annual rates:

                                                                FEES ON AVERAGE
                                                                   DAILY NET
                                                                    ASSETS
                                                                ---------------
Munder Institutional S&P(R) MidCap Index Equity Fund........         0.15%
Munder Institutional S&P(R) SmallCap Index Equity Fund......         0.15%
Munder Institutional Government Money Market Fund...........         0.20%(1)
Munder Institutional Money Market Fund......................         0.20%(1)

------------

1 The Advisor has contractually agreed to reduce the management fee to 0.12% for the Munder Institutional Money Market Fund and the Munder Institutional Government Money Market Fund through April 30, 2003.

     The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from each Fund a fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the institutional portfolios of St. Clair, as follows:

AGGREGATE NET ASSETS                                            FEE
---------------------------------------------------------------------
First $3 billion............................................  0.0510%
Next $3 billion.............................................  0.0490%
Thereafter..................................................  0.0465%

     In its capacity as administrator, the Advisor is also entitled to receive a fee from MFI, MFT, Framlington, @Vantage Fund and the Liquidity Plus Money Market Fund portfolio of St. Clair, based on their aggregate average daily net assets.

     For the period from June 1, 2002 through May 31, 2003, the Advisor has agreed to limit to $3.9 million the total amount it may receive in the aggregate from MFI, MFT, Framlington, St. Clair and @Vantage for its services as administrator, after payment of sub-administration fees to the Munder Funds' sub-administrators. For the year ended December 31, 2002, the Advisor earned the following amounts, before and after payment of sub-administration fees, for its administrative services to the Institutional Funds:

                                                                   AMOUNT EARNED              AMOUNT EARNED
                                                                 BEFORE PAYMENT OF          AFTER PAYMENT OF
                                                              SUB-ADMINISTRATION FEES    SUB-ADMINISTRATION FEES
----------------------------------------------------------------------------------------------------------------
Munder Institutional S&P(R) MidCap Index Equity Fund........         $ 15,540                   $ 10,360
Munder Institutional S&P(R) SmallCap Index Equity Fund......           21,512                     14,419
Munder Institutional Government Money Market Fund...........            8,083                      5,462
Munder Institutional Money Market Fund......................          317,923                    212,840

     The Advisor voluntarily waived fees and reimbursed certain operating expenses of the Munder Institutional S&P (R) MidCap Index Equity Fund and the Munder Institutional S&P (R) SmallCap Index Equity Fund and contractually waived fees and reimbursed certain operating expenses of the Munder Institutional Government Money Market Fund and the Munder Institutional Money Market Fund, for the year ended December 31, 2002, as follows:

                                                                 FEES         EXPENSES
FUND                                                            WAIVED       REIMBURSED
---------------------------------------------------------------------------------------
Munder Institutional S&P(R) MidCap Index Equity Fund........   $ 41,974       $ 47,052
Munder Institutional S&P(R) SmallCap Index Equity Fund......     85,430         38,357
Munder Institutional Government Money Market Fund...........     20,359         76,316
Munder Institutional Money Market Fund......................    711,975        964,354

     Comerica, Inc. ("Comerica"), through its wholly-owned subsidiary Comerica Bank, owns approximately 97% of the Advisor. Comerica Bank provides certain sub-transfer agency and related services to each Fund. As compensation for the sub-transfer agency and related services provided to each Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of each Fund beneficially owned by Comerica Bank and its

THE MUNDER INSTITUTIONAL FUNDS
      Notes to Financial Statements, December 31, 2002 (continued)
--------------------------------------------------------------------------------

customers. Comerica Bank earned $4,496, $8,016, $1,988 and $56,169 for its sub-transfer agency and other related services provided to the Munder Institutional S&P(R) MidCap Index Equity Fund, Munder Institutional S&P(R) SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund, respectively, for the year ended December 31, 2002.

     Each Trustee of MFT and Framlington and each Director of MFI and St. Clair is paid an aggregate fee for services provided as a Board member of MFT, MFI, Framlington and St. Clair. The fee consists of a $68,000 annual retainer ($90,000 for the Chairman) for services in such capacity, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Directors/ Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Director/ Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MFI, MFT, Framlington, St. Clair and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica's affiliates receives any compensation from MFI, MFT, Framlington, St. Clair or @Vantage.

3. DISTRIBUTION AND SERVICE PLAN

     The Institutional Funds have a Distribution and Service Plan (the "Plan") with respect to Class K, Class Y-2 and Class Y-3 Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, the service fees are used primarily to pay securities dealers and other financial institutions and organizations (collectively, the "Service Organizations") who provide shareholder services for the Institutional Funds. The Plan also permits payments with respect to Class Y-2 and Class Y-3 Shares to be made by the Money Market Funds to the Distributor or directly to other service providers in connection with the distribution of the Money Market Funds' shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Money Market Funds).

     The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

  CLASS K      CLASS Y-2    CLASS Y-3
   SHARES        SHARES       SHARES
SERVICE FEES   12B-1 FEES   12B-1 FEES
--------------------------------------
   0.25%         1.00%        1.00%

     Comerica Securities, a wholly-owned subsidiary of Comerica, and Comerica Bank are among the Service Organizations who may receive fees from the Institutional Funds under the Plan. For the year ended December 31, 2002, the Munder Institutional S&P (R) MidCap Index Equity Fund and the Munder Institutional S&P (R) SmallCap Index Equity Fund paid $0 and $0, respectively, to Comerica Securities and $93,362 and $181,426, respectively, to Comerica Bank for shareholder services provided to Class K shareholders. No payments were made under the Plan by Class K, Class Y-2 and Class Y-3 shareholders of the Money Market Funds as those classes had not yet commenced operations.

4. SECURITIES TRANSACTIONS

     For the year ended December 31, 2002, cost of purchases and proceeds from sales of securities, other than short-term investments and U.S. Government securities, were as follows:

                                                               PURCHASES        SALES
                                                              --------------------------
Munder Institutional S&P(R) MidCap Index Equity Fund........  $44,785,463    $12,154,839
Munder Institutional S&P(R) SmallCap Index Equity Fund......    9,914,904     19,482,126

THE MUNDER INSTITUTIONAL FUNDS
      Notes to Financial Statements, December 31, 2002 (continued)
--------------------------------------------------------------------------------

     At December 31, 2002, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value for Federal income tax purposes was as follows:

                                                               AGGREGATE                                      TAX BASIS
                                                               COST FOR       TAX BASIS       TAX BASIS          NET
                                                              FEDERAL TAX     UNREALIZED      UNREALIZED      UNREALIZED
                                                               PURPOSES      APPRECIATION    DEPRECIATION    DEPRECIATION
                                                              -----------------------------------------------------------
Munder Institutional S&P(R) MidCap Index Equity Fund........  $67,473,539    $ 2,333,415     $10,258,900     $(7,925,485)
Munder Institutional S&P(R) SmallCap Index Equity Fund......   80,581,205     13,841,987      18,232,283      (4,390,296)

     At December 31, 2002, the Funds had the following open financial futures contracts:

                                                                          NOTIONAL VALUE       MARKET VALUE      GROSS UNREALIZED
                                                            CONTRACTS      OF CONTRACTS        OF CONTRACTS        DEPRECIATION
                                                            ---------------------------------------------------------------------
Munder Institutional S&P(R) MidCap Index Equity Fund:
S&P(R) 400 Index, March 2003..............................     11           $2,385,822          $2,364,450           $21,372
Munder Institutional S&P(R) SmallCap Index Equity Fund:
Russell 2000 Index, March 2003............................      2              387,513             383,200             4,313

5. ORGANIZATIONAL COSTS

     Expenses incurred prior to June 30, 1998 in connection with the organization of the Munder Institutional S&P(R) MidCap Index Equity Fund, including the fees and expenses of registering and qualifying their shares for distribution under Federal securities regulations, are being amortized on a straight-line basis over a period of 5 years from commencement of operations.

6. REVOLVING LINE OF CREDIT

     Effective December 18, 2002, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Munder Institutional S&P(R) MidCap Index Equity Fund and Munder Institutional S&P(R) SmallCap Index Equity Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund for which a loan is extended. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 17, 2003 on the daily amount of the unused commitment. During the year ended December 31, 2002, only the Munder Institutional S&P(R) MidCap Index Equity Fund utilized the revolving line of credit and incurred $1,159 in interest charges. As of December 31, 2002, the Institutional Funds did not have any borrowings outstanding under the revolving line of credit. For the year ended December 31, 2002, total commitment fees incurred by the Munder Institutional S&P(R) MidCap Index Equity Fund and Munder Institutional S&P(R) SmallCap Index Equity Fund were $642 and $1,479, respectively.

7. DISTRIBUTIONS TO SHAREHOLDERS

     The tax character of distributions paid to shareholders during the years ended December 31, 2002 and December 31, 2001 was as follows:

                                                            YEAR ENDED                           PERIOD ENDED
                                                        DECEMBER 31, 2002:                    DECEMBER 31, 2001:
                                                    --------------------------    ------------------------------------------
                                                     ORDINARY                      ORDINARY       LONG-TERM
                                                      INCOME          TOTAL         INCOME       CAPITAL GAIN       TOTAL
                                                    ------------------------------------------------------------------------
Munder Institutional S&P(R) MidCap Index Equity
  Fund............................................  $   259,748    $   259,748    $   109,448     $   91,545     $   200,993
Munder Institutional S&P(R) SmallCap Index Equity
  Fund............................................      345,631        345,631      1,738,566      1,892,176       3,630,742
Munder Institutional Government Money Market
  Fund............................................      406,696        406,696        101,835             --         101,835
Munder Institutional Money Market Fund............   15,488,029     15,488,029     12,673,396             --      12,673,396

THE MUNDER INSTITUTIONAL FUNDS
      Notes to Financial Statements, December 31, 2002 (continued)
--------------------------------------------------------------------------------

     At December 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                                         UNDISTRIBUTED       POST OCTOBER LOSS/       UNREALIZED
                                                        ORDINARY INCOME    CAPITAL LOSS CARRYOVER    DEPRECIATION       TOTAL
                                                        ------------------------------------------------------------------------
Munder Institutional S&P(R) MidCap Index Equity
  Fund................................................      $71,169             $(1,330,909)         $(7,925,485)    $(9,185,225)
Munder Institutional S&P(R) SmallCap Index Equity
  Fund................................................       49,525              (5,250,211)          (4,390,296)     (9,590,982)
Munder Institutional Government Money Market Fund.....        2,032                      --                   --           2,032
Munder Institutional Money Market Fund................       17,793                      --                   --          17,793

     The differences between book and tax distributable earnings are primarily due to wash sales, section 1256 mark-to-market adjustments and deferred Director fees.

8. INCOME TAX INFORMATION

     As determined at December 31, 2002 the following Funds had available for Federal income tax purposes, unused capital losses as follows:

                                                              EXPIRING 2009    EXPIRING 2010      TOTAL
                                                              --------------------------------------------
Munder Institutional S&P(R) MidCap Equity Index Fund........   $  285,090       $1,011,539      $1,296,629
Munder Institutional S&P(R) SmallCap Equity Index Fund......    2,558,383        2,052,498       4,610,881

     Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The following Funds have elected to defer net capital losses arising between November 1, 2002 and December 31, 2002 as follows:

                                                              POST-OCTOBER
                                                                CAPITAL
                                                                 LOSSES
--------------------------------------------------------------------------
Munder Institutional S&P(R) MidCap Index Equity Fund........    $ 34,280
Munder Institutional S&P(R) SmallCap Index Equity Fund......     639,330

9. SUBSEQUENT EVENTS

     On February 11, 2003, the Board of Directors approved the following matters to be voted upon by shareholders of the Institutional Funds: (1) the election of eight Directors of St. Clair, seven of which are currently members of the Board of Directors, (2) a Plan of Reorganization and Redomiciliation providing for (a) the acquisition of all of the assets of each Fund by a corresponding series ("New Fund") of the Munder Series Trust, a newly formed Delaware statutory trust, in exchange for shares of the New Fund and the assumption of all liabilities of each Fund by the corresponding New Fund and (b) the subsequent liquidation of each Fund, and (3) the amendment or elimination of certain of each Fund's fundamental investment restrictions in order to modernize its investment restrictions and increase its investment flexibility.

THE MUNDER INSTITUTIONAL FUNDS
      Notes to Financial Statements, December 31, 2002 (continued)
--------------------------------------------------------------------------------

10. DIRECTORS AND OFFICERS (UNAUDITED)

     Information about the Directors and executive officers of the Munder Funds, including their business addresses, ages and principal occupations during the past five years, and other current directorships of publicly traded companies or funds, are set forth in the table below. A Director is deemed to be a "Non-Interested Director" to the extent the Director is not an "interested" person of the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

                                                                                                  NUMBER OF
                                                                                                 PORTFOLIOS
                                                TERM OF                                            IN FUND             OTHER
                                               OFFICE AND                PRINCIPAL                 COMPLEX         DIRECTORSHIPS
                             POSITION(S)       LENGTH OF               OCCUPATION(S)             OVERSEEN BY          HELD BY
NAME, ADDRESS AND AGE       WITH ST. CLAIR    TIME SERVED           DURING PAST 5 YEARS           DIRECTOR           DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED DIRECTORS
Charles W. Elliott          Director and      Indefinite(1)   Consultant, self-employed              36         None
c/o The Munder Funds        Chairman          since 2/94      (since 7/95). Director, MFI
480 Pierce Street                                             (since 2/95); Trustee, MFT
Suite 300                                                     (since 11/89). Trustee,
Birmingham, MI 48009                                          Framlington (since 11/96);
Age 71.                                                       Trustee, @Vantage (since 8/00);
                                                              and Trustee, Munder Series
                                                              Trust (since 2/03).
John Rakolta, Jr.           Director and      Indefinite(1)   Chairman and Chief Executive           36         None
c/o The Munder Funds        Vice Chairman     since 4/95      Officer, Walbridge Aldinger
480 Pierce Street                                             Company (construction company)
Suite 300                                                     (since 1991). Director, MFI
Birmingham, MI 48009                                          (since 2/93); Trustee, MFT
Age 55.                                                       (since 4/95); Trustee,
                                                              Framlington (since 11/96);
                                                              Trustee, @Vantage (since 8/00);
                                                              and Munder Series Trust (since
                                                              2/03).
David J. Brophy             Director          Indefinite(1)   Professor of Finance,                  36         DirectPlacement,
c/o The Munder Funds                          since 4/95      University of Michigan-Business                   Inc. (financial
480 Pierce Street                                             School (since 8/66). Director,                    technology company)
Suite 300                                                     MFI (since 5/93); Trustee, MFT                    (since 2/02).
Birmingham, MI 48009                                          (since 4/95); Trustee,
Age 66.                                                       Framlington (since 11/96);
                                                              Trustee @Vantage (since 8/00;
                                                              and Trustee, Munder Series
                                                              Trust (since 2/03).
Dr. Joseph E. Champagne     Director          Indefinite(1)   Vice President, Macomb College         36         None
c/o The Munder Funds                          since 2/94      (since 2001); Dean, Macomb
480 Pierce Street                                             College (since 9/97). Director,
Suite 300                                                     MFI (since 2/95); Trustee, MFT
Birmingham, MI 48009                                          (since 11/89); Trustee,
Age 64.                                                       Framlington (since 11/96);
                                                              Trustee, @Vantage (since 8/00);
                                                              and Trustee, Munder Series
                                                              Trust (since 2/03).

THE MUNDER INSTITUTIONAL FUNDS
      Notes to Financial Statements, December 31, 2002 (continued)
--------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                                                 PORTFOLIOS
                                                TERM OF                                            IN FUND             OTHER
                                               OFFICE AND                PRINCIPAL                 COMPLEX         DIRECTORSHIPS
                             POSITION(S)       LENGTH OF               OCCUPATION(S)             OVERSEEN BY          HELD BY
NAME, ADDRESS AND AGE       WITH ST. CLAIR    TIME SERVED           DURING PAST 5 YEARS           DIRECTOR           DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
Thomas D. Eckert            Director          Indefinite(1)   Director, President and Chief          36         None
c/o The Munder Funds                          since 4/95      Executive Officer, Capital
480 Pierce Street                                             Automotive REIT (real estate
Suite 300                                                     investment trust specializing
Birmingham, MI 48009                                          in retail automotive
Age 55.                                                       properties) (since 10/97).
                                                              Director, MFI (since 2/93);
                                                              Trustee, MFT (since 4/95);
                                                              Trustee, Framlington (since
                                                              11/96); Trustee, @Vantage
                                                              (since 8/00); and Trustee,
                                                              Munder Series Trust (since
                                                              2/03).
Dr. Arthur T. Porter        Director          Indefinite(1)   President and Chief Executive          36         None
3990 John R.                                  Since 2/01      Officer of the Detroit Medical
Detroit, MI 48201                                             Center (since 3/99); Professor
Age 46.                                                       with Tenure and Chairman of
                                                              Radiation Oncology of Wayne
                                                              State University School of
                                                              Medicine (3/91 to 3/99).
                                                              Director, MFI (since 2/01);
                                                              Trustee, MFT (since 2/01);
                                                              Trustee, Framlington (since
                                                              2/01); Trustee, @Vantage (since
                                                              2/01).
INTERESTED DIRECTOR
Michael T. Monahan(2)       Director          Indefinite(1)   President of Monahan                   36         CMS Energy
3707 West Maple Rd.                           Since 8/00      Enterprises, LLC (consulting                      Corporation (since
Suite 102                                                     company) (since 6/99); Chairman                   12/02); Guilford
Bloomfield Hills, MI 48301                                    of Munder Capital Management                      Mills, Inc.
Age 64.                                                       (investment advisor) (10/99 to                    (supplier of
                                                              12/00); Chairman and Chief                        automotive textile
                                                              Executive Officer of Munder                       products) (since
                                                              Capital Management (10/99 to                      10/02).
                                                              12/99); President of Comerica
                                                              Incorporated (bank holding
                                                              company) (6/92 to 6/99).
                                                              Director, MFI (since 8/00);
                                                              Trustee, MFT (since 8/00);
                                                              Trustee, Framlington (since
                                                              8/00); Trustee, @Vantage (since
                                                              8/00); and Trustee Munder
                                                              Series Trust (since 2/03).

-----------------------------------------------------------------------------------------------------------------------------------
1 The Director may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Director shall retire as
  Director at the end of the calendar year in which the Director attains the age of 72 years.
2 Mr. Monahan is an "interested" Director as defined in the 1940 Act. Mr. Monahan owns stock in Comerica, Inc, the indirect parent company of Munder Capital Management, the Funds' advisor.

THE MUNDER INSTITUTIONAL FUNDS
      Notes to Financial Statements, December 31, 2002 (continued)
--------------------------------------------------------------------------------

                                                TERM OF
                                               OFFICE AND
                             POSITION(S)       LENGTH OF
NAME, ADDRESS AND AGE       WITH ST. CLAIR    TIME SERVED             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS
James C. Robinson           President and     through 2/04    Chairman and Chief Executive Officer of Munder Capital
480 Pierce Street           Principal         since 5/00      Management (investment advisor) (January 2000 to present);
Suite 300                   Executive                         Chief Investment Officer/Fixed Income of Munder Capital
Birmingham, MI 48009        Officer                           Management (1/90 to 1/00). President of MFI (since 5/00);
Age 41.                                                       MFT (since 5/00); Framlington (since 5/00); @Vantage (since
                                                              8/00 and Munder Series Trust (since 2/03).
Stephen J. Shenkenberg      Vice President    through 2/04    General Counsel of Munder Capital Management (investment
480 Pierce Street           and Secretary     since 8/00      advisor) (7/00 to present); Deputy General Counsel of Strong
Suite 300                                                     Capital Management, Inc. (investment advisor) (12/92 to
Birmingham, MI 48009                                          7/00). Vice President and Secretary of MFI (since 8/00), MFT
Age 44.                                                       (since 8/00), Framlington (since 8/00), @Vantage (since
                                                              8/00).
Elyse G. Essick             Vice President    through 2/04    Chief Marketing Officer of Munder Capital Management
480 Pierce Street                             since 4/95      (investment advisor) (9/88 to present). Vice President of
Suite 300                                                     MFI (since 4/95), MFT (since 4/95), Framlington (since
Birmingham, MI 48009                                          11/96), @Vantage (since 2/01).
Age 44.
Peter K. Hoglund            Vice President    through 2/04    Chief Administration Officer of Munder Capital Management
480 Pierce Street           and Principal     since 2/01      (investment advisor) (5/00 to present); Associate of
Suite 300                   Financial                         Heartland Industrial Partners (a private equity group)
Birmingham, MI 48009        Officer                           (10/99 to 5/00); Sr. Portfolio Manager of Munder Capital
Age 36.                                                       Management (1/98 to 10/99). Vice President of MFI (since
                                                              2/01), MFT (since 2/01), Framlington (since 2/01), @Vantage
                                                              (since 2/01) and Munder Series Trust (since 2/03).
Cherie Ugorowski            Treasurer and     through 2/04    Controller of Munder Capital Management (investment advisor)
480 Pierce Street           Principal         since 8/01      (6/01 to present); Corporate Accounting Manager,
Suite 300                   Accounting                        DaimlerChrysler Corporation (automotive manufacturer) (9/99
Birmingham, MI 48009        Officer                           to 6/01); Manager, Audit and Business Advisory Practice,
Age 34.                                                       Arthur Andersen LLP (9/90 to 9/99). Treasurer of MFI (since
                                                              8/01), MFT (since 8/01), Framlington (since 8/01), @Vantage
                                                              (since 8/01) and Munder Series Trust (since 2/03).

     The SAI for St. Clair includes additional information about the Funds' officers and Directors and is available, without charge, upon request, by calling (800) 438-5789.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Directors and Shareholders of St. Clair Funds, Inc.

We have audited the accompanying statements of assets and liabilities of the Munder Institutional S&P(R) MidCap Index Equity Fund, Munder Institutional S&P(R) SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund, and the Munder Institutional Money Market Fund (four of the portfolios constituting St. Clair Funds, Inc.) (collectively, the "Funds"), including the portfolios of investments, as of December 31, 2002, and the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Munder Institutional S&P(R) MidCap Index Equity Fund, Munder Institutional S&P(R) SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund, and the Munder Institutional Money Market Fund of St. Clair Funds, Inc., at December 31, 2002, and the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                        /s/ Ernst & Young LLP

Boston, Massachusetts
February 13, 2003

                      [This Page Intentionally Left Blank]

BOARD OF DIRECTORS
                   Charles W. Elliott, Chairman
                   John Rakolta, Jr., Vice Chairman
                   David J. Brophy
                   Joseph E. Champagne
                   Thomas D. Eckert
                   Michael T. Monahan
                   Arthur T. Porter
OFFICERS
                   James C. Robinson, President
                   Peter K. Hoglund, Vice President
                   Elyse G. Essick, Vice President
                   Stephen J. Shenkenberg, Vice President and Secretary Mary Ann Shumaker, Assistant Secretary
                   Melanie Mayo West, Assistant Secretary
                   Cherie N. Ugorowski, Treasurer
                   David W. Rumph, Assistant Treasurer
                   Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISORS

                            Munder Capital Management               World Asset Management, a division of
                            Munder Capital Center                   Munder
                            480 Pierce Street                       Capital Management
                            Birmingham, MI 48009                    255 East Brown Street
                                                                    Birmingham, MI 48009

ADMINISTRATOR
                   Munder Capital Management
                   Munder Capital Center
                   480 Pierce Street
                   Birmingham, MI 48009
TRANSFER AGENT
                   PFPC, Inc.
                   4400 Computer Drive
                   Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN
                   State Street Bank & Trust Company
                   225 Franklin Street
                   Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR
                   Funds Distributor, Inc.
                   60 State Street
                   Boston, MA 02109
LEGAL COUNSEL
                   Dechert LLP
                   1775 I Street, N.W.
                   Washington, D.C. 20006
INDEPENDENT AUDITORS
                   Ernst & Young LLP
                   200 Clarendon Street
                   Boston, MA 02116

ANNINSTIY1202